N-3	Dec. 31, 2023 USD ($)
Prospectus:
Document Type	N-3
Entity Registrant Name	College Retirement Equities Fund
Entity Central Index Key	0000777535
Entity Investment Company Type	N-3
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Location in Prospectus
FEES AND EXPENSES
Charges for Early Withdrawals	● None			How to transfer and withdraw your money
Transaction Charges

● The Contract does not impose a transaction charge nor a transfer charge.

● Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.

Fee and expense tables of each Contract
	● A $75 origination fee ($125 for residential loans) and a $25 annual maintenance fee will apply to Retirement Plan Loans.			Loans
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses (not including any fees of a financial advisor) that you may pay each year, depending on the options you choose. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

Fee and expense tables of each Contract
	Annual Fee	Minimum	Maximum

	Annual Contract Expenses (Varies by Investment Account and Class) (as a percentage of average annual net assets)	CREF Equity Index Account, Class R4: 0.030%	CREF Stock Account, Class R1: 0.485%

	Optional benefits available for an additional charge (for single optional benefit, if elected)	N/A	N/A

             Location in Prospectus   Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost (not including any fees of a financial advisor) you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.            Lowest Annual Cost:
CREF Equity Index Account, Class R4: $29 Highest Annual Cost:
CREF Stock Account,
Class R1: $463

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of Contract Classes and Account management fees

● No optional benefits

● No sales charges

● No additional purchase payments, transfers or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of Contract Classes, Account management fees and optional benefits

● No sales charges

	● No additional purchase payments, transfers or withdrawals
Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals ● None How to transfer and withdraw your money
Surrender Charge (of Amount Surrendered) Maximum [Percent]	0.00%
Transaction Charges [Text Block]	Transaction Charges

● The Contract does not impose a transaction charge nor a transfer charge.

● Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.

	Fee and expense tables of each Contract ● A $75 origination fee ($125 for residential loans) and a $25 annual maintenance fee will apply to Retirement Plan Loans. Loans
Ongoing Fees and Expenses [Table Text Block]	Ongoing Fees and Expenses (annual charges) The table below describes the fees and expenses (not including any fees of a financial advisor) that you may pay each year, depending on the options you choose. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected. Fee and expense tables of each Contract Annual FeeMinimumMaximum Annual Contract Expenses (Varies by Investment Account and Class) (as a percentage of average annual net assets)CREF Equity Index Account, Class R4: 0.030%CREF Stock Account, Class R1: 0.485% Optional benefits available for an additional charge (for single optional benefit, if elected)N/AN/A Location in Prospectus Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost (not including any fees of a financial advisor) you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract. Lowest Annual Cost:
CREF Equity Index Account, Class R4: $29 Highest Annual Cost:
CREF Stock Account,
Class R1: $463

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of Contract Classes and Account management fees

● No optional benefits

● No sales charges

● No additional purchase payments, transfers or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of Contract Classes, Account management fees and optional benefits

● No sales charges

	● No additional purchase payments, transfers or withdrawals
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost:
CREF Equity Index Account, Class R4: $29 Highest Annual Cost:
CREF Stock Account,
Class R1: $463

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of Contract Classes and Account management fees

● No optional benefits

● No sales charges

● No additional purchase payments, transfers or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of Contract Classes, Account management fees and optional benefits

● No sales charges

	● No additional purchase payments, transfers or withdrawals
Risks [Table Text Block]	RISKS Risk of Loss ● You can lose money by investing in your Contract, including loss of principal. Principal risks of investing in the Contract Not a Short-Term Investment

● The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash (except for the Money Market Account).

● The benefits of a tax deferral product, adding premiums over time to the value of your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

● Your employer’s plan or the Internal Revenue Code (“IRC”) may impose restrictions on your ability to redeem your accumulation under certain circumstances.

● If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.

 Principal risks of investing in the Contract Risks Associated with Investments

● An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the Accounts that you choose under the Contract.

● Each Account has its own unique risks.

● You should review the Accounts before making an investment decision.

Principal risks of investing in the Contract

Appendix—Additional information about the Accounts available under the Contract

	Location in Prospectus Insurance Company Risks ● An investment in the Contract is subject to risks related to CREF, and any obligations, guarantees or benefits of the Contract are subject to CREF’s claims-paying ability. CREF may not be able to meet its obligations to you. CREF is not an insurance company. Principal risks of investing in the Contract
Investment Restrictions [Text Block]	Investments

● Though the Accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Accounts available under the terms of your employer’s plan and this Prospectus.

● Your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

● We have adopted policies and procedures to discourage market timing and excessive transaction activity.

● We reserve the right to add or close Accounts, substitute another Account without your consent, or combine Accounts. A substituted Account may have different fees and expenses.

Who we are and other related information

Market timing/excessive trading policy

Optional Benefit Restrictions [Text Block]	Optional Benefits

● Certain optional benefits are subject to a minimum dollar amount. We reserve the right to cancel optional benefits at any time.

● There are restrictions on the frequency of transactions within a certain period.

● We may terminate the transfer feature of the Contract at any time.

Benefits available under the Contract

Other features of the Contract

Tax Implications [Text Block]	Tax Implications

● You should consult with a qualified tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

● Withdrawals on your Contract will be subject to ordinary income tax and may be subject to premature distribution taxes if taken before age 59½.

● Generally, you are not taxed until you make a withdrawal from the Contract.

● Premium taxes may apply with respect to the Contract.

● If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.

	Taxes
Investment Professional Compensation [Text Block]	Investment Professional Compensation ● Your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment. Conflicts of interest
Exchanges [Text Block]	Exchanges ● Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract. How to transfer and withdraw your money
Item 4. Fee Table [Text Block]

Fee and expense tables of each Contract

The following tables describe the fees and estimated expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. TIAA or subsidiaries of TIAA provide or arrange for the provision of services for CREF “at cost” to TIAA and its affiliates. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and estimated expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between Accounts. State premium taxes may also be deducted. These fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract value or other assets or any plan-level fees for TIAA recordkeeping (as discussed in further detail in the section entitled “Information from TIAA: TIAA plan pricing, employer plan fees and potential transfer fees” below). If such charges were reflected, the fees and expenses would be higher.

TRANSACTION EXPENSES

	Charge on all accounts
	Class R1	Class R2	Class R3	Class R4
Sales load imposed on purchases (as a percentage of premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee or Redemption fee[1]	none	none	none	none
General loan origination fee	$75	$75	$75	$75
Residential loan origination fee	$125	$125	$125	$125
Annual loan maintenance fee	$25	$25	$25	$25

[1]

Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.

The next table describes the fees and expenses of each Account (not including any advisory fees paid to financial intermediaries) that you will pay each year during the time that you own the Contract.

ESTIMATED ANNUAL CONTRACT EXPENSES
(as a percentage of average net assets)

	Base contract expenses	Management fees	Other expenses: Administrative expenses	Other expenses: Distribution expenses	Total other expenses	Total annual expense deductions

Stock Account
Class R4	0.005%	0.080%	0.010%	0.005%	0.015%	0.100%
Class R3	0.005	0.080	0.150	0.020	0.170	0.255
Class R2	0.005	0.080	0.210	0.025	0.235	0.320
Class R1	0.005	0.080	0.340	0.060	0.400	0.485

Global Equities Account
Class R4	0.005%	0.075%	0.010%	0.005%	0.015%	0.095%
Class R3	0.005	0.075	0.150	0.020	0.170	0.250
Class R2	0.005	0.075	0.210	0.025	0.235	0.315
Class R1	0.005	0.075	0.340	0.060	0.400	0.480

Growth Account
Class R4	0.005%	0.050%	0.010%	0.005%	0.015%	0.070%
Class R3	0.005	0.050	0.150	0.020	0.170	0.225
Class R2	0.005	0.050	0.210	0.025	0.235	0.290
Class R1	0.005	0.050	0.340	0.060	0.400	0.455

Equity Index Account
Class R4	0.005%	0.010%	0.010%	0.005%	0.015%	0.030%
Class R3	0.005	0.010	0.150	0.020	0.170	0.185
Class R2	0.005	0.010	0.210	0.025	0.235	0.250
Class R1	0.005	0.010	0.340	0.060	0.400	0.415

Core Bond Account
Class R4	0.005%	0.075%	0.010%	0.005%	0.015%	0.095%
Class R3	0.005	0.075	0.150	0.020	0.170	0.250
Class R2	0.005	0.075	0.210	0.025	0.235	0.315
Class R1	0.005	0.075	0.340	0.060	0.400	0.480

Inflation-Linked Bond Account
Class R4	0.005%	0.040%	0.010%	0.005%	0.015%	0.060%
Class R3	0.005	0.040	0.150	0.020	0.170	0.215
Class R2	0.005	0.040	0.210	0.025	0.235	0.280
Class R1	0.005	0.040	0.340	0.060	0.400	0.445

Social Choice Account
Class R4	0.005%	0.045%	0.010%	0.005%	0.015%	0.065%
Class R3	0.005	0.045	0.150	0.020	0.170	0.220
Class R2	0.005	0.045	0.210	0.025	0.235	0.285
Class R1	0.005	0.045	0.340	0.060	0.400	0.450

	Base contract expenses	Management fees	Other expenses: Administrative expenses	Other expenses: Distribution expenses	Total other expenses	Total annual expense deductions

Money Market Account
Class R4	0.005%	0.015%	0.010%	0.005%	0.015%	0.035%
Class R3	0.005	0.015	0.150	0.020	0.170	0.190
Class R2	0.005	0.015	0.210	0.025	0.235	0.255
Class R1	0.005	0.015	0.340	0.060	0.400	0.420

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Account operating expenses. This example does not reflect any advisory fees paid to financial intermediaries from your Contract value or other assets or any plan-level fees for TIAA recordkeeping (as discussed in further detail in the section entitled “Information from TIAA: TIAA plan pricing, employer plan fees and potential transfer fees” below). If such charges were reflected, the costs of the Contract would be higher.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated and surrender your Contract at the end of each of these time periods. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Account operating expenses. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years

Stock Account
Class R4	$102	$323	$565	$1,283
Class R3	$261	$821	$1,435	$3,245
Class R2	$327	$1,029	$1,798	$4,058
Class R1	$496	$1,556	$2,714	$6,099

Global Equities Account
Class R4	$97	$307	$537	$1,219
Class R3	$256	$805	$1,407	$3,182
Class R2	$322	$1,013	$1,770	$3,996
Class R1	$491	$1,540	$2,686	$6,037

Growth Account
Class R4	$72	$226	$396	$899
Class R3	$230	$725	$1,267	$2,867
Class R2	$297	$933	$1,631	$3,683
Class R1	$465	$1,460	$2,548	$5,730

Equity Index Account
Class R4	$31	$97	$170	$386
Class R3	$189	$596	$1,043	$2,362
Class R2	$256	$805	$1,407	$3,182
Class R1	$425	$1,333	$2,326	$5,237

Core Bond Account
Class R4	$97	$307	$537	$1,219
Class R3	$256	$805	$1,407	$3,182
Class R2	$322	$1,013	$1,770	$3,996
Class R1	$491	$1,540	$2,686	$6,037

Inflation-Linked Bond Account
Class R4	$61	$194	$339	$771
Class R3	$220	$693	$1,211	$2,741
Class R2	$287	$901	$1,575	$3,558
Class R1	$455	$1,429	$2,493	$5,607

Social Choice Account
Class R4	$67	$210	$368	$835
Class R3	$225	$709	$1,239	$2,804
Class R2	$292	$917	$1,603	$3,621
Class R1	$460	$1,444	$2,520	$5,669

Money Market Account
Class R4	$36	$113	$198	$450
Class R3	$195	$612	$1,071	$2,426
Class R2	$261	$821	$1,435	$3,245
Class R1	$430	$1,349	$2,354	$5,299

Portfolio turnover

The Accounts pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Contract expenses or in the example, affect an Account’s performance. During the most recent fiscal year, the Accounts’ portfolio turnover rates were the following percentages of the average value of their portfolios:

Stock Account: 36%

Global Equities Account: 32%

Growth Account: 33%

Equity Index Account: 2%

Core Bond Account: 80%

Inflation-Linked Account: 27%

Social Choice Account: 81%

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES

	Charge on all accounts
	Class R1	Class R2	Class R3	Class R4
Sales load imposed on purchases (as a percentage of premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee or Redemption fee[1]	none	none	none	none
General loan origination fee	$75	$75	$75	$75
Residential loan origination fee	$125	$125	$125	$125
Annual loan maintenance fee	$25	$25	$25	$25

[1]

Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.

Exchange Fee, Footnotes [Text Block]	Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.
Annual Contract Expenses [Table Text Block]

ESTIMATED ANNUAL CONTRACT EXPENSES
(as a percentage of average net assets)

	Base contract expenses	Management fees	Other expenses: Administrative expenses	Other expenses: Distribution expenses	Total other expenses	Total annual expense deductions

Stock Account
Class R4	0.005%	0.080%	0.010%	0.005%	0.015%	0.100%
Class R3	0.005	0.080	0.150	0.020	0.170	0.255
Class R2	0.005	0.080	0.210	0.025	0.235	0.320
Class R1	0.005	0.080	0.340	0.060	0.400	0.485

Global Equities Account
Class R4	0.005%	0.075%	0.010%	0.005%	0.015%	0.095%
Class R3	0.005	0.075	0.150	0.020	0.170	0.250
Class R2	0.005	0.075	0.210	0.025	0.235	0.315
Class R1	0.005	0.075	0.340	0.060	0.400	0.480

Growth Account
Class R4	0.005%	0.050%	0.010%	0.005%	0.015%	0.070%
Class R3	0.005	0.050	0.150	0.020	0.170	0.225
Class R2	0.005	0.050	0.210	0.025	0.235	0.290
Class R1	0.005	0.050	0.340	0.060	0.400	0.455

Equity Index Account
Class R4	0.005%	0.010%	0.010%	0.005%	0.015%	0.030%
Class R3	0.005	0.010	0.150	0.020	0.170	0.185
Class R2	0.005	0.010	0.210	0.025	0.235	0.250
Class R1	0.005	0.010	0.340	0.060	0.400	0.415

Core Bond Account
Class R4	0.005%	0.075%	0.010%	0.005%	0.015%	0.095%
Class R3	0.005	0.075	0.150	0.020	0.170	0.250
Class R2	0.005	0.075	0.210	0.025	0.235	0.315
Class R1	0.005	0.075	0.340	0.060	0.400	0.480

Inflation-Linked Bond Account
Class R4	0.005%	0.040%	0.010%	0.005%	0.015%	0.060%
Class R3	0.005	0.040	0.150	0.020	0.170	0.215
Class R2	0.005	0.040	0.210	0.025	0.235	0.280
Class R1	0.005	0.040	0.340	0.060	0.400	0.445

Social Choice Account
Class R4	0.005%	0.045%	0.010%	0.005%	0.015%	0.065%
Class R3	0.005	0.045	0.150	0.020	0.170	0.220
Class R2	0.005	0.045	0.210	0.025	0.235	0.285
Class R1	0.005	0.045	0.340	0.060	0.400	0.450

	Base contract expenses	Management fees	Other expenses: Administrative expenses	Other expenses: Distribution expenses	Total other expenses	Total annual expense deductions

Money Market Account
Class R4	0.005%	0.015%	0.010%	0.005%	0.015%	0.035%
Class R3	0.005	0.015	0.150	0.020	0.170	0.190
Class R2	0.005	0.015	0.210	0.025	0.235	0.255
Class R1	0.005	0.015	0.340	0.060	0.400	0.420

Surrender Example [Table Text Block]

	1 year	3 years	5 years	10 years

Stock Account
Class R4	$102	$323	$565	$1,283
Class R3	$261	$821	$1,435	$3,245
Class R2	$327	$1,029	$1,798	$4,058
Class R1	$496	$1,556	$2,714	$6,099

Global Equities Account
Class R4	$97	$307	$537	$1,219
Class R3	$256	$805	$1,407	$3,182
Class R2	$322	$1,013	$1,770	$3,996
Class R1	$491	$1,540	$2,686	$6,037

Growth Account
Class R4	$72	$226	$396	$899
Class R3	$230	$725	$1,267	$2,867
Class R2	$297	$933	$1,631	$3,683
Class R1	$465	$1,460	$2,548	$5,730

Equity Index Account
Class R4	$31	$97	$170	$386
Class R3	$189	$596	$1,043	$2,362
Class R2	$256	$805	$1,407	$3,182
Class R1	$425	$1,333	$2,326	$5,237

Core Bond Account
Class R4	$97	$307	$537	$1,219
Class R3	$256	$805	$1,407	$3,182
Class R2	$322	$1,013	$1,770	$3,996
Class R1	$491	$1,540	$2,686	$6,037

Inflation-Linked Bond Account
Class R4	$61	$194	$339	$771
Class R3	$220	$693	$1,211	$2,741
Class R2	$287	$901	$1,575	$3,558
Class R1	$455	$1,429	$2,493	$5,607

Social Choice Account
Class R4	$67	$210	$368	$835
Class R3	$225	$709	$1,239	$2,804
Class R2	$292	$917	$1,603	$3,621
Class R1	$460	$1,444	$2,520	$5,669

Money Market Account
Class R4	$36	$113	$198	$450
Class R3	$195	$612	$1,071	$2,426
Class R2	$261	$821	$1,435	$3,245
Class R1	$430	$1,349	$2,354	$5,299

Annuitize Example [Table Text Block]

	1 year	3 years	5 years	10 years

Stock Account
Class R4	$102	$323	$565	$1,283
Class R3	$261	$821	$1,435	$3,245
Class R2	$327	$1,029	$1,798	$4,058
Class R1	$496	$1,556	$2,714	$6,099

Global Equities Account
Class R4	$97	$307	$537	$1,219
Class R3	$256	$805	$1,407	$3,182
Class R2	$322	$1,013	$1,770	$3,996
Class R1	$491	$1,540	$2,686	$6,037

Growth Account
Class R4	$72	$226	$396	$899
Class R3	$230	$725	$1,267	$2,867
Class R2	$297	$933	$1,631	$3,683
Class R1	$465	$1,460	$2,548	$5,730

Equity Index Account
Class R4	$31	$97	$170	$386
Class R3	$189	$596	$1,043	$2,362
Class R2	$256	$805	$1,407	$3,182
Class R1	$425	$1,333	$2,326	$5,237

Core Bond Account
Class R4	$97	$307	$537	$1,219
Class R3	$256	$805	$1,407	$3,182
Class R2	$322	$1,013	$1,770	$3,996
Class R1	$491	$1,540	$2,686	$6,037

Inflation-Linked Bond Account
Class R4	$61	$194	$339	$771
Class R3	$220	$693	$1,211	$2,741
Class R2	$287	$901	$1,575	$3,558
Class R1	$455	$1,429	$2,493	$5,607

Social Choice Account
Class R4	$67	$210	$368	$835
Class R3	$225	$709	$1,239	$2,804
Class R2	$292	$917	$1,603	$3,621
Class R1	$460	$1,444	$2,520	$5,669

Money Market Account
Class R4	$36	$113	$198	$450
Class R3	$195	$612	$1,071	$2,426
Class R2	$261	$821	$1,435	$3,245
Class R1	$430	$1,349	$2,354	$5,299

No Surrender Example [Table Text Block]

	1 year	3 years	5 years	10 years

Stock Account
Class R4	$102	$323	$565	$1,283
Class R3	$261	$821	$1,435	$3,245
Class R2	$327	$1,029	$1,798	$4,058
Class R1	$496	$1,556	$2,714	$6,099

Global Equities Account
Class R4	$97	$307	$537	$1,219
Class R3	$256	$805	$1,407	$3,182
Class R2	$322	$1,013	$1,770	$3,996
Class R1	$491	$1,540	$2,686	$6,037

Growth Account
Class R4	$72	$226	$396	$899
Class R3	$230	$725	$1,267	$2,867
Class R2	$297	$933	$1,631	$3,683
Class R1	$465	$1,460	$2,548	$5,730

Equity Index Account
Class R4	$31	$97	$170	$386
Class R3	$189	$596	$1,043	$2,362
Class R2	$256	$805	$1,407	$3,182
Class R1	$425	$1,333	$2,326	$5,237

Core Bond Account
Class R4	$97	$307	$537	$1,219
Class R3	$256	$805	$1,407	$3,182
Class R2	$322	$1,013	$1,770	$3,996
Class R1	$491	$1,540	$2,686	$6,037

Inflation-Linked Bond Account
Class R4	$61	$194	$339	$771
Class R3	$220	$693	$1,211	$2,741
Class R2	$287	$901	$1,575	$3,558
Class R1	$455	$1,429	$2,493	$5,607

Social Choice Account
Class R4	$67	$210	$368	$835
Class R3	$225	$709	$1,239	$2,804
Class R2	$292	$917	$1,603	$3,621
Class R1	$460	$1,444	$2,520	$5,669

Money Market Account
Class R4	$36	$113	$198	$450
Class R3	$195	$612	$1,071	$2,426
Class R2	$261	$821	$1,435	$3,245
Class R1	$430	$1,349	$2,354	$5,299

Portfolio Turnover [Text Block]

Portfolio turnover

The Accounts pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Contract expenses or in the example, affect an Account’s performance. During the most recent fiscal year, the Accounts’ portfolio turnover rates were the following percentages of the average value of their portfolios:

Stock Account: 36%

Global Equities Account: 32%

Growth Account: 33%

Equity Index Account: 2%

Core Bond Account: 80%

Inflation-Linked Account: 27%

Social Choice Account: 81%

Item 5. Principal Risks [Table Text Block]

Principal risks of investing in the Contract

Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus. Additional risks and details regarding various risks and benefits of investing in the Contract are described in other sections of the Prospectus and in the Statement of Additional Information (“SAI”). These include more specific risks that each Account may be subject to, which are detailed in the Appendix. The Contract may be subject to additional risks other than those identified and described in the Prospectus and SAI.

Risk of Loss. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not guaranteed by the U.S. Government, the FDIC or any other governmental agency.

Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash (except for the Money Market Account). The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also means the Contract is more beneficial to investors with a long-term horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for you. If you make early withdrawals, you may be subject to pay ordinary income tax, including a premature distribution tax if you are under age 59½. Your employer’s plan or the IRC may impose restrictions on your ability to redeem your accumulation under certain circumstances.

Investment Risk. As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the Accounts. Performance can vary depending on the performance of the Accounts you selected that are available under the Contract. You bear the risk of any decline in the account balance of your Contract resulting from the performance of the Accounts you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should review the Accounts carefully before making an investment decision.

Each Account will have its own unique risks. We do not guarantee the investment performance of the Accounts, and you bear the entire investment risk. Additional information regarding the Accounts available under your Contract is provided below in this Prospectus under “Appendix—Additional information about the Accounts available under the Contract.”

Risks Associated with CREF. An investment in the Contract is subject to risks related to CREF and any obligations, guarantees or benefits of the Contract are subject to CREF’s overall financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any variable annuity. The “mortality risk” of each Account is shared among those who receive income from it and is not guaranteed by either CREF or TIAA.

Possible Adverse Tax Consequences. The tax rules applicable to the Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Business Continuity Risks. We are exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, disease outbreaks and terrorist acts, which could adversely affect our ability to administer a Contract. In the event that a natural or man-made disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process Contract transactions or to calculate Contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.

Cybersecurity Risks. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the Accounts, intermediaries and other affiliated or third party service providers are susceptible to operational, information security and related risks through breaches in cybersecurity. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cybersecurity failures by us or any of our service providers, the Accounts, or the issuers of securities in which the Accounts invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses; interference with our processing of Contract transactions, including the processing of orders from our website; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that we or our service providers will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, we cannot directly control the cybersecurity plans or systems implemented by our service providers.

Item 11. Benefits Available (N-3) [Text Block]

Benefits available under the Contract

The following table summarizes information about the benefits available under the Contract.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Death benefit
The amount of the death benefit is the accumulation on the Valuation Day that we authorize payment of the death benefit.	Standard	No charge	● Withdrawals could significantly reduce the death benefit. ● Only available in accumulation phase.
Retirement transition benefit

If your employer’s plan allows, you may be able to receive a single-sum payment of up to 10% of the value of any part of an accumulation being converted to a one-life or two-life annuity on the annuity starting date. Such employer plan and 10% limitations do not apply to IRAs.

Subject to the provisions under your Contract, you may redeem accumulation units generally not less than $1,000 from one or more of the Accounts prior to annuitization.

	Optional	No charge

● Subject generally to a minimum amount of $1,000.

● This benefit will not be available before the earliest date permitted under your employer’s plan.

● The portion of your accumulation available to you in this benefit may be limited by your employer’s plan.

● If you are married and if some or all of your accumulation is subject to ERISA, your right to receive this benefit is subject to the rights of your spouse.

● Withdrawals may lower your Contract value, will be subject to ordinary tax and may be subject to a premature distribution tax if taken before age 59½.

For more information on death benefits, see the section below. For more information on the retirement transition benefit see the section entitled “Retirement Transition Benefit” above.

Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under CREF Contracts are payable to the beneficiaries you name. When you purchase your annuity Contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries any time before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death. Changing beneficiaries may impact your annuity options, even for annuities that have already begun to make payments. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of the year of your death. For more information, see “Taxes.”

Amount of death benefit

If you die during the accumulation phase, the death benefit is the amount of your accumulation. The value of the account may increase or decrease with market fluctuations. If you and your annuity partner die during the annuity phase while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the present value, based on an effective annual interest rate of 4%, of the unit annuity payments due for the remainder of the period.

Example

If the total amount of your premiums equals $100,000 and has grown to $110,000 due to positive performance of the Accounts you chose to invest in, then your death benefit will be $110,000. Similarly, if your accumulation has shrunk to $90,000 due to negative performance of the Account you chose to invest in, then your death benefit will be $90,000.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on participants, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances for non-ERISA properties.

Participants are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated on TIAA’s website account access feature at www.tiaa.org 24 hours a day, in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, or by calling our Automated Telephone Service at 800-842-2252 to hear personal account updates 24 hours a day or speaking with a consultant during call center hours.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. Your choice of beneficiary may limit your available options with regard to payment of the death benefit. Changes in federal tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of your death, or if you are an eligible designated beneficiary, you will need to satisfy RMD rules. For more information, see “Taxes.”

Payments during accumulation phase

Currently, the available methods of payment for death benefits from funds in the accumulation phase are:

● Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

● One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period, subject to current tax laws;

● Annuity for a Fixed Period (only available under certain Contracts), in which the death benefit is paid for a fixed number of years (subject to the terms of the Contract and current tax laws); and

● Minimum Distribution Payments (this option is not available under all Contracts), in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the IRC’s minimum distribution requirements.

In Notice 2023-54, the IRS announced that final regulations updating existing minimum distribution requirements for qualified retirement plans, 403(b) plans, governmental 457(b) plans and IRAs will be effective no earlier than the 2024 calendar year. We cannot predict which proposed regulations will become final regulations. Consult your qualified tax advisor for more information. Effective January 1, 2024, Secure 2.0 (see “Enacted Tax Legislation” below) has modified the minimum distribution requirements applicable to surviving spouses (see “Taxes” below for more information).

These options may not be available to a designated beneficiary under federal law. Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments.

Payments during annuity phase

If you and your annuity partner die during the annuity phase, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your Contract (although federal tax laws may require payment within ten years to avoid excise tax). Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a single-sum payment, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below, and the SAI.

Your spouse’s rights to death benefits

In general, your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may generally require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will generally go to your estate unless your employer’s plan provides otherwise.

If you are married, and all or part of your accumulation is attributable to contributions made under:

A) an employer plan subject to ERISA; or

B) an employer plan that provides for spousal rights to benefits,

then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

● Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

● Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights to death benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A) an employer plan subject to ERISA; or

B) an employer plan that provides for spousal rights to benefits,

then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

● an income option other than a two-life annuity with your spouse as second annuitant; or

● beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

● a retirement transition benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option or a retirement transition benefit or withdrawal must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse,” see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Other features of the Contract

In the chart below is a summary of other features of the Contract:

Name of feature Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Internal transfers
Subject to the provisions under your Contract, you may internally transfer accumulation units generally not less than $1,000 from one Account to another Account or to your companion TIAA contract.	Optional	No charge	● Subject generally to a minimum amount of $1,000. ● Internal transfers may be restricted to not more than one in a calendar quarter.
Systematic withdrawals
Subject to the provisions under your Contract, you may redeem accumulation units generally not less than $100 from one or more of the Accounts on a systematic basis.	Optional	No charge

● Subject generally to a minimum amount of $100.

● May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

● If you are married and if some or all of your accumulation is subject to ERISA, your right to receive a single-sum benefit is subject to the rights of your spouse.

● Withdrawals may lower your Contract value, will be subject to ordinary income tax and may be subject to a premature distribution tax if taken before age 59½.

Name of feature Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Systematic internal transfers

Subject to the provisions under your Contract, you may internally transfer accumulation units generally not less than $100 from one Account to another Account or to your companion TIAA contract on a systematic basis.

	Optional	No charge	● Subject generally to a minimum amount of $100. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.
Systematic withdrawals to pay financial advisory fees

Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your adviser.

	Optional	No charge

● We will not assess a charge for the withdrawal of these advisory fees.

● Withdrawals may lower your Contract value.

● You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

● Such withdrawals may occur monthly, quarterly, semi-annually or annually and are transacted at the current accumulation unit value of the specified Investment Account.

Benefits Available [Table Text Block]

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Death benefit
The amount of the death benefit is the accumulation on the Valuation Day that we authorize payment of the death benefit.	Standard	No charge	● Withdrawals could significantly reduce the death benefit. ● Only available in accumulation phase.
Retirement transition benefit

If your employer’s plan allows, you may be able to receive a single-sum payment of up to 10% of the value of any part of an accumulation being converted to a one-life or two-life annuity on the annuity starting date. Such employer plan and 10% limitations do not apply to IRAs.

Subject to the provisions under your Contract, you may redeem accumulation units generally not less than $1,000 from one or more of the Accounts prior to annuitization.

	Optional	No charge

● Subject generally to a minimum amount of $1,000.

● This benefit will not be available before the earliest date permitted under your employer’s plan.

● The portion of your accumulation available to you in this benefit may be limited by your employer’s plan.

● If you are married and if some or all of your accumulation is subject to ERISA, your right to receive this benefit is subject to the rights of your spouse.

● Withdrawals may lower your Contract value, will be subject to ordinary tax and may be subject to a premature distribution tax if taken before age 59½.

For more information on death benefits, see the section below. For more information on the retirement transition benefit see the section entitled “Retirement Transition Benefit” above.

Item 18. Options Available (N-3) [Text Block]

Appendix: Accounts available under the Contract

The following is a list of the Accounts available under the Contract. Not all Accounts may be available under the terms of your employer’s plan. You may only invest in those Accounts available under the terms of your employer’s plan and this Prospectus.

More information about the Accounts is available below and also can be requested at no cost by following the instructions on the back cover page. The current expenses and performance information below reflect Contract fees and expenses that are paid by each investor in CREF Class R3 units, but does not reflect the impact of any advisory fees paid to financial intermediaries or TIAA plan pricing arrangements (as discussed in further detail in the section entitled “Information from TIAA: TIAA plan pricing, employer plan fees and potential transfer fees” above). If such charges were reflected, the fees and expenses would be higher. Each Account’s past performance is not necessarily an indication of future performance.

			Average annual total returns 12/31/2023 (Class R3)*
Investment objective	Account Adviser	Current expenses (Class R3)	One year	Five years	Ten years

Seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.	Stock Account TCIM	0.255%	22.37%	12.26%	8.64%

Seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.	Global Equities Account TCIM	0.250	23.94	12.97	8.18

Seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.	Growth Account TCIM	0.225	46.09	17.15	13.45

Seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.	Equity Index Account TCIM	0.185	25.77	14.99	11.26

Seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.	Core Bond Account TCIM	0.250	6.31	1.42	2.04

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.	Inflation-Linked Bond Account TCIM	0.215	4.62	3.49	2.45

Seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.	Social Choice Account TCIM	0.220	14.82	8.44	6.43

Seeks high current income consistent with maintaining liquidity and preserving capital.	Money Market Account TCIM	0.190	4.97	1.71	1.06

*		Previously, the information stated above showed each Account’s average annual total returns and current expenses for Class R1. Class R3 has been selected because Class R3 is the oldest class of CREF.

Investment Option Expenses and Performance (N-3) [Table Text Block]

			Average annual total returns 12/31/2023 (Class R3)*
Investment objective	Account Adviser	Current expenses (Class R3)	One year	Five years	Ten years

Seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.	Stock Account TCIM	0.255%	22.37%	12.26%	8.64%

Seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.	Global Equities Account TCIM	0.250	23.94	12.97	8.18

Seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.	Growth Account TCIM	0.225	46.09	17.15	13.45

Seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.	Equity Index Account TCIM	0.185	25.77	14.99	11.26

Seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.	Core Bond Account TCIM	0.250	6.31	1.42	2.04

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.	Inflation-Linked Bond Account TCIM	0.215	4.62	3.49	2.45

Seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.	Social Choice Account TCIM	0.220	14.82	8.44	6.43

Seeks high current income consistent with maintaining liquidity and preserving capital.	Money Market Account TCIM	0.190	4.97	1.71	1.06

*		Previously, the information stated above showed each Account’s average annual total returns and current expenses for Class R1. Class R3 has been selected because Class R3 is the oldest class of CREF.

Some Investments Not Available for all Benefits (N-3) [Text Block]

The following is a list of the Accounts available under the Contract. Not all Accounts may be available under the terms of your employer’s plan. You may only invest in those Accounts available under the terms of your employer’s plan and this Prospectus.

Item 19. Additional Information About Investment Options (N-3) [Text Block]

Your investment options

Overview of the Accounts

Currently, CREF has eight investment portfolios, or Accounts, which are divided into several categories reflecting different investment management strategies. Not all Accounts may be available under the terms of your employer’s plan. You may only invest in those Accounts available under the terms of your employer’s plan and this Prospectus.

They are:

Equity Accounts:

● Stock Account

● Global Equities Account

● Growth Account

Index Account:

● Equity Index Account

Fixed-Income Accounts:

● Core Bond Account

● Inflation-Linked Bond Account

Specialty/Balanced Account:

● Social Choice Account

Money Market Account:

● Money Market Account

CREF’s goal is to provide retirement benefits. CREF has a long-term investment perspective and the Accounts provide a wide range of investment alternatives. Each Account has its own investment objective, policies and special risks. The investment objective of an Account cannot be changed without the approval of a majority of Account participants. CREF can change investment policies without such approval. There is no guarantee that any Account will meet its investment objective.

Each of the Stock, Global Equities, Equity Index, Core Bond and Inflation-Linked Bond Accounts has a policy of investing, under normal circumstances, at least 80% of its respective assets (net assets, plus the amount of any borrowings for investment purposes) in certain securities implied by its name, including such terms as “equity” and “index.” Each of these Accounts will provide its participants with at least 60 days’ prior notice before making changes to this policy. The Accounts are not appropriate for market timing. You should not invest in the Accounts if you are a market timer.

Equity Accounts

Stock Account

Investment Objective: A favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

Principal Investment Strategies: Under normal circumstances, the Stock Account invests at least 80% of its assets in a broadly diversified portfolio of common stocks. CREF’s investment adviser, TCIM, typically uses a combination of fundamental active management, quantitative, and indexing investment strategies to manage the Account. TCIM invests the Account’s assets in both domestic and foreign securities to achieve the Account’s investment objective. TCIM seeks to achieve the Account’s overall investment objective by managing the Account in segments, each of which may use one of these different investment strategies.

A majority of the Account is managed using a fundamental active management investment strategy. With active management, TCIM looks for stocks that it believes are attractively priced based on an analysis of the company’s prospects for growth in earnings, cash flow, revenues or other relevant measures. TCIM also looks for companies whose assets appear undervalued in the market. In general, TCIM focuses on companies with shareholder-oriented management dedicated to creating shareholder value. The Account may invest in companies of any size, including small companies.

A portion of the Account is managed using a quantitative strategy. With quantitative strategies, TCIM may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of various segments of the benchmark index, while also seeking to outperform that benchmark index. Quantitative strategies often employ proprietary, quantitative modeling techniques for stock selection, country allocation and portfolio construction. Quantitative analysis involves the use of mathematical models and computer programs that attempt to outperform the index by over- and underweighting certain stocks in the index.

A portion of the Account is managed using an index strategy. This portion of the Account is designed to track various component indices of the Account’s composite index. The Account buys most, but not necessarily all, of the stocks of the component indices, and will attempt to closely match the overall investment characteristics of such indices.

The Account invests in foreign stocks and other equity securities. The Account also may invest in fixed-income securities and money market instruments traded on foreign exchanges or in other foreign securities markets, or that are privately placed. Foreign securities have different types and levels of risk than domestic securities. The Account will also invest a portion of its foreign investments in emerging market securities and, to a lesser extent, foreign developed market small-cap equities. Under normal circumstances, the Account seeks to maintain the weightings of its holdings as approximately 60%–70% domestic equities and 30%–40% foreign equities. Under normal circumstances, the foreign equities portion of the Account will include investments in both developed and emerging market securities and in securities of large-, mid- and small-capitalization issuers. As of December 31, 2023, the market value of the Account was divided as indicated below among U.S., foreign developed and foreign emerging market securities:

66.8%	United States
24.6%	Foreign developed markets
8.6%	Foreign emerging markets

For a discussion of additional risks concerning investments in foreign securities, see “Additional information about investment strategies and risks” below.

Within the Account’s globally diversified, multi-investment style strategy, the Account allocates assets to a variety of underlying investment strategies. The allocations to such strategies, including domestic or foreign investments in mega-cap, large-cap, mid-cap and small-cap and various industry sector specializations, may change over time. As of December 31, 2023, the equity investments of the Account were divided among issuers with varying market capitalizations as indicated below:

63.5%	Mega-cap: more than $50 billion
17.9%	Large-cap: more than $15 billion–$50 billion
14.7%	Mid-cap: more than $2 billion–$15 billion
3.9%	Small-cap: $2 billion or less

See “More about benchmarks and other indices” below for information about the Stock Account Composite Index.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● emerging markets risk;

● index risk;

● active management risk;

● quantitative analysis risk;

● large-cap risk;

● mid-cap risk; and

● small-cap risk.

Investing in securities traded on foreign exchanges or in foreign markets involves risks beyond those of domestic investing. These include political or social instability, changes in currency rates and the possible imposition of market controls or currency exchange controls. These risks may be enhanced with respect to investments in emerging markets. Also, seeking enhanced results relative to an index may cause that portion of the Account that is managed using a quantitative strategy to underperform the index. Furthermore, because of the Account’s size, it may be buying or selling blocks of stock that are large compared to the stock’s trading volume, making it difficult to reach the positions called for by TCIM’s investment decisions and/or affecting the stock’s price. As a result, TCIM may not be able to adjust the portfolio as quickly as it would like.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Stock Account may be best for individuals who have a longer time horizon, think stocks will perform well over time and want to invest in a broadly diversified stock portfolio.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Global Equities Account

Investment Objective: A favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.

Principal Investment Strategies: Under normal circumstances, the Global Equities Account invests at least 80% of its assets in equity securities of foreign and domestic companies. As an actively managed strategy, the portfolio management team remains aware of the weights to U.S. and non-U.S. issuers (domestic and foreign) of the benchmark index. This benchmark awareness is part of the risk management of the portfolio. To maintain a desired allocation and within the risk profile desired, the portfolio managers will shift the weights of the portfolio to some degree as the weight of each region in the index shifts. The portion of the Account’s net assets invested in domestic and foreign securities (including foreign emerging markets issuers) floats based on the respective weightings of the Account’s benchmark index. These percentages may vary according to market conditions. As of December 31, 2023, the portfolio of investments of the Account was divided as indicated below among U.S., foreign developed market and foreign emerging market securities:

65.3%	United States
26.4%	Foreign developed markets
8.3%	Foreign emerging markets

Normally, the Account will be invested in at least three different countries, one of which will be the United States, although the Account will usually be more diversified. For a discussion of additional risks concerning investments in foreign securities, including emerging market securities, see “Additional information about investment strategies and risks” below.

The Account can invest in companies of any size, including small companies. Investing in smaller companies entails more risk. See “Principal Investment Risks” for the Account below.

TCIM typically uses a combination of three different investment strategies to manage the Account—active management, quantitative and indexing—and invests in both domestic and foreign securities. TCIM seeks to achieve the Account’s overall investment objective by managing the Account in segments, each of which may use one of these different investment strategies to achieve the Account’s investment objective. For that portion of the Account that is actively managed, TCIM looks for stocks that it believes are attractively priced based on an analysis of the company’s prospects for growth in earnings, cash flow, revenues or other relevant measures. TCIM also looks for companies whose assets appear undervalued in the market. In general, TCIM focuses on companies with shareholder-oriented management dedicated to creating shareholder value.

A portion of the Account is managed using a quantitative strategy. With quantitative strategies, TCIM may use several different investment techniques to build a portfolio that is structured to resemble and share the risk characteristics of various segments of the benchmark index, while also seeking to outperform that benchmark index. Quantitative strategies often employ proprietary, quantitative modeling techniques for stock selection, country allocation and portfolio construction. Quantitative analysis involves the use of mathematical models and computer programs that attempt to outperform the index by over- and underweighting certain stocks in the index. Relative to TCIM’s other approaches for managing other equity accounts, in general, the quantitative methodology is designed so that the Account diverges from and may outperform its benchmark index, but remains closer to the benchmark than other equity accounts using a traditional active management style.

A portion of the Account is managed using an index strategy. This portion of the Account is designed to track various segments of the Account’s benchmark index. This portion of the Account buys most, but not necessarily all, of the securities in the Account’s benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index.

Within the Account’s globally diversified, multi-investment style strategy, the Account allocates assets to a variety of underlying investment strategies. The allocations to such sub-strategies, including domestic or foreign investments in large-cap, mid-cap and small-cap and various industry sector specializations, may change over time.

The benchmark for the Global Equities Account is the MSCI All Country World Index. See “More about benchmarks and other indices” below for additional information about the benchmark.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● emerging markets risk;

● index risk;

● active management risk;

● quantitative analysis risk;

● large-cap risk;

● mid-cap risk; and

● small-cap risk.

Investing in securities traded on foreign exchanges or in foreign markets involves risks beyond those of domestic investing. These include political or social instability, changes in currency rates and the possible imposition of market controls or currency exchange controls. These risks may be enhanced with respect to investments in emerging markets. Also, seeking enhanced results relative to an index may cause that portion of the Account that is managed using a quantitative strategy to underperform the index. The Account may also be subject to market timing risk due to “stale price arbitrage,” in which an investor seeks to take advantage of the perceived difference in price from a foreign market closing price. If not mitigated through effective policies, market timing can interfere with efficient portfolio management and cause dilution. The Account has in place policies and procedures that are designed to reduce the risk of market timing in the Account.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Global Equities Account may be best for individuals who have a longer time horizon, think stocks will perform well over time and want to take advantage of the potential of foreign as well as domestic markets.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Growth Account

Investment Objective: A favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

Principal Investment Strategies: Under normal circumstances, the Growth Account invests at least 80% of its assets in common stocks and other equity securities. The Account invests primarily in large, well-known, established companies, particularly when TCIM believes they have new or innovative products, services or processes that enhance future earnings prospects. To a lesser extent, the Account may also invest in smaller, less seasoned companies with growth potential as well as companies in new and emerging areas of the economy. The Account may also invest in companies in order to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations.

Growth-oriented companies are companies with a strong competitive position within their industry or a competitive position within a very strong industry. Generally, growth investing entails analyzing the quality of a company’s earnings (i.e., the degree to which earnings are derived from sustainable sources), and analyzing companies as if one would be buying the underlying business, not simply trading its equity. Growth investing also involves fundamental research and qualitative analysis of particular companies in order to identify and benefit from particular companies whose business prospects appear underappreciated by the market.

The Account may buy foreign securities and other instruments if TCIM believes they have superior investment potential. Depending on investment opportunities, the Account may invest up to 20% of its assets in foreign securities. The securities will be those traded on foreign exchanges or in other foreign markets and may be denominated in foreign currencies or other units.

TCIM typically uses a combination of three different investment strategies to manage the Account—active management, quantitative and indexing—and invests in both domestic and foreign securities. TCIM seeks to achieve the Account’s overall investment objective by managing the Account in segments, each of which may use one of these different investment strategies. For that portion of the Account that is actively managed, TCIM looks for stocks that it believes are attractively priced based on an analysis of the company’s prospects for growth in earnings, cash flow, revenues or other relevant measures. TCIM also looks for companies whose assets appear undervalued in the market. In general, TCIM focuses on companies with shareholder-oriented management dedicated to creating shareholder value.

A portion of the Account is managed using a quantitative strategy. With quantitative strategies, TCIM may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of various segments of the benchmark index, while also seeking to outperform that benchmark index. Quantitative strategies often employ proprietary, quantitative modeling techniques for stock selection, country allocation and portfolio construction. Quantitative analysis involves the use of mathematical models and computer programs that attempt to outperform the index by over- and underweighting certain stocks in the index. Relative to TCIM’s other approaches for managing other equity accounts, in general, the quantitative methodology is designed so that the Account diverges from and may outperform its benchmark index, but remains closer to the benchmark than other equity accounts using a traditional active management style.

A portion of the Account is managed using an index strategy. This portion of the Account is designed to track various segments of the Account’s benchmark index. This portion of the Account buys most, but not necessarily all, of the securities in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index.

The benchmark for the Growth Account is the Russell 1000® Growth Index. See “More about benchmarks and other indices” below for additional information about the benchmark.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● style risk/the risks of growth investing;

● index risk;

● active management risk;

● quantitative analysis risk;

● large-cap risk;

● mid-cap risk; and

● small-cap risk.

Also, stocks of companies involved in reorganizations and other special situations can often involve more risk than ordinary securities. The Account will probably be more volatile than the overall equity market due to its focus on more growth-oriented sectors of the market.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Growth Account may be best for individuals who are looking for long-term capital appreciation and a favorable long-term return but are willing to tolerate fluctuations in value. It may also be well suited to investors seeking exposure to growth-oriented companies who also have exposure to other segments of the stock market, including selective exposure to value-oriented companies.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Index Account

Equity Index Account

Investment Objective: A favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Principal Investment Strategies: The Equity Index Account is designed to track the U.S. stock market as a whole and invests in stocks in its benchmark index, the Russell 3000® Index. The Account buys most, but not necessarily all, of the securities in the Russell 3000® Index, and attempts to closely match the overall investment characteristics of the Index. Using the Russell 3000® Index is not fundamental to the Account’s investment objective and policies. The Account can change the index at any time and will notify its participants if it does so. See “More about benchmarks and other indices” below for additional information about the benchmark.

The Account may also invest in securities and other instruments, such as futures, whose return depends on stock market prices. TCIM selects these instruments to attempt to match the total return of the Russell 3000® Index but may not always do so.

The Account is classified as a diversified investment company, as defined under the 1940 Act. However, the Account may become non-diversified under the 1940 Act without the approval of Account participants solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 3000® Index, which the Account seeks to track.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● index risk;

● large-cap risk;

● mid-cap risk;

● small-cap risk; and

● non-diversification risk.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Equity Index Account may be best for individuals who have a longer time horizon, think U.S. stocks will perform well over time and want to invest in a broad range of securities in the U.S. market.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Fixed-Income Accounts

Core Bond Account

Investment Objective: A favorable long-term rate of return, primarily through high current income consistent with preserving capital.

Principal Investment Strategies: Under normal circumstances, the Core Bond Account invests at least 80% of its assets in a broad range of fixed-income securities. The majority of the Account’s assets are invested in U.S. Treasury and other governmental agency securities, corporate bonds and mortgage-backed or other asset-backed securities. The Account’s holdings are mainly of investment-grade securities rated in the top four credit rating categories by a nationally recognized statistical rating organization (“NRSRO”), or that TCIM determines are of comparable quality. Fixed-income securities may pay a fixed or variable rate of interest.

The Account will overweight or underweight individual securities or sectors as compared to their weight in the Bloomberg U.S. Aggregate Bond Index, the Core Bond Account’s benchmark index, depending on where TCIM finds undervalued, overlooked or misunderstood issues that TCIM believes offer the potential for superior returns compared to the Bloomberg U.S. Aggregate Bond Index. See “More about benchmarks and other indices” below for additional information about the benchmark.

The Account can also invest in below-investment-grade securities (also known as “high yield” or “junk” bonds) that, for example, are rated Ba1 or lower by Moody’s Investors Services, Inc. (“Moody’s”) or BB+ or lower by Standard & Poors (“S&P”), as well as securities that TCIM determines to be of a similar quality. Securities of below-investment-grade quality are speculative in nature. However, TCIM does not intend to invest more than 20% of the Account’s assets in such securities. The Account can also make foreign investments, including emerging market fixed-income securities and non-dollar-denominated instruments, but such investments are not expected to exceed 20% of the Account’s assets.

The Account can also invest in mortgage-backed securities. These can include pass-through securities sold by private, governmental and government-related organizations, and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are formed when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest.

The Account may make certain other investments, but not as principal investment strategies. For example, the Account may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment and extension risks than traditional mortgage-backed securities.

TCIM may also use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Account “rolls over” an investment in a mortgage-backed security before its settlement date in exchange for a similar security with a later settlement date. The Account may also engage in duration-neutral relative value trading, a technique in which the Account buys and sells government bonds of identical credit quality but different maturity dates in an attempt to take advantage of spread differentials along the yield curve.

TCIM seeks the Account’s investment objective through active management of security selection, sector allocation, yield-curve positioning, and duration management. While the Account seeks to preserve capital as part of its investment objective, this is only one factor in an actively managed approach of seeking a favorable long-term rate of return. Accordingly, there can be no assurance that the Account will succeed in preserving capital, and the Account may lose money because of the risks of investment in bonds and other eligible assets, including interest rate risk, credit risk, and other risks noted below.

The Account may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Account’s investment strategies. In particular, the Account may purchase and sell interest rate futures to attempt to manage duration and/or certain risks.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● interest rate risk;

● prepayment risk;

● extension risk;

● issuer risk (often called financial risk);

● income volatility risk;

● credit risk;

● call risk;

● fixed-income foreign investment risk;

● active management risk;

● market volatility, liquidity and valuation risk;

● mortgage roll risk;

● downgrade risk;

● non-investment-grade securities risk;

● U.S. Government securities risk;

● illiquid investments risk;

● derivatives risk;

● emerging markets risk; and

● portfolio turnover risk.

Interest rate risk is the risk that prices of portfolio securities held by the Account may decline if interest rates rise. For example, if interest rates rise by

1%, the market value of a portfolio with a duration of 5 years will decline by approximately 5%.

In addition, below-investment-grade securities, which are usually called “high-yield” or “junk” bonds, offer the potential for higher returns but also entail higher risks. Issuers of below-investment-grade securities are typically speculative in nature, may be in weak financial health, their ability to pay interest and principal is uncertain and they have a higher risk of becoming insolvent. Small changes in the issuer’s creditworthiness can have more impact on the price of lower-rated bonds than would comparable changes for investment-grade bonds. Lower-rated bonds can also be harder to value and sell and their prices can be more volatile than the prices of higher-quality securities. High-yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Bear in mind that all these risks can also apply to the lower levels of “investment-grade” securities, for example, Moody’s Baa and S&P’s BBB. Also, securities originally rated “investment-grade” are sometimes downgraded later, should a NRSRO believe the issuer’s business outlook or creditworthiness has deteriorated. If that happens to a security in the Account, it may or may not be sold, depending on an analysis by TCIM of the issuer’s prospects. However, the Account will not purchase below-investment-grade securities if that would increase their amount in the portfolio above the Account’s current investment target. The Account does not rely exclusively on credit ratings when making investment decisions because such ratings may not alone be an accurate measure of the risk of lower-rated bonds. Instead, TCIM also does its own credit analysis, and pays particular attention to economic trends and other market events.

The Account can hold illiquid investments. The risk of investing in illiquid investments is that they may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

The Account’s investments in mortgage-backed securities are subject to prepayment or extension risk. This is the possibility that a change in interest rates would cause the underlying mortgages to be paid off sooner or later than expected.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Core Bond Account may be best for individuals who have a longer time horizon, think bonds will do well over time and/or want to diversify other holdings invested in stocks.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Inflation-Linked Bond Account

Investment Objective: A long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.

Principal Investment Strategies: Under normal circumstances, the Inflation-Linked Bond Account invests at least 80% of its assets in U.S. Treasury Inflation-Indexed Securities (TIIS). The Account can also invest in other inflation-indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers as well as foreign governments. It can also invest in money market instruments or other short-term securities.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond’s principal is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a “real” rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they are expected to retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the Consumer Price Index for All Urban Consumers (“CPI-U”). Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation.

The principal amount of a TIIS investment can go down in times of negative inflation. However, the U.S. Treasury guarantees that the final principal payment at maturity will not be less than the original principal amount of the bond.

The interest and principal components of the bonds may be “stripped” or sold separately. The Account can buy or sell either component.

The Account can also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, TCIM does not expect the Account’s investments in inflation-linked bonds of foreign issuers will be more than 25% of its assets, although this level may change.

The Account can also hold the same kind of fixed-income securities as the Core Bond Account. These securities will usually be investment-grade. However, the Account can invest up to 5% of its assets in fixed-income instruments that are rated below investment-grade, or in unrated securities of similar quality.

The Account may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Account’s investment strategies. In particular, the Account may purchase and sell interest rate futures to attempt to manage duration and/or certain risks.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● interest rate risk;

● income volatility risk;

● credit risk;

● fixed-income foreign investment risk;

● active management risk;

● market volatility, liquidity and valuation risk;

● illiquid investments risk;

● derivatives risk;

● special risks relating to inflation-indexed bonds; and

● U.S. Government securities risk.

In addition, because the investments in the Account are “marked-to-market” daily and because market values will fluctuate, the Account could lose money on its investments. As a result, its total return may not actually track the selected inflation index every year.

The benchmark for the Inflation-Linked Bond Account is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. See “More about benchmarks and other indices” below for additional information on the benchmark.

Market values of inflation-indexed bonds can be affected by changes in the market’s inflation expectations or changes in real rates of interest.

Also, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that the index used by TIIS does not accurately reflect inflation, the market value of those bonds could be adversely affected. In addition, participants who choose to receive annuity income through this Account should be aware that their income might not keep pace with inflation, especially if the average stated interest rate on the Account’s inflation-indexed bonds is below approximately 4%.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Inflation-Linked Bond Account may be best for individuals who are especially concerned about high inflation, seek a modest “real” rate of return (i.e., greater than the inflation rate) and/or want to diversify holdings in stocks, conventional bonds and other investments.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Specialty/Balanced Account

Social Choice Account

Investment Objective: A favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

Principal Investment Strategies: The Social Choice Account invests in a diversified set of domestic and foreign stocks and other equity securities, bonds and other fixed-income securities, as well as money market instruments and other short-term debt instruments. The Account seeks to invest in issuers that are suitable from a financial perspective while taking into consideration certain environmental, social and governance (“ESG”) or impact criteria, which are described in more detail below.

The Account is balanced, with assets divided between foreign and domestic stocks and other equity securities (about 60%) and bonds and other fixed-income securities, including money market instruments (about 40%). Under normal circumstances, the equity portion of the Account is divided between a generally larger domestic and a smaller foreign portion. Under normal circumstances, the fixed-income portion of the Account is divided between a generally larger domestic and a smaller foreign portion. As of December 31, 2023, the Account was invested in its various market segments as follows: domestic equity 41.31%; foreign equity 18.37%; domestic fixed-income 33.18%; and foreign fixed-income 7.14%.

When TCIM believes that market conditions or transaction needs make it appropriate, the equity portion of the Account can go as high as 70% or as low as 50% through adjustments to either or both of the domestic and foreign equity portions, with corresponding changes to the fixed-income portion. Any of these percentages can be changed even further if TCIM believes it would be appropriate.

The equity portion of the Account includes both a domestic and a foreign equities portion. The domestic equity portion attempts to track the return of the U.S. stock market as represented by the S&P 500 Index. The foreign equity portion of the Account attempts to track the return of developed foreign markets as represented by the MSCI EAFE Index. TCIM may utilize quantitative and/or other investment strategies to facilitate the management of the overall Account.

See “More about benchmarks and other indices” below for information about the Social Choice Account Composite Index.

When selecting investments for the equity portion of the Account, TCIM considers certain ESG criteria, which include criteria relating to carbon emissions and fossil fuel reserves. The ESG criteria are generally implemented based on data provided by independent ESG research vendor(s). The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and governance and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain and governance) are other considerations.

The ESG evaluation process for the equity portion of the Account is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more relative weight compared to the broader range of potential assessment categories. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risk and opportunities they face in the context of their industry and relative to their peers. The Account will not generally invest in companies significantly involved in certain business activities, including, but not limited to, the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal and gambling products and services.

In addition to the overall ESG performance evaluation, the equity portion of the Account favors companies that (1) demonstrate leadership in managing and mitigating their current carbon emissions and (2) do not have evidence of fossil fuel reserves ownership, regardless of industry. The determination of leadership criteria takes into consideration company carbon emissions both in absolute terms (e.g., tons of carbon emitted directly into the atmosphere) and in relative terms (e.g., tons of carbon emitted per unit of economic output such as sales). Reserves are fossil fuel deposits that have not yet been extracted. Evidence of fossil fuel reserves ownership includes company disclosure and statements regarding ownership. While the equity portion of the Account favors companies that (1) demonstrate leadership in managing and mitigating their current carbon emissions and (2) do not have evidence of fossil fuel reserves ownership, regardless of industry, the equity portion of the Account may invest in companies that are engaged in the extraction, storage and transportation of fossil fuels as long as they also meet the aforementioned criteria.

After the ESG evaluation process is conducted, TCIM then uses quantitative investment techniques to attempt to closely match, to the extent practicable, the overall risk characteristics of the equity portion of the Account’s composite benchmark index. Under these quantitative investment techniques, the Account uses a risk model to evaluate the stocks in which the equity portion of the Account may invest and to inform the construction of a broadly diversified group of stocks.

The fixed-income portion of the Account invests in a broad range of fixed-income instruments. The majority of this portion of the Account is invested in U.S. Treasury and other governmental agency securities, corporate bonds and mortgage-backed and other asset-backed securities. This portion’s holdings consist mainly of investment-grade securities rated in the top four credit rating categories by a NRSRO, or that TCIM determines are of comparable quality. The fixed-income portion of the Account can also invest in below-investment-grade securities (also known as “high-yield” or “junk” bonds) rated, for example, Ba1 or lower by Moody’s or BB+ or lower by S&P, as well as securities that TCIM determines to be of a similar quality. Securities of below-investment-grade quality are speculative in nature. However, TCIM does not intend to invest more than 20% of the Account’s assets in such securities. The Account can also make foreign investments, including emerging market fixed-income securities and non-dollar-denominated instruments, but such investments are not expected to exceed 20% of the Account’s assets. Account investments in fixed-income securities issued by corporate entities or certain foreign governments are also subject to the ESG criteria discussed previously.

When selecting investments for the fixed-income portion of the Account, TCIM considers certain ESG criteria or TIAA’s proprietary Impact framework. The Account’s Impact framework, described in more detail below, provides direct exposure to issuers or projects that TCIM believes have the potential to have social and environmental benefits. The ESG criteria are generally implemented based on data provided by independent research vendor(s). In those limited cases where independent ESG criteria are not available for certain types of securities or for certain issuers, these securities may nonetheless be eligible for the fixed-income portion of the Account should they meet certain ESG criteria established by TCIM.

The ESG criteria described above for the equity portion of the Account also apply to corporate issuers in the fixed-income portion of the Account. With respect to government issuers, the ESG evaluation process utilized by the fixed-income portion of the Account favors issuers with leadership in ESG performance relative to all peers. For government issuers, typically, environmental assessment categories include the issuer’s ability to protect, harness and supplement its natural resources, and to manage environmental vulnerabilities and externalities. Social assessment categories include the issuer’s ability to develop a healthy, productive and stable workforce and knowledge capital, and to create a supportive economic environment. Governance assessment categories include the issuer’s institutional capacity to support long-term stability and well-functioning financial, judicial and political systems, and capacity to address environmental and social risks. The government ESG evaluation process is conducted on a global basis and reflects how an issuer’s exposure to and management of ESG risk factor may affect the long-term sustainability of its economy.

Additionally, TCIM invests some of the fixed-income portion of the Account taking into consideration the Impact framework as implemented by the Account’s portfolio management team. As of December 31, 2023, 36.95% of the fixed-income portion of the Account was invested in impact investments. These investments provide direct exposure to issuers and/or individual projects that TCIM, through its proprietary analysis, believes have the potential to have social or environmental benefits. Within this exposure to impact investments, the Account seeks opportunities to invest in publicly traded fixed-income securities that finance initiatives in areas including affordable housing, community and economic development, renewable energy and climate change and natural resources. These investments will be selected based on the same financial criteria used by TCIM in selecting the Account’s other fixed-income investments. The portion of the Account invested in accordance with the Impact framework is not additionally subject to the ESG criteria. TCIM engages with certain issuers of investments deemed by TCIM to represent impact securities to communicate impact reporting preferences and encourage alignment with industry best practices regarding responsible investment.

The ESG criteria implemented by both the equity and fixed-income portions of the Account and the Impact framework implemented by the fixed-income portion of the Account are both non-fundamental investment policies and may be changed without the approval of the Account’s participants. While TCIM may invest in issuers or projects that meet these criteria, it is not required to invest in every issuer that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible Account investment.

As noted above, the fixed-income portion of the Account may invest in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other financial institutions or by certain government sponsored enterprises such as Fannie Mae or Freddie Mac. TCIM does not take into consideration whether the sponsor of an asset-backed security in which the Account invests meets the ESG criteria or the Impact framework. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Account could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Account could not invest directly.

The fixed-income portion of the Account may also use a trading technique called “mortgage rolls” or “dollar rolls” in which the Account “rolls over” an investment in a mortgage-backed security before its settlement date in exchange for a similar security with a later settlement date.

Money market instruments and short-term debt securities held by the Account are primarily securities with maturities of 397 days or less at the time of purchase that TCIM believes present minimal credit risks, including “government securities” as such term is defined in the applicable rules governing money market funds. The Account can also hold other kinds of short-term instruments. These help the Account to maintain liquidity, use cash balances effectively and take advantage of attractive investment opportunities.

The Account may also buy and sell derivative instruments, such as options, swaps, options on swaps, futures contracts and options on futures. The Account may use these instruments as hedging techniques, for cash management purposes or to seek to increase total return. These instruments do, however, involve special risks. The Account is not required to hedge its investments and such instruments will not be subject to the Account’s ESG criteria.

The Board of Trustees reviews the ESG criteria used to evaluate securities held by the Account and the ESG vendor(s) that provide the data that help inform this criteria. Subject to Board review, TCIM has the right to change the ESG vendor(s) at any time and to add to the number of vendor(s) providing the ESG data.

Investing on the basis of ESG criteria and according to the Impact framework are qualitative and subjective by nature. There can be no assurance that every Account investment will meet ESG criteria or the Impact framework, or will do so at all times, or that the ESG criteria and the Impact framework or any judgement exercised by TCIM will reflect the beliefs or values of any particular investor.

The Account is not restricted from investing in any securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Account may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the Board of Trustees.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● active management risk;

● quantitative analysis risk;

● ESG criteria and impact risk;

● low carbon risk;

● interest rate risk;

● prepayment risk;

● extension risk;

● income volatility risk;

● credit risk;

● call risk;

● volatility, liquidity and valuation risk;

● downgrade risk;

● mortgage roll risk;

● non-investment-grade risk;

● illiquid investments risk;

● derivatives risk; and

● U.S. Government securities risk.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Social Choice Account may be best for individuals who want to avoid investing in companies that do not meet certain ESG or impact criteria; want an Account balanced among stocks and bonds; and/or want an Account that may be less volatile than an Equity Account.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Money Market Account

Money Market Account

Investment Objective: High current income consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies: The Account is a “government money market fund” as defined in the applicable rules governing money market funds and as such, invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. These investments include (1) securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities and (2) repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Short-term, U.S. Government securities generally pay interest that is among the lowest for income-paying securities. Because of this, the yield on the Account will likely be lower than the yields on funds that invest in longer-term or lower-quality securities.

The Account’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds. The Account maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and invests in debt obligations that are deemed to mature in 397 days or less.

TCIM limits the Account’s investments to U.S. Government securities or securities that present minimal credit risks to the Account and are of eligible quality.

A government money market fund is not required to impose liquidity fees and the Account does not currently intend to impose such fees. However, the Account’s Board of Trustees could elect to subject the Account to such fees in the future.

The above list of investments is not exclusive and the Account may make other investments consistent with its investment objective and policies.

The peer group average to which the Account is compared is the iMoneyNet Money Fund AveragesTM —All Government.

Principal Investment Risks: You could lose money by investing in the Money Market Account. Because the accumulation unit value of the Account will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the Account is not a bank account and is not insured or guaranteed by the FDIC or any other government agency. The Account’s sponsor is not required to reimburse the Account for losses, and you should not expect that the sponsor will provide financial support to the Account at any time, including during periods of market stress. The Account is subject to the following principal investment risks:

● interest rate risk;

● issuer risk (often called financial risk);

● income volatility risk;

● credit risk;

● market volatility, liquidity and valuation risk

● active management risk;

● current income risk;

● U.S. Government securities risk; and

● floating and variable securities risk.

No Constant Accumulation Value: Unlike most money market funds, the Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per unit and the AUV will fluctuate.

Who May Want to Invest: The Money Market Account may be best for individuals who have a shorter time horizon and/or who are risk averse.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Principal risks of investing in the Accounts

Principal risks of investing in equity Accounts

In general, the value of equity investments fluctuates in response to the performance and financial condition of individual companies that issue them and in response to general market and economic conditions. Therefore, the value of an investment in the Accounts that hold equity securities may decrease. The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions. There is no guarantee that an Account will meet its investment objective.

An investment in an Equity Account, the Index Account, or the equity portion of the Social Choice Account, or any Account’s equity investments, typically will be subject to the following principal investment risks described below:

● Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

● Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates, the availability of credit and the occurrence of other factors, such as natural disasters or public health emergencies (pandemics and epidemics) as well as armed conflict.

There is an increased likelihood that these types of events or conditions can, sometimes rapidly and unpredictably, result in a variety of adverse developments and circumstances, such as reduced liquidity, supply chain disruptions and market volatility, as well as increased general uncertainty and broad ramifications for markets, economies, issuers, businesses in many sectors and societies globally. Accordingly, the value of the equity investments that an Account holds may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Such conditions may add significantly to the risk of volatility in the AUV of the Account’s units and adversely affect the Account and its investments. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, an Account may undergo an extended period of decline. From time to time, an Account may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Account more vulnerable to adverse developments affecting such sectors or industries.

● Information Technology Sector Risk – The Equity Accounts and Index Account currently invest a significant portion of their assets in the information technology sector, although this may change over time. Securities of companies in the information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights. An Account may be adversely affected by events or developments negatively impacting the information technology sector.

The Accounts that make foreign investments are subject to:

● Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect an Account’s ability to evaluate potential portfolio companies. Certain emerging market countries may also face other significant internal or external risks, such as the risk of war, macroeconomic, geopolitical, global health conditions, and ethnic, religious and racial conflicts. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect

TCIM’s ability to evaluate local companies or their potential impact on an Account’s performance. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Accounts are subject to a variety of special restrictions in many emerging market countries. Moreover, legal remedies for investors in emerging markets (including derivative litigation) may be more limited, and U.S. authorities (such as the SEC or U.S. Department of Justice) may have less ability to bring actions against bad actors in emerging market countries. National policies (including sanctions programs) may limit an Account’s investment opportunities including restrictions on investment in issuers or industries deemed sensitive to national interests. The risks outlined above are often more pronounced in “frontier markets” in which an Account may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors may make investing in frontier market countries significantly riskier than investing in other countries.

● Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of armed conflict or political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Additionally, to the extent that the underlying securities held by an Account trade on foreign exchanges or in foreign markets that may be closed when the U.S. markets are open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate an Account’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Account’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. The imposition of sanctions could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent an Account from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Account’s liquidity and performance. Sanctions and other similar measures may be in place for a substantial period of time and enacted with limited advanced notice. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be difficult to use foreign laws and courts to enforce financial or legal obligations. In some cases, as a result of economic sanctions and other similar governmental actions or developments, an Account may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. To the extent an Account invests in depositary receipts, the Account will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt. To the extent an Account invests a significant portion of its assets in the securities of companies in a single country or region (or depositary receipts representing such securities), it is more likely to be impacted by events or conditions affecting that country or region. Investment in an Account may be more exposed to a single country’s or a region’s cycles, stock market valuations and currency, which could increase its risk compared with a more geographically diversified Account. In addition, political, social, regulatory, economic or environmental events that occur in a single country or region may adversely affect the values of that country’s or region’s securities and thus the holdings of an Account.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Because the financial markets of emerging market countries may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as an Account are subject to a variety of special restrictions in many such countries. The economies of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

The Accounts (or portions of an Account) that are managed according to a growth investment style are subject to:

● Style Risk/Risks of Growth Investing—Use of either a growth investing or value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Account’s portfolio value. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. Accordingly, a stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general and may be out of favor with investors for varying periods of time.

The Accounts that are managed, in whole or in part, according to indexing techniques are subject to:

● Index Risk—The risk that the performance of an Account may not correspond to, or may underperform, its benchmark index for any period of time. Although each Account attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike an Account, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Account to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, no Account can guarantee that its performance will match or exceed its index for any period of time.

● Non-Diversification Risk—While the Equity Index Account is considered to be a diversified investment company under the 1940 Act, this Account may become non-diversified under the 1940 Act without Account participant approval when necessary to continue to track its benchmark index.

Non-diversified status means that this Account can invest a greater percentage of its assets in the securities of a single issuer than a diversified investment company. Investing in a non-diversified investment company involves greater risk than investing in a diversified investment company because a loss in value of a particular investment may have a greater effect on the investment company’s return since that investment may represent a larger portion of the investment company’s total portfolio assets, which could lead to greater volatility in the investment company’s returns.

Because the Accounts are managed by an investment adviser, they are subject to management risk.

The Accounts that are managed, in whole or in part, according to active management investment techniques are subject to:

● Active Management Risk—The risk that the performance of an Account, which is actively managed, reflects in part the ability of the portfolio manager(s) to make active investment, strategic or trading decisions that are suited to achieving the Account’s investment objective. As a result of strategy, investment selection or trading execution, such Account could underperform its benchmark or other investment products with similar investment objectives and may not produce expected returns.

The Accounts that are managed, in whole or in part, according to a quantitative investment methodology are subject to:

● Quantitative Analysis Risk—The risk that securities selected for Accounts that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends and the risk that such quantitative analysis and modeling may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions and may rely on inaccurate data inputs. If inaccurate market data is entered into a quantitative model, the resulting information will be incorrect. Because such models are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of an Account’s portfolio.

The Accounts that invest in large-cap securities are subject to:

● Large-Cap Risk—The risk that, by focusing on securities of larger companies, an Account may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

The Accounts that invest in medium-sized and small-sized securities are subject to:

● Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that an Account wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

● Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. The securities of small-sized companies often have lower overall liquidity than those of larger, more established companies. The number of small-sized companies whose securities are listed on securities exchanges has been declining while investor demand for the securities of such issuers has been increasing, in each case relative to historical trends, which may increase an Account’s exposure to illiquid investments risk. As a result, an Account’s investments in the securities of small-sized companies may be difficult to purchase or sell at an advantageous time or price, which could prevent the Account from taking advantage of investment opportunities. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that an Account wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

The Social Choice Account is subject to:

● ESG Criteria and Impact Risk—The risk that because the Account’s ESG criteria and/or proprietary Impact framework exclude securities of certain issuers for nonfinancial reasons, the Account may forgo some market opportunities available to funds or accounts that do not use these criteria. TCIM’s evaluation of ESG criteria or the Impact framework in connection with its management of the Account may also cause the Account’s performance to differ from funds or accounts that do not use such criteria. Sustainability data, including sustainability data obtained from independent research vendor(s), may be incomplete, inaccurate, inconsistent or unavailable, which could adversely affect the analysis of a particular investment. It is possible that the investments identified by TCIM as being aligned with its ESG criteria or Impact framework will not operate as expected or that, because the assessment of whether an issuer meets the ESG criteria or Impact framework is conducted at the time of investment, an issuer initially meeting the criteria will not continue to do so over time. Investors may differ in their view of whether a particular investment fits within the ESG criteria or Impact framework, and as a result, the Account may invest in issuers that do not reflect the beliefs and/or values of any particular investor. The decision not to invest in certain investments as a result of the ESG criteria or Impact framework may adversely affect Account performance at times when such investments are performing well. The regulatory landscape with respect to ESG and impact investing in the U.S. is still under development and, as a result, future regulations and/or rules adopted by applicable regulators could require the Account to change or adjust its investment process with respect to ESG and impact investing.

● Low-Carbon Risk—The risk that because the Account’s investment strategy includes a special emphasis on companies with low current carbon emissions and an absence of fossil fuel reserves ownership, the Account’s portfolio might exclude certain issuers for nonfinancial reasons and the Account may forgo some market opportunities that otherwise would be available.

Principal risks of investing in the Fixed-Income Accounts and the Money Market Account

An investment in a Fixed-Income Account, the Money Market Account or the fixed-income portion of the Social Choice Account, or any Account’s fixed-income investments, typically will be subject to the following principal investment risks described below:

● Active Management Risk—The risk that the performance of an Account, which is actively managed, reflects in part the ability of the portfolio manager(s) to make active investment, strategic or trading decisions that are suited to achieving the Account’s investment objective. As a result of strategy, investment selection or trading execution, such Account could underperform its benchmark or other investment products with similar investment objectives and may not produce expected returns.

● Call Risk—The risk that an issuer will redeem a fixed-income security prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income security. If a fixed-income security is called early, an Account may not be able to benefit fully from the increase in value that other fixed-income securities experience when interest rates decline. Additionally, an Account would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income securities in which the Account originally invested, resulting in a decline in income.

● Credit Risk (a type of Issuer Risk)—The risk that a decline, or perceived decline (whether by market participants, rating agencies, pricing services or otherwise), in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing an Account to lose its investment. Credit risk is heightened in times of market turmoil, when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Additionally, credit risk is heightened in market environments where interest rates are rising, particularly when rates are rising significantly, to the extent that an issuer is less willing or able to make payments when due. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because they are speculative in nature and their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties and they have a higher risk of becoming insolvent. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

● Current Income Risk—The risk that the income an Account receives may fall as a result of a decline in interest rates.

● Derivatives Risk—The risks associated with investing in derivatives and other similar instruments (referred to collectively as “derivatives”) may be different from and greater than the risks associated with directly investing in the underlying securities and other instruments, including leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error, and legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Derivatives such as swaps are particularly subject to risks such as liquidity risk, interest rate risk, market risk, legal risk and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present counterparty risk, or the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Changes in the value of a derivative may also create margin delivery or settlement obligations for an Account. An Account may have to sell securities or other instruments at a time when it may be disadvantageous to do so to meet such payment requirements. Some of these risks exist for futures, options and swaps which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of an Account than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, may be greater than investing directly in the underlying security or other instrument. Derivatives can create leverage by magnifying investment losses or gains, and an Account could lose more than the amount invested.

● Downgrade Risk—The risk that securities are subsequently downgraded should TCIM and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these investments may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

● Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Account from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by an Account can result in losses to investors in the Account.

● Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of armed conflict or political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. Additionally, to the extent that the underlying securities held by an Account trade on foreign exchanges or in foreign markets that may be closed when the U.S. markets are open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate an Account’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Account’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. The imposition of sanctions could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent an Account from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Account’s liquidity and performance. Sanctions and other similar measures may be in place for a substantial period of time and enacted with limited advanced notice. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In some cases, as a result of economic sanctions and other similar governmental actions or developments, an Account may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The economies of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

● Floating and Variable Rate Securities Risk— Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on an Account’s ability to sell the securities at any given time. Such securities also may lose value.

● Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Illiquid investments are those that are not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Pursuant to applicable SEC regulations, an Account may not invest more than 15% of its net assets in illiquid investments that are assets. The Accounts have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to this regulation. An Account may be limited in its ability to invest in illiquid and “less liquid” investments, which may adversely affect an Account’s performance and ability to achieve its investment objective. An Account’s investments in illiquid investments may reduce the returns of the Account because it may be unable to sell the illiquid investment at an advantageous time or price, which could prevent the Account from taking advantage of other investment opportunities. There is also a risk that unusually high withdrawal requests from certain large plans or participants (such as institutional investors) or asset allocation changes, may make it difficult for an Account to sell investments in sufficient time to allow it to meet withdrawals or require an Account to sell illiquid investments at reduced prices or under unfavorable conditions. Illiquid investments may trade less frequently, in lower quantities and/or at a discount as compared to more liquid investments, which may cause an Account to receive distressed prices and incur higher transaction costs when selling such investments. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions, changes in interest rates or investor perceptions and geopolitical risk. Dislocations in certain parts of the markets are resulting in reduced liquidity for certain investments. It is uncertain when financial markets will improve and economic conditions will stabilize. Liquidity of financial markets may also be affected by government intervention and political, social, health, economic or market developments. During periods of market stress, an Account’s assets could potentially experience significant levels of illiquidity.

● Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

● Interest Rate Risk (a type of Market Risk)—The risk that the value, liquidity or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect an Account’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-duration investments. Interest rate risk is generally heightened during periods when prevailing interest rates are changing. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. In general, changing interest rates, including rates that fall below zero, or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for an Account to sell fixed-income investments. During periods of very low or negative interest rates, an Account may not be able to maintain positive returns. Low interest rates may magnify the risks associated with rising interest rates. An Account may also be subject to heightened interest rate risk when the U.S. Federal Reserve changes interest rates. A wide variety of factors can cause interest rates to change (e.g., central bank monetary policies, inflation rates, general economic conditions). Rising interest rates may cause issuers to not make principal and interest payments on fixed-income investments when due. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Changes in interest rates may also lead to an increase in Account redemptions, which may result in high portfolio turnover costs, thereby adversely affecting an Account’s performance.

● Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

● Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which an Account invests may be dramatically reduced or cease at any time, whether due to general market turmoil, limited dealer capacity, problems experienced by a single company or a market sector, or other factors, such as natural disasters or public health emergencies (pandemics and epidemics). In such cases, it may be difficult for an Account to properly value assets represented by such investments. In addition, an Account may not be able to purchase or sell a security at a price deemed to be attractive, if at all, which may inhibit the Account from pursuing its investment strategies or negatively impact the values of portfolio holdings. Further, an increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Account investments, adversely affect values of portfolio holdings, and increase an Account’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets. Certain fixed-income investments, with longer durations or maturities may face heightened levels of liquidity risk.

● Mortgage Roll Risk— The risk that TCIM will not correctly predict mortgage prepayments and interest rates, which will diminish the investment performance of an Account compared with what such performance would have been without the use of the strategy.

● Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk” bonds, are typically speculative in nature, in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating. In addition, high-yield securities generally are less liquid than investment-grade securities and the risks associated with high-yield securities are heightened during times of weakening economic, political, unusual or adverse market conditions or rising interest rates. Any investment in distressed or defaulted securities subjects an Account to even greater credit risk than investments in other below-investment-grade securities.

● Portfolio Turnover Risk—In pursuing their investment objectives, the Accounts may engage in trading that results in a high portfolio turnover rate, which may vary greatly from year to year, as well as within a given year. A higher portfolio turnover rate may result in correspondingly greater transactional expenses that are borne by the Account. Such expenses may include bid-ask spreads, dealer mark-ups and other transactional costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to participants as ordinary income). These costs, which are not reflected in annual account operating expenses or in the example thereunder, may affect the Account’s performance.

● Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Account to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed investments and other asset-backed investments. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income investments held by an Account can result in losses to investors in the Account.

● Special Risks of Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by an Account may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

● U.S. Government Securities Risk— U.S. Treasury obligations and some obligations of U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Government. Other U.S. Government agencies or instrumentalities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law, and such agencies or instrumentalities may not have the funds to meet their payment obligations in the future. Therefore, securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government may involve increased risk of loss of principal and interest. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

To the extent an Account invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which an Account invests may have a significant impact on the Account’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one U.S. Government agency or instrumentality may adversely affect the market prices of securities issued or guaranteed by other agencies or instrumentalities.

Past performance

The following bar charts and performance tables below help illustrate some of the risks of investing in the Accounts, and how investment performance during the accumulation phase varies. The bar charts show CREF investment performance during the accumulation phase in the form of annual total returns of Class R3 units of each Account for the past 10 calendar years, have not been adjusted to reflect current fee rates and do not take into account any TIAA plan pricing where one or more CREF Accounts are investment options in an employer retirement plan. For example, since all Class R4 participants participate through employer retirement plans, the return to each Class R4 participant would be lower than the Average Annual Total Returns of CREF for Class R4 after taking into account plan-level fees for TIAA recordkeeping that the plan passes on to the participant. Performance reflects contract fees and expenses that are paid by each contract owner. Because the expenses may vary across classes, the performance of Class R3 may vary from the other classes. Below each chart, the best and worst returns of Class R3 for a calendar quarter during this period are noted.

The performance tables following the charts show each Account’s average annual total returns for Class R3 units, as well as Class R1, R2 and R4 units (whose performance prior to their inception dates on April 24, 2015 (for Class R1 and Class R2) and September 16, 2022 (for Class R4) is based on Class R3 performance), over the one-year, five-year and ten-year periods ended December 31, 2023, and how those returns compare to those of broad-based securities market indices (and a composite index in some instances). As of October 14, 2016, certain changes were made to the Money Market Account’s investment strategies. Performance information prior to this date reflects the Money Market Account’s investment strategies before this date. As a result, the Money Market Account’s performance after October 14, 2016 may differ materially from the performance information shown below for the period prior to October 14, 2016. Past performance does not guarantee future results.

The benchmarks and other indices listed below are unmanaged, and you cannot invest directly in an index. The use of a particular benchmark or comparative index is not a fundamental policy and can be changed without participant approval. The Accounts will notify you if such a change is made.

ANNUAL TOTAL RETURNS FOR CLASS R3 (%)*

Stock Account

Best quarter: 21.33%, for the quarter ended June 30, 2020. Worst quarter: -22.41%, for the quarter ended March 31, 2020.

Global Equities Account

Best quarter: 22.61%, for the quarter ended June 30, 2020. Worst quarter: -21.72%, for the quarter ended March 31, 2020.

Growth Account

Best quarter: 29.32%, for the quarter ended June 30, 2020. Worst quarter: -22.13%, for the quarter ended June 30, 2022.

Equity Index Account

Best quarter: 21.88%, for the quarter ended June 30, 2020. Worst quarter: -20.87%, for the quarter ended March 31, 2020.

Core Bond Account

Best quarter: 6.65%, for the quarter ended December 31, 2023. Worst quarter: -5.85%, for the quarter ended March 31, 2022.

Inflation-Linked Bond Account

Best quarter: 4.01%, for the quarter ended March 31, 2016. Worst quarter: -3.41%, for the quarter ended September 30, 2022.

Social Choice Account

Best quarter: 14.00%, for the quarter ended June 30, 2020. Worst quarter: -13.19%, for the quarter ended March 31, 2020.

Money Market Account

Best quarter: 1.31%, for the quarter ended December 31, 2023. Worst quarter: -0.02%, for the quarter ended March 31, 2022.

* Previously, the bar charts above showed each Account’s annual total returns for Class R1. Class R3 has been selected because Class R3 is the oldest class of CREF, which resulted in a change in inception dates for Classes R1 and R3, as shown in the tables below.

AVERAGE ANNUAL TOTAL RETURNS FOR THE ACCOUNTS

For the periods ended December 31, 2023

	Inception date	One year	Five years		Ten years
Stock Account
Class R4	9/16/2022	22.56%	12.31	%#	8.66	%#
Class R3	7/31/1952	22.37	12.26		8.64
Class R2	4/24/2015	22.28	12.20		8.58	#
Class R1	4/24/2015	22.10	12.02		8.39	#
Morningstar Aggressive Target Risk Index
(reflects no deductions for fees, expenses or taxes)		18.30	10.72		7.83
CREF Stock Account Composite Index†
(reflects no deductions for fees, expenses or taxes)		22.29	12.64		9.17

Global Equities Account
Class R4	9/16/2022	24.13	13.01	#	8.21	#
Class R3	5/1/1992	23.94	12.97		8.18
Class R2	4/24/2015	23.85	12.90		8.12	#
Class R1	4/24/2015	23.66	12.72		7.93	#
MSCI All Country World Index
(reflects reinvested dividends net of withholding
taxes but reflects no deductions for fees, expenses
or other taxes)		22.20	11.72		7.93

Growth Account
Class R4	9/16/2022	46.31	17.19	#	13.47	#
Class R3	4/29/1994	46.09	17.15		13.45
Class R2	4/24/2015	45.98	17.08		13.39	#
Class R1	4/24/2015	45.76	16.89		13.19	#
Russell 1000® Growth Index
(reflects no deductions for fees, expenses or taxes)		42.68	19.50		14.86

Equity Index Account
Class R4	9/16/2022	25.97	15.03	#	11.29	#
Class R3	4/29/1994	25.77	14.99		11.26
Class R2	4/24/2015	25.68	14.92		11.20	#
Class R1	4/24/2015	25.50	14.73		11.01	#
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		25.96	15.16		11.48

Core Bond Account
Class R4	9/16/2022	6.48	1.46	#	2.06	#
Class R3	3/1/1990	6.31	1.42		2.04
Class R2	4/24/2015	6.23	1.36		1.98	#
Class R1	4/24/2015	6.07	1.20		1.80	#
Bloomberg U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.53	1.10		1.81

	Inception date	One year	Five years		Ten years
Inflation-Linked Bond Account
Class R4	9/16/2022	4.78%	3.53	%#	2.47	%#
Class R3	5/1/1997	4.62	3.49		2.45
Class R2	4/24/2015	4.54	3.43		2.39	#
Class R1	4/24/2015	4.39	3.26		2.21	#
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
(reflects no deductions for fees, expenses or taxes)		4.36	3.43		2.31

Social Choice Account
Class R4	9/16/2022	15.00	8.48	#	6.45	#
Class R3	3/1/1990	14.82	8.44		6.43
Class R2	4/24/2015	14.73	8.37		6.37	#
Class R1	4/24/2015	14.56	8.20		6.18	#
Morningstar Moderate Target Risk Index
(reflects no deductions for fees, expenses or taxes)		13.22	7.38		5.72
CREF Social Choice Account Composite Index‡ a
(reflects no deductions for fees, expenses or taxes)		16.14	8.54		6.60

Money Market Account§
Class R4	9/16/2022	5.14	1.74	#	1.08	#
Class R3	4/1/1988	4.97	1.71		1.06
Class R2	4/24/2015	4.90	1.64		1.00	#
Class R1	4/24/2015	4.50	1.43		0.84	#
iMoneyNet Money Fund Averages™—All Government
(reflects no deductions for fees, expenses or taxes)		4.76	1.62		1.01

#

The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Accounts’ Class R3. The performance for Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher and lower than Class R3 for the same period. The performance for Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

†

The CREF Stock Account Composite Index is a weighted average of two unmanaged indices. As of December 31, 2023 the CREF Stock Account Composite Index consisted of: 65.0% Russell 3000® Index (domestic equities) and 35.0% MSCI ACWI ex USA IMI (foreign equities). The weights in the composite index approximately reflect the relative sizes of the domestic and foreign equity segments of the Stock Account. The Account’s composite index, the components that make up a composite index and the method of calculating a composite index’s performance may vary over time. See “More about benchmarks and other indices” below for additional information.

‡

The CREF Social Choice Account Composite Index is a weighted average of three unmanaged indices. As of December 31, 2023 the CREF Social Choice Account Composite Index consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg U.S. Aggregate Bond Index and 18.0% MSCI EAFE + Canada Index. The weights in the composite index approximately reflect the relative sizes of the domestic, domestic investment-grade bond and developed foreign market segments of the Social Choice Account. The Account’s composite index, the components that make up a composite index and the method of calculating a composite index’s performance may vary over time. See “More about benchmarks and other indices” below for additional information.

[a]

Effective May 1, 2024, the equity components of the Account's Composite Index changed from the Russell 3000 Index to the S&P 500 Index and from the MSCI EAFE + Canada Index to the MSCI EAFE Index. The returns of the S&P 500 Index and the MSCI EAFE Index are more appropriate for comparison purposes due to the investment strategy of the Account to seek to achieve the returns of the U.S. stock market and foreign stock markets, while taking into consideration certain ESG criteria.

§

TIAA withheld (“waived”) a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1–R3 of the CREF Money Market Account (the “Account”) when a class’s yield was less than zero until December 31, 2021. TIAA had the right, for a period of three years after the date an amount was waived, to recover from each class of the Account, including from Class R4 with respect to assets transferred from Classes R1–R3 that benefitted from the waiver, a portion of the amounts waived at such time as the class’s daily yield was positive absent the effect of the waiver and, in such event, the amount of recovery on any day was approximately 25% of the class’s yield (net of all other expenses) on that day.

After-tax returns have not been shown, since they are not relevant to investors in the Accounts who hold their accumulation units through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or IRAs. The benchmark indices reflect no deductions for fees, expenses or taxes. For the Money Market Account’s most current 7-day yield and for the Core Bond and Inflation-Linked Bond Accounts’ most current 30-day yields, please call 800-842-2252.

A	A

Performance of Investment Option (N-3) [Text Block]	In addition, because the investments in the Account are “marked-to-market” daily and because market values will fluctuate, the Account
Average Annual Total Returns (N-3) [Table Text Block]

	Inception date	One year	Five years		Ten years
Stock Account
Class R4	9/16/2022	22.56%	12.31	%#	8.66	%#
Class R3	7/31/1952	22.37	12.26		8.64
Class R2	4/24/2015	22.28	12.20		8.58	#
Class R1	4/24/2015	22.10	12.02		8.39	#
Morningstar Aggressive Target Risk Index
(reflects no deductions for fees, expenses or taxes)		18.30	10.72		7.83
CREF Stock Account Composite Index†
(reflects no deductions for fees, expenses or taxes)		22.29	12.64		9.17

Global Equities Account
Class R4	9/16/2022	24.13	13.01	#	8.21	#
Class R3	5/1/1992	23.94	12.97		8.18
Class R2	4/24/2015	23.85	12.90		8.12	#
Class R1	4/24/2015	23.66	12.72		7.93	#
MSCI All Country World Index
(reflects reinvested dividends net of withholding
taxes but reflects no deductions for fees, expenses
or other taxes)		22.20	11.72		7.93

Growth Account
Class R4	9/16/2022	46.31	17.19	#	13.47	#
Class R3	4/29/1994	46.09	17.15		13.45
Class R2	4/24/2015	45.98	17.08		13.39	#
Class R1	4/24/2015	45.76	16.89		13.19	#
Russell 1000® Growth Index
(reflects no deductions for fees, expenses or taxes)		42.68	19.50		14.86

Equity Index Account
Class R4	9/16/2022	25.97	15.03	#	11.29	#
Class R3	4/29/1994	25.77	14.99		11.26
Class R2	4/24/2015	25.68	14.92		11.20	#
Class R1	4/24/2015	25.50	14.73		11.01	#
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		25.96	15.16		11.48

Core Bond Account
Class R4	9/16/2022	6.48	1.46	#	2.06	#
Class R3	3/1/1990	6.31	1.42		2.04
Class R2	4/24/2015	6.23	1.36		1.98	#
Class R1	4/24/2015	6.07	1.20		1.80	#
Bloomberg U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.53	1.10		1.81

	Inception date	One year	Five years		Ten years
Inflation-Linked Bond Account
Class R4	9/16/2022	4.78%	3.53	%#	2.47	%#
Class R3	5/1/1997	4.62	3.49		2.45
Class R2	4/24/2015	4.54	3.43		2.39	#
Class R1	4/24/2015	4.39	3.26		2.21	#
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
(reflects no deductions for fees, expenses or taxes)		4.36	3.43		2.31

Social Choice Account
Class R4	9/16/2022	15.00	8.48	#	6.45	#
Class R3	3/1/1990	14.82	8.44		6.43
Class R2	4/24/2015	14.73	8.37		6.37	#
Class R1	4/24/2015	14.56	8.20		6.18	#
Morningstar Moderate Target Risk Index
(reflects no deductions for fees, expenses or taxes)		13.22	7.38		5.72
CREF Social Choice Account Composite Index‡ a
(reflects no deductions for fees, expenses or taxes)		16.14	8.54		6.60

Money Market Account§
Class R4	9/16/2022	5.14	1.74	#	1.08	#
Class R3	4/1/1988	4.97	1.71		1.06
Class R2	4/24/2015	4.90	1.64		1.00	#
Class R1	4/24/2015	4.50	1.43		0.84	#
iMoneyNet Money Fund Averages™—All Government
(reflects no deductions for fees, expenses or taxes)		4.76	1.62		1.01

#

The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Accounts’ Class R3. The performance for Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher and lower than Class R3 for the same period. The performance for Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

†

The CREF Stock Account Composite Index is a weighted average of two unmanaged indices. As of December 31, 2023 the CREF Stock Account Composite Index consisted of: 65.0% Russell 3000® Index (domestic equities) and 35.0% MSCI ACWI ex USA IMI (foreign equities). The weights in the composite index approximately reflect the relative sizes of the domestic and foreign equity segments of the Stock Account. The Account’s composite index, the components that make up a composite index and the method of calculating a composite index’s performance may vary over time. See “More about benchmarks and other indices” below for additional information.

‡

The CREF Social Choice Account Composite Index is a weighted average of three unmanaged indices. As of December 31, 2023 the CREF Social Choice Account Composite Index consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg U.S. Aggregate Bond Index and 18.0% MSCI EAFE + Canada Index. The weights in the composite index approximately reflect the relative sizes of the domestic, domestic investment-grade bond and developed foreign market segments of the Social Choice Account. The Account’s composite index, the components that make up a composite index and the method of calculating a composite index’s performance may vary over time. See “More about benchmarks and other indices” below for additional information.

[a]

Effective May 1, 2024, the equity components of the Account's Composite Index changed from the Russell 3000 Index to the S&P 500 Index and from the MSCI EAFE + Canada Index to the MSCI EAFE Index. The returns of the S&P 500 Index and the MSCI EAFE Index are more appropriate for comparison purposes due to the investment strategy of the Account to seek to achieve the returns of the U.S. stock market and foreign stock markets, while taking into consideration certain ESG criteria.

§

TIAA withheld (“waived”) a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1–R3 of the CREF Money Market Account (the “Account”) when a class’s yield was less than zero until December 31, 2021. TIAA had the right, for a period of three years after the date an amount was waived, to recover from each class of the Account, including from Class R4 with respect to assets transferred from Classes R1–R3 that benefitted from the waiver, a portion of the amounts waived at such time as the class’s daily yield was positive absent the effect of the waiver and, in such event, the amount of recovery on any day was approximately 25% of the class’s yield (net of all other expenses) on that day.

After-tax returns have not been shown, since they are not relevant to investors in the Accounts who hold their accumulation units through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or IRAs. The benchmark indices reflect no deductions for fees, expenses or taxes. For the Money Market Account’s most current 7-day yield and for the Core Bond and Inflation-Linked Bond Accounts’ most current 30-day yields, please call 800-842-2252.

A	A

Money Market Seven Day Yield, Phone	800-842-2252
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(5.53%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Average Annual Total Returns, 1 Year [Percent]	(5.53%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	(3.43%)
Average Annual Total Returns, 10 Years [Percent]	2.31%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	(3.43%)
Average Annual Total Returns, 10 Years [Percent]	2.31%
CREF Social Choice Account Composite Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(16.14%)	[1],[2]
Average Annual Total Returns, 5 Years [Percent]	8.54%	[1],[2]
Average Annual Total Returns, 10 Years [Percent]	6.60%	[1],[2]
Average Annual Total Returns, 1 Year [Percent]	(16.14%)	[1],[2]
Average Annual Total Returns, 5 Years [Percent]	8.54%	[1],[2]
Average Annual Total Returns, 10 Years [Percent]	6.60%	[1],[2]
CREF Stock Account Composite Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	22.29%	[3]
Average Annual Total Returns, 5 Years [Percent]	12.64%	[3]
Average Annual Total Returns, 10 Years [Percent]	9.17%	[3]
Average Annual Total Returns, 1 Year [Percent]	22.29%	[3]
Average Annual Total Returns, 5 Years [Percent]	12.64%	[3]
Average Annual Total Returns, 10 Years [Percent]	9.17%	[3]
MSCI All Country World Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(22.20%)
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Average Annual Total Returns, 1 Year [Percent]	(22.20%)
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Morningstar Aggressive Target Risk Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Morningstar Moderate Target Risk Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(13.22%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Average Annual Total Returns, 1 Year [Percent]	(13.22%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(42.68%)
Average Annual Total Returns, 5 Years [Percent]	19.50%
Average Annual Total Returns, 10 Years [Percent]	14.86%
Average Annual Total Returns, 1 Year [Percent]	(42.68%)
Average Annual Total Returns, 5 Years [Percent]	19.50%
Average Annual Total Returns, 10 Years [Percent]	14.86%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes) [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(25.96%)
Average Annual Total Returns, 5 Years [Percent]	15.16%
Average Annual Total Returns, 10 Years [Percent]	11.48%
Average Annual Total Returns, 1 Year [Percent]	(25.96%)
Average Annual Total Returns, 5 Years [Percent]	15.16%
Average Annual Total Returns, 10 Years [Percent]	11.48%
iMoneyNet Money Fund Averages™—All Government [Member]
Prospectus:
Average Annual Total Returns, 1 Year [Percent]	(4.76%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(4.76%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.01%
Class R2 [Member]
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 322
Surrender Expense, 3 Years, Maximum [Dollars]	1,013
Surrender Expense, 5 Years, Maximum [Dollars]	1,770
Surrender Expense, 10 Years, Maximum [Dollars]	3,996
Annuitized Expense, 1 Year, Maximum [Dollars]	322
Annuitized Expense, 3 Years, Maximum [Dollars]	1,013
Annuitized Expense, 5 Years, Maximum [Dollars]	1,770
Annuitized Expense, 10 Years, Maximum [Dollars]	3,996
No Surrender Expense, 1 Year, Maximum [Dollars]	322
No Surrender Expense, 3 Years, Maximum [Dollars]	1,013
No Surrender Expense, 5 Years, Maximum [Dollars]	1,770
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,996
Stock Account [Member]
Prospectus:
Portfolio Turnover [Percent]	36.00%
Investment Objectives (N-3) [Text Block]	Investment Objective: A favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.
Investment Strategies (N-3) [Text Block]

Principal Investment Strategies: Under normal circumstances, the Stock Account invests at least 80% of its assets in a broadly diversified portfolio of common stocks. CREF’s investment adviser, TCIM, typically uses a combination of fundamental active management, quantitative, and indexing investment strategies to manage the Account. TCIM invests the Account’s assets in both domestic and foreign securities to achieve the Account’s investment objective. TCIM seeks to achieve the Account’s overall investment objective by managing the Account in segments, each of which may use one of these different investment strategies.

A majority of the Account is managed using a fundamental active management investment strategy. With active management, TCIM looks for stocks that it believes are attractively priced based on an analysis of the company’s prospects for growth in earnings, cash flow, revenues or other relevant measures. TCIM also looks for companies whose assets appear undervalued in the market. In general, TCIM focuses on companies with shareholder-oriented management dedicated to creating shareholder value. The Account may invest in companies of any size, including small companies.

A portion of the Account is managed using a quantitative strategy. With quantitative strategies, TCIM may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of various segments of the benchmark index, while also seeking to outperform that benchmark index. Quantitative strategies often employ proprietary, quantitative modeling techniques for stock selection, country allocation and portfolio construction. Quantitative analysis involves the use of mathematical models and computer programs that attempt to outperform the index by over- and underweighting certain stocks in the index.

A portion of the Account is managed using an index strategy. This portion of the Account is designed to track various component indices of the Account’s composite index. The Account buys most, but not necessarily all, of the stocks of the component indices, and will attempt to closely match the overall investment characteristics of such indices.

The Account invests in foreign stocks and other equity securities. The Account also may invest in fixed-income securities and money market instruments traded on foreign exchanges or in other foreign securities markets, or that are privately placed. Foreign securities have different types and levels of risk than domestic securities. The Account will also invest a portion of its foreign investments in emerging market securities and, to a lesser extent, foreign developed market small-cap equities. Under normal circumstances, the Account seeks to maintain the weightings of its holdings as approximately 60%–70% domestic equities and 30%–40% foreign equities. Under normal circumstances, the foreign equities portion of the Account will include investments in both developed and emerging market securities and in securities of large-, mid- and small-capitalization issuers. As of December 31, 2023, the market value of the Account was divided as indicated below among U.S., foreign developed and foreign emerging market securities:

66.8%	United States
24.6%	Foreign developed markets
8.6%	Foreign emerging markets

For a discussion of additional risks concerning investments in foreign securities, see “Additional information about investment strategies and risks” below.

Within the Account’s globally diversified, multi-investment style strategy, the Account allocates assets to a variety of underlying investment strategies. The allocations to such strategies, including domestic or foreign investments in mega-cap, large-cap, mid-cap and small-cap and various industry sector specializations, may change over time. As of December 31, 2023, the equity investments of the Account were divided among issuers with varying market capitalizations as indicated below:

63.5%	Mega-cap: more than $50 billion
17.9%	Large-cap: more than $15 billion–$50 billion
14.7%	Mid-cap: more than $2 billion–$15 billion
3.9%	Small-cap: $2 billion or less

See “More about benchmarks and other indices” below for information about the Stock Account Composite Index.

Principal Risks of Investing (N-3) [Text Block]

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● emerging markets risk;

● index risk;

● active management risk;

● quantitative analysis risk;

● large-cap risk;

● mid-cap risk; and

● small-cap risk.

Investing in securities traded on foreign exchanges or in foreign markets involves risks beyond those of domestic investing. These include political or social instability, changes in currency rates and the possible imposition of market controls or currency exchange controls. These risks may be enhanced with respect to investments in emerging markets. Also, seeking enhanced results relative to an index may cause that portion of the Account that is managed using a quantitative strategy to underperform the index. Furthermore, because of the Account’s size, it may be buying or selling blocks of stock that are large compared to the stock’s trading volume, making it difficult to reach the positions called for by TCIM’s investment decisions and/or affecting the stock’s price. As a result, TCIM may not be able to adjust the portfolio as quickly as it would like.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Stock Account may be best for individuals who have a longer time horizon, think stocks will perform well over time and want to invest in a broadly diversified stock portfolio.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Global Equities Account [Member]
Prospectus:
Portfolio Turnover [Percent]	32.00%
Investment Objectives (N-3) [Text Block]	Investment Objective: A favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.
Investment Strategies (N-3) [Text Block]

Principal Investment Strategies: Under normal circumstances, the Global Equities Account invests at least 80% of its assets in equity securities of foreign and domestic companies. As an actively managed strategy, the portfolio management team remains aware of the weights to U.S. and non-U.S. issuers (domestic and foreign) of the benchmark index. This benchmark awareness is part of the risk management of the portfolio. To maintain a desired allocation and within the risk profile desired, the portfolio managers will shift the weights of the portfolio to some degree as the weight of each region in the index shifts. The portion of the Account’s net assets invested in domestic and foreign securities (including foreign emerging markets issuers) floats based on the respective weightings of the Account’s benchmark index. These percentages may vary according to market conditions. As of December 31, 2023, the portfolio of investments of the Account was divided as indicated below among U.S., foreign developed market and foreign emerging market securities:

65.3%	United States
26.4%	Foreign developed markets
8.3%	Foreign emerging markets

Normally, the Account will be invested in at least three different countries, one of which will be the United States, although the Account will usually be more diversified. For a discussion of additional risks concerning investments in foreign securities, including emerging market securities, see “Additional information about investment strategies and risks” below.

The Account can invest in companies of any size, including small companies. Investing in smaller companies entails more risk. See “Principal Investment Risks” for the Account below.

TCIM typically uses a combination of three different investment strategies to manage the Account—active management, quantitative and indexing—and invests in both domestic and foreign securities. TCIM seeks to achieve the Account’s overall investment objective by managing the Account in segments, each of which may use one of these different investment strategies to achieve the Account’s investment objective. For that portion of the Account that is actively managed, TCIM looks for stocks that it believes are attractively priced based on an analysis of the company’s prospects for growth in earnings, cash flow, revenues or other relevant measures. TCIM also looks for companies whose assets appear undervalued in the market. In general, TCIM focuses on companies with shareholder-oriented management dedicated to creating shareholder value.

A portion of the Account is managed using a quantitative strategy. With quantitative strategies, TCIM may use several different investment techniques to build a portfolio that is structured to resemble and share the risk characteristics of various segments of the benchmark index, while also seeking to outperform that benchmark index. Quantitative strategies often employ proprietary, quantitative modeling techniques for stock selection, country allocation and portfolio construction. Quantitative analysis involves the use of mathematical models and computer programs that attempt to outperform the index by over- and underweighting certain stocks in the index. Relative to TCIM’s other approaches for managing other equity accounts, in general, the quantitative methodology is designed so that the Account diverges from and may outperform its benchmark index, but remains closer to the benchmark than other equity accounts using a traditional active management style.

A portion of the Account is managed using an index strategy. This portion of the Account is designed to track various segments of the Account’s benchmark index. This portion of the Account buys most, but not necessarily all, of the securities in the Account’s benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index.

Within the Account’s globally diversified, multi-investment style strategy, the Account allocates assets to a variety of underlying investment strategies. The allocations to such sub-strategies, including domestic or foreign investments in large-cap, mid-cap and small-cap and various industry sector specializations, may change over time.

The benchmark for the Global Equities Account is the MSCI All Country World Index. See “More about benchmarks and other indices” below for additional information about the benchmark.

Principal Risks of Investing (N-3) [Text Block]

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● emerging markets risk;

● index risk;

● active management risk;

● quantitative analysis risk;

● large-cap risk;

● mid-cap risk; and

● small-cap risk.

Investing in securities traded on foreign exchanges or in foreign markets involves risks beyond those of domestic investing. These include political or social instability, changes in currency rates and the possible imposition of market controls or currency exchange controls. These risks may be enhanced with respect to investments in emerging markets. Also, seeking enhanced results relative to an index may cause that portion of the Account that is managed using a quantitative strategy to underperform the index. The Account may also be subject to market timing risk due to “stale price arbitrage,” in which an investor seeks to take advantage of the perceived difference in price from a foreign market closing price. If not mitigated through effective policies, market timing can interfere with efficient portfolio management and cause dilution. The Account has in place policies and procedures that are designed to reduce the risk of market timing in the Account.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Global Equities Account may be best for individuals who have a longer time horizon, think stocks will perform well over time and want to take advantage of the potential of foreign as well as domestic markets.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Growth Account [Member]
Prospectus:
Portfolio Turnover [Percent]	33.00%
Average Annual Total Returns, 1 Year [Percent]	45.76%
Average Annual Total Returns, 5 Years [Percent]	16.89%
Average Annual Total Returns, 10 Years [Percent]	13.19%	[4]
Investment Objectives (N-3) [Text Block]

Investment Objective: A favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

Investment Strategies (N-3) [Text Block]

Principal Investment Strategies: Under normal circumstances, the Growth Account invests at least 80% of its assets in common stocks and other equity securities. The Account invests primarily in large, well-known, established companies, particularly when TCIM believes they have new or innovative products, services or processes that enhance future earnings prospects. To a lesser extent, the Account may also invest in smaller, less seasoned companies with growth potential as well as companies in new and emerging areas of the economy. The Account may also invest in companies in order to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations.

Growth-oriented companies are companies with a strong competitive position within their industry or a competitive position within a very strong industry. Generally, growth investing entails analyzing the quality of a company’s earnings (i.e., the degree to which earnings are derived from sustainable sources), and analyzing companies as if one would be buying the underlying business, not simply trading its equity. Growth investing also involves fundamental research and qualitative analysis of particular companies in order to identify and benefit from particular companies whose business prospects appear underappreciated by the market.

The Account may buy foreign securities and other instruments if TCIM believes they have superior investment potential. Depending on investment opportunities, the Account may invest up to 20% of its assets in foreign securities. The securities will be those traded on foreign exchanges or in other foreign markets and may be denominated in foreign currencies or other units.

TCIM typically uses a combination of three different investment strategies to manage the Account—active management, quantitative and indexing—and invests in both domestic and foreign securities. TCIM seeks to achieve the Account’s overall investment objective by managing the Account in segments, each of which may use one of these different investment strategies. For that portion of the Account that is actively managed, TCIM looks for stocks that it believes are attractively priced based on an analysis of the company’s prospects for growth in earnings, cash flow, revenues or other relevant measures. TCIM also looks for companies whose assets appear undervalued in the market. In general, TCIM focuses on companies with shareholder-oriented management dedicated to creating shareholder value.

A portion of the Account is managed using a quantitative strategy. With quantitative strategies, TCIM may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of various segments of the benchmark index, while also seeking to outperform that benchmark index. Quantitative strategies often employ proprietary, quantitative modeling techniques for stock selection, country allocation and portfolio construction. Quantitative analysis involves the use of mathematical models and computer programs that attempt to outperform the index by over- and underweighting certain stocks in the index. Relative to TCIM’s other approaches for managing other equity accounts, in general, the quantitative methodology is designed so that the Account diverges from and may outperform its benchmark index, but remains closer to the benchmark than other equity accounts using a traditional active management style.

A portion of the Account is managed using an index strategy. This portion of the Account is designed to track various segments of the Account’s benchmark index. This portion of the Account buys most, but not necessarily all, of the securities in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index.

The benchmark for the Growth Account is the Russell 1000® Growth Index. See “More about benchmarks and other indices” below for additional information about the benchmark.

Principal Risks of Investing (N-3) [Text Block]

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● style risk/the risks of growth investing;

● index risk;

● active management risk;

● quantitative analysis risk;

● large-cap risk;

● mid-cap risk; and

● small-cap risk.

Also, stocks of companies involved in reorganizations and other special situations can often involve more risk than ordinary securities. The Account will probably be more volatile than the overall equity market due to its focus on more growth-oriented sectors of the market.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Growth Account may be best for individuals who are looking for long-term capital appreciation and a favorable long-term return but are willing to tolerate fluctuations in value. It may also be well suited to investors seeking exposure to growth-oriented companies who also have exposure to other segments of the stock market, including selective exposure to value-oriented companies.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Average Annual Total Returns, 1 Year [Percent]	45.76%
Average Annual Total Returns, 5 Years [Percent]	16.89%
Average Annual Total Returns, 10 Years [Percent]	13.19%	[4]
Equity Index Account [Member]
Prospectus:
Portfolio Turnover [Percent]	2.00%
Investment Objectives (N-3) [Text Block]

Investment Objective: A favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Investment Strategies (N-3) [Text Block]

Principal Investment Strategies: The Equity Index Account is designed to track the U.S. stock market as a whole and invests in stocks in its benchmark index, the Russell 3000® Index. The Account buys most, but not necessarily all, of the securities in the Russell 3000® Index, and attempts to closely match the overall investment characteristics of the Index. Using the Russell 3000® Index is not fundamental to the Account’s investment objective and policies. The Account can change the index at any time and will notify its participants if it does so. See “More about benchmarks and other indices” below for additional information about the benchmark.

The Account may also invest in securities and other instruments, such as futures, whose return depends on stock market prices. TCIM selects these instruments to attempt to match the total return of the Russell 3000® Index but may not always do so.

The Account is classified as a diversified investment company, as defined under the 1940 Act. However, the Account may become non-diversified under the 1940 Act without the approval of Account participants solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 3000® Index, which the Account seeks to track.

Principal Risks of Investing (N-3) [Text Block]

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● emerging markets risk;

● index risk;

● active management risk;

● quantitative analysis risk;

● large-cap risk;

● mid-cap risk; and

● small-cap risk.

Investing in securities traded on foreign exchanges or in foreign markets involves risks beyond those of domestic investing. These include political or social instability, changes in currency rates and the possible imposition of market controls or currency exchange controls. These risks may be enhanced with respect to investments in emerging markets. Also, seeking enhanced results relative to an index may cause that portion of the Account that is managed using a quantitative strategy to underperform the index. Furthermore, because of the Account’s size, it may be buying or selling blocks of stock that are large compared to the stock’s trading volume, making it difficult to reach the positions called for by TCIM’s investment decisions and/or affecting the stock’s price. As a result, TCIM may not be able to adjust the portfolio as quickly as it would like.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Stock Account may be best for individuals who have a longer time horizon, think stocks will perform well over time and want to invest in a broadly diversified stock portfolio.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Global Equities Account

Investment Objective: A favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.

Principal Investment Strategies: Under normal circumstances, the Global Equities Account invests at least 80% of its assets in equity securities of foreign and domestic companies. As an actively managed strategy, the portfolio management team remains aware of the weights to U.S. and non-U.S. issuers (domestic and foreign) of the benchmark index. This benchmark awareness is part of the risk management of the portfolio. To maintain a desired allocation and within the risk profile desired, the portfolio managers will shift the weights of the portfolio to some degree as the weight of each region in the index shifts. The portion of the Account’s net assets invested in domestic and foreign securities (including foreign emerging markets issuers) floats based on the respective weightings of the Account’s benchmark index. These percentages may vary according to market conditions. As of December 31, 2023, the portfolio of investments of the Account was divided as indicated below among U.S., foreign developed market and foreign emerging market securities:

65.3%	United States
26.4%	Foreign developed markets
8.3%	Foreign emerging markets

Normally, the Account will be invested in at least three different countries, one of which will be the United States, although the Account will usually be more diversified. For a discussion of additional risks concerning investments in foreign securities, including emerging market securities, see “Additional information about investment strategies and risks” below.

The Account can invest in companies of any size, including small companies. Investing in smaller companies entails more risk. See “Principal Investment Risks” for the Account below.

TCIM typically uses a combination of three different investment strategies to manage the Account—active management, quantitative and indexing—and invests in both domestic and foreign securities. TCIM seeks to achieve the Account’s overall investment objective by managing the Account in segments, each of which may use one of these different investment strategies to achieve the Account’s investment objective. For that portion of the Account that is actively managed, TCIM looks for stocks that it believes are attractively priced based on an analysis of the company’s prospects for growth in earnings, cash flow, revenues or other relevant measures. TCIM also looks for companies whose assets appear undervalued in the market. In general, TCIM focuses on companies with shareholder-oriented management dedicated to creating shareholder value.

A portion of the Account is managed using a quantitative strategy. With quantitative strategies, TCIM may use several different investment techniques to build a portfolio that is structured to resemble and share the risk characteristics of various segments of the benchmark index, while also seeking to outperform that benchmark index. Quantitative strategies often employ proprietary, quantitative modeling techniques for stock selection, country allocation and portfolio construction. Quantitative analysis involves the use of mathematical models and computer programs that attempt to outperform the index by over- and underweighting certain stocks in the index. Relative to TCIM’s other approaches for managing other equity accounts, in general, the quantitative methodology is designed so that the Account diverges from and may outperform its benchmark index, but remains closer to the benchmark than other equity accounts using a traditional active management style.

A portion of the Account is managed using an index strategy. This portion of the Account is designed to track various segments of the Account’s benchmark index. This portion of the Account buys most, but not necessarily all, of the securities in the Account’s benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index.

Within the Account’s globally diversified, multi-investment style strategy, the Account allocates assets to a variety of underlying investment strategies. The allocations to such sub-strategies, including domestic or foreign investments in large-cap, mid-cap and small-cap and various industry sector specializations, may change over time.

The benchmark for the Global Equities Account is the MSCI All Country World Index. See “More about benchmarks and other indices” below for additional information about the benchmark.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● emerging markets risk;

● index risk;

● active management risk;

● quantitative analysis risk;

● large-cap risk;

● mid-cap risk; and

● small-cap risk.

Investing in securities traded on foreign exchanges or in foreign markets involves risks beyond those of domestic investing. These include political or social instability, changes in currency rates and the possible imposition of market controls or currency exchange controls. These risks may be enhanced with respect to investments in emerging markets. Also, seeking enhanced results relative to an index may cause that portion of the Account that is managed using a quantitative strategy to underperform the index. The Account may also be subject to market timing risk due to “stale price arbitrage,” in which an investor seeks to take advantage of the perceived difference in price from a foreign market closing price. If not mitigated through effective policies, market timing can interfere with efficient portfolio management and cause dilution. The Account has in place policies and procedures that are designed to reduce the risk of market timing in the Account.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Global Equities Account may be best for individuals who have a longer time horizon, think stocks will perform well over time and want to take advantage of the potential of foreign as well as domestic markets.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Growth Account

Investment Objective: A favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

Principal Investment Strategies: Under normal circumstances, the Growth Account invests at least 80% of its assets in common stocks and other equity securities. The Account invests primarily in large, well-known, established companies, particularly when TCIM believes they have new or innovative products, services or processes that enhance future earnings prospects. To a lesser extent, the Account may also invest in smaller, less seasoned companies with growth potential as well as companies in new and emerging areas of the economy. The Account may also invest in companies in order to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations.

Growth-oriented companies are companies with a strong competitive position within their industry or a competitive position within a very strong industry. Generally, growth investing entails analyzing the quality of a company’s earnings (i.e., the degree to which earnings are derived from sustainable sources), and analyzing companies as if one would be buying the underlying business, not simply trading its equity. Growth investing also involves fundamental research and qualitative analysis of particular companies in order to identify and benefit from particular companies whose business prospects appear underappreciated by the market.

The Account may buy foreign securities and other instruments if TCIM believes they have superior investment potential. Depending on investment opportunities, the Account may invest up to 20% of its assets in foreign securities. The securities will be those traded on foreign exchanges or in other foreign markets and may be denominated in foreign currencies or other units.

TCIM typically uses a combination of three different investment strategies to manage the Account—active management, quantitative and indexing—and invests in both domestic and foreign securities. TCIM seeks to achieve the Account’s overall investment objective by managing the Account in segments, each of which may use one of these different investment strategies. For that portion of the Account that is actively managed, TCIM looks for stocks that it believes are attractively priced based on an analysis of the company’s prospects for growth in earnings, cash flow, revenues or other relevant measures. TCIM also looks for companies whose assets appear undervalued in the market. In general, TCIM focuses on companies with shareholder-oriented management dedicated to creating shareholder value.

A portion of the Account is managed using a quantitative strategy. With quantitative strategies, TCIM may use several different investment techniques to build a portfolio of stocks that is structured to resemble and share the risk characteristics of various segments of the benchmark index, while also seeking to outperform that benchmark index. Quantitative strategies often employ proprietary, quantitative modeling techniques for stock selection, country allocation and portfolio construction. Quantitative analysis involves the use of mathematical models and computer programs that attempt to outperform the index by over- and underweighting certain stocks in the index. Relative to TCIM’s other approaches for managing other equity accounts, in general, the quantitative methodology is designed so that the Account diverges from and may outperform its benchmark index, but remains closer to the benchmark than other equity accounts using a traditional active management style.

A portion of the Account is managed using an index strategy. This portion of the Account is designed to track various segments of the Account’s benchmark index. This portion of the Account buys most, but not necessarily all, of the securities in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index.

The benchmark for the Growth Account is the Russell 1000® Growth Index. See “More about benchmarks and other indices” below for additional information about the benchmark.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● style risk/the risks of growth investing;

● index risk;

● active management risk;

● quantitative analysis risk;

● large-cap risk;

● mid-cap risk; and

● small-cap risk.

Also, stocks of companies involved in reorganizations and other special situations can often involve more risk than ordinary securities. The Account will probably be more volatile than the overall equity market due to its focus on more growth-oriented sectors of the market.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Growth Account may be best for individuals who are looking for long-term capital appreciation and a favorable long-term return but are willing to tolerate fluctuations in value. It may also be well suited to investors seeking exposure to growth-oriented companies who also have exposure to other segments of the stock market, including selective exposure to value-oriented companies.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Index Account

Equity Index Account

Investment Objective: A favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

Principal Investment Strategies: The Equity Index Account is designed to track the U.S. stock market as a whole and invests in stocks in its benchmark index, the Russell 3000® Index. The Account buys most, but not necessarily all, of the securities in the Russell 3000® Index, and attempts to closely match the overall investment characteristics of the Index. Using the Russell 3000® Index is not fundamental to the Account’s investment objective and policies. The Account can change the index at any time and will notify its participants if it does so. See “More about benchmarks and other indices” below for additional information about the benchmark.

The Account may also invest in securities and other instruments, such as futures, whose return depends on stock market prices. TCIM selects these instruments to attempt to match the total return of the Russell 3000® Index but may not always do so.

The Account is classified as a diversified investment company, as defined under the 1940 Act. However, the Account may become non-diversified under the 1940 Act without the approval of Account participants solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 3000® Index, which the Account seeks to track.

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk/information technology sector risk;

● issuer risk (often called financial risk);

● index risk;

● large-cap risk;

● mid-cap risk;

● small-cap risk; and

● non-diversification risk.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Equity Index Account may be best for individuals who have a longer time horizon, think U.S. stocks will perform well over time and want to invest in a broad range of securities in the U.S. market.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Core Bond Account [Member]
Prospectus:
Portfolio Turnover [Percent]	80.00%
Investment Objectives (N-3) [Text Block]	Investment Objective: A favorable long-term rate of return, primarily through high current income consistent with preserving capital.
Investment Strategies (N-3) [Text Block]

Principal Investment Strategies: Under normal circumstances, the Core Bond Account invests at least 80% of its assets in a broad range of fixed-income securities. The majority of the Account’s assets are invested in U.S. Treasury and other governmental agency securities, corporate bonds and mortgage-backed or other asset-backed securities. The Account’s holdings are mainly of investment-grade securities rated in the top four credit rating categories by a nationally recognized statistical rating organization (“NRSRO”), or that TCIM determines are of comparable quality. Fixed-income securities may pay a fixed or variable rate of interest.

The Account will overweight or underweight individual securities or sectors as compared to their weight in the Bloomberg U.S. Aggregate Bond Index, the Core Bond Account’s benchmark index, depending on where TCIM finds undervalued, overlooked or misunderstood issues that TCIM believes offer the potential for superior returns compared to the Bloomberg U.S. Aggregate Bond Index. See “More about benchmarks and other indices” below for additional information about the benchmark.

The Account can also invest in below-investment-grade securities (also known as “high yield” or “junk” bonds) that, for example, are rated Ba1 or lower by Moody’s Investors Services, Inc. (“Moody’s”) or BB+ or lower by Standard & Poors (“S&P”), as well as securities that TCIM determines to be of a similar quality. Securities of below-investment-grade quality are speculative in nature. However, TCIM does not intend to invest more than 20% of the Account’s assets in such securities. The Account can also make foreign investments, including emerging market fixed-income securities and non-dollar-denominated instruments, but such investments are not expected to exceed 20% of the Account’s assets.

The Account can also invest in mortgage-backed securities. These can include pass-through securities sold by private, governmental and government-related organizations, and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are formed when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest.

The Account may make certain other investments, but not as principal investment strategies. For example, the Account may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment and extension risks than traditional mortgage-backed securities.

TCIM may also use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Account “rolls over” an investment in a mortgage-backed security before its settlement date in exchange for a similar security with a later settlement date. The Account may also engage in duration-neutral relative value trading, a technique in which the Account buys and sells government bonds of identical credit quality but different maturity dates in an attempt to take advantage of spread differentials along the yield curve.

TCIM seeks the Account’s investment objective through active management of security selection, sector allocation, yield-curve positioning, and duration management. While the Account seeks to preserve capital as part of its investment objective, this is only one factor in an actively managed approach of seeking a favorable long-term rate of return. Accordingly, there can be no assurance that the Account will succeed in preserving capital, and the Account may lose money because of the risks of investment in bonds and other eligible assets, including interest rate risk, credit risk, and other risks noted below.

The Account may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Account’s investment strategies. In particular, the Account may purchase and sell interest rate futures to attempt to manage duration and/or certain risks.

Principal Risks of Investing (N-3) [Text Block]

Principal Investment Risks: The Account is subject to the following principal investment risks:

● interest rate risk;

● prepayment risk;

● extension risk;

● issuer risk (often called financial risk);

● income volatility risk;

● credit risk;

● call risk;

● fixed-income foreign investment risk;

● active management risk;

● market volatility, liquidity and valuation risk;

● mortgage roll risk;

● downgrade risk;

● non-investment-grade securities risk;

● U.S. Government securities risk;

● illiquid investments risk;

● derivatives risk;

● emerging markets risk; and

● portfolio turnover risk.

Interest rate risk is the risk that prices of portfolio securities held by the Account may decline if interest rates rise. For example, if interest rates rise by

1%, the market value of a portfolio with a duration of 5 years will decline by approximately 5%.

In addition, below-investment-grade securities, which are usually called “high-yield” or “junk” bonds, offer the potential for higher returns but also entail higher risks. Issuers of below-investment-grade securities are typically speculative in nature, may be in weak financial health, their ability to pay interest and principal is uncertain and they have a higher risk of becoming insolvent. Small changes in the issuer’s creditworthiness can have more impact on the price of lower-rated bonds than would comparable changes for investment-grade bonds. Lower-rated bonds can also be harder to value and sell and their prices can be more volatile than the prices of higher-quality securities. High-yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Bear in mind that all these risks can also apply to the lower levels of “investment-grade” securities, for example, Moody’s Baa and S&P’s BBB. Also, securities originally rated “investment-grade” are sometimes downgraded later, should a NRSRO believe the issuer’s business outlook or creditworthiness has deteriorated. If that happens to a security in the Account, it may or may not be sold, depending on an analysis by TCIM of the issuer’s prospects. However, the Account will not purchase below-investment-grade securities if that would increase their amount in the portfolio above the Account’s current investment target. The Account does not rely exclusively on credit ratings when making investment decisions because such ratings may not alone be an accurate measure of the risk of lower-rated bonds. Instead, TCIM also does its own credit analysis, and pays particular attention to economic trends and other market events.

The Account can hold illiquid investments. The risk of investing in illiquid investments is that they may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

The Account’s investments in mortgage-backed securities are subject to prepayment or extension risk. This is the possibility that a change in interest rates would cause the underlying mortgages to be paid off sooner or later than expected.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Core Bond Account may be best for individuals who have a longer time horizon, think bonds will do well over time and/or want to diversify other holdings invested in stocks.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Inflation-Linked Bond Account [Member]
Prospectus:
Portfolio Turnover [Percent]	27.00%
Investment Objectives (N-3) [Text Block]

Investment Objective: A long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.

Investment Strategies (N-3) [Text Block]

Principal Investment Strategies: Under normal circumstances, the Inflation-Linked Bond Account invests at least 80% of its assets in U.S. Treasury Inflation-Indexed Securities (TIIS). The Account can also invest in other inflation-indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers as well as foreign governments. It can also invest in money market instruments or other short-term securities.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond’s principal is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a “real” rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they are expected to retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the Consumer Price Index for All Urban Consumers (“CPI-U”). Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation.

The principal amount of a TIIS investment can go down in times of negative inflation. However, the U.S. Treasury guarantees that the final principal payment at maturity will not be less than the original principal amount of the bond.

The interest and principal components of the bonds may be “stripped” or sold separately. The Account can buy or sell either component.

The Account can also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, TCIM does not expect the Account’s investments in inflation-linked bonds of foreign issuers will be more than 25% of its assets, although this level may change.

The Account can also hold the same kind of fixed-income securities as the Core Bond Account. These securities will usually be investment-grade. However, the Account can invest up to 5% of its assets in fixed-income instruments that are rated below investment-grade, or in unrated securities of similar quality.

The Account may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Account’s investment strategies. In particular, the Account may purchase and sell interest rate futures to attempt to manage duration and/or certain risks.

Principal Risks of Investing (N-3) [Text Block]

Principal Investment Risks: The Account is subject to the following principal investment risks:

● interest rate risk;

● income volatility risk;

● credit risk;

● fixed-income foreign investment risk;

● active management risk;

● market volatility, liquidity and valuation risk;

● illiquid investments risk;

● derivatives risk;

● special risks relating to inflation-indexed bonds; and

● U.S. Government securities risk.

In addition, because the investments in the Account are “marked-to-market” daily and because market values will fluctuate, the Account could lose money on its investments. As a result, its total return may not actually track the selected inflation index every year.

The benchmark for the Inflation-Linked Bond Account is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. See “More about benchmarks and other indices” below for additional information on the benchmark.

Market values of inflation-indexed bonds can be affected by changes in the market’s inflation expectations or changes in real rates of interest.

Also, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that the index used by TIIS does not accurately reflect inflation, the market value of those bonds could be adversely affected. In addition, participants who choose to receive annuity income through this Account should be aware that their income might not keep pace with inflation, especially if the average stated interest rate on the Account’s inflation-indexed bonds is below approximately 4%.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Inflation-Linked Bond Account may be best for individuals who are especially concerned about high inflation, seek a modest “real” rate of return (i.e., greater than the inflation rate) and/or want to diversify holdings in stocks, conventional bonds and other investments.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Social Choice Account [Member]
Prospectus:
Portfolio Turnover [Percent]	81.00%
Investment Objectives (N-3) [Text Block]	Investment Objective: A favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.
Investment Strategies (N-3) [Text Block]

Principal Investment Strategies: The Social Choice Account invests in a diversified set of domestic and foreign stocks and other equity securities, bonds and other fixed-income securities, as well as money market instruments and other short-term debt instruments. The Account seeks to invest in issuers that are suitable from a financial perspective while taking into consideration certain environmental, social and governance (“ESG”) or impact criteria, which are described in more detail below.

The Account is balanced, with assets divided between foreign and domestic stocks and other equity securities (about 60%) and bonds and other fixed-income securities, including money market instruments (about 40%). Under normal circumstances, the equity portion of the Account is divided between a generally larger domestic and a smaller foreign portion. Under normal circumstances, the fixed-income portion of the Account is divided between a generally larger domestic and a smaller foreign portion. As of December 31, 2023, the Account was invested in its various market segments as follows: domestic equity 41.31%; foreign equity 18.37%; domestic fixed-income 33.18%; and foreign fixed-income 7.14%.

When TCIM believes that market conditions or transaction needs make it appropriate, the equity portion of the Account can go as high as 70% or as low as 50% through adjustments to either or both of the domestic and foreign equity portions, with corresponding changes to the fixed-income portion. Any of these percentages can be changed even further if TCIM believes it would be appropriate.

The equity portion of the Account includes both a domestic and a foreign equities portion. The domestic equity portion attempts to track the return of the U.S. stock market as represented by the S&P 500 Index. The foreign equity portion of the Account attempts to track the return of developed foreign markets as represented by the MSCI EAFE Index. TCIM may utilize quantitative and/or other investment strategies to facilitate the management of the overall Account.

See “More about benchmarks and other indices” below for information about the Social Choice Account Composite Index.

When selecting investments for the equity portion of the Account, TCIM considers certain ESG criteria, which include criteria relating to carbon emissions and fossil fuel reserves. The ESG criteria are generally implemented based on data provided by independent ESG research vendor(s). The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and governance and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain and governance) are other considerations.

The ESG evaluation process for the equity portion of the Account is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more relative weight compared to the broader range of potential assessment categories. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risk and opportunities they face in the context of their industry and relative to their peers. The Account will not generally invest in companies significantly involved in certain business activities, including, but not limited to, the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal and gambling products and services.

In addition to the overall ESG performance evaluation, the equity portion of the Account favors companies that (1) demonstrate leadership in managing and mitigating their current carbon emissions and (2) do not have evidence of fossil fuel reserves ownership, regardless of industry. The determination of leadership criteria takes into consideration company carbon emissions both in absolute terms (e.g., tons of carbon emitted directly into the atmosphere) and in relative terms (e.g., tons of carbon emitted per unit of economic output such as sales). Reserves are fossil fuel deposits that have not yet been extracted. Evidence of fossil fuel reserves ownership includes company disclosure and statements regarding ownership. While the equity portion of the Account favors companies that (1) demonstrate leadership in managing and mitigating their current carbon emissions and (2) do not have evidence of fossil fuel reserves ownership, regardless of industry, the equity portion of the Account may invest in companies that are engaged in the extraction, storage and transportation of fossil fuels as long as they also meet the aforementioned criteria.

After the ESG evaluation process is conducted, TCIM then uses quantitative investment techniques to attempt to closely match, to the extent practicable, the overall risk characteristics of the equity portion of the Account’s composite benchmark index. Under these quantitative investment techniques, the Account uses a risk model to evaluate the stocks in which the equity portion of the Account may invest and to inform the construction of a broadly diversified group of stocks.

The fixed-income portion of the Account invests in a broad range of fixed-income instruments. The majority of this portion of the Account is invested in U.S. Treasury and other governmental agency securities, corporate bonds and mortgage-backed and other asset-backed securities. This portion’s holdings consist mainly of investment-grade securities rated in the top four credit rating categories by a NRSRO, or that TCIM determines are of comparable quality. The fixed-income portion of the Account can also invest in below-investment-grade securities (also known as “high-yield” or “junk” bonds) rated, for example, Ba1 or lower by Moody’s or BB+ or lower by S&P, as well as securities that TCIM determines to be of a similar quality. Securities of below-investment-grade quality are speculative in nature. However, TCIM does not intend to invest more than 20% of the Account’s assets in such securities. The Account can also make foreign investments, including emerging market fixed-income securities and non-dollar-denominated instruments, but such investments are not expected to exceed 20% of the Account’s assets. Account investments in fixed-income securities issued by corporate entities or certain foreign governments are also subject to the ESG criteria discussed previously.

When selecting investments for the fixed-income portion of the Account, TCIM considers certain ESG criteria or TIAA’s proprietary Impact framework. The Account’s Impact framework, described in more detail below, provides direct exposure to issuers or projects that TCIM believes have the potential to have social and environmental benefits. The ESG criteria are generally implemented based on data provided by independent research vendor(s). In those limited cases where independent ESG criteria are not available for certain types of securities or for certain issuers, these securities may nonetheless be eligible for the fixed-income portion of the Account should they meet certain ESG criteria established by TCIM.

The ESG criteria described above for the equity portion of the Account also apply to corporate issuers in the fixed-income portion of the Account. With respect to government issuers, the ESG evaluation process utilized by the fixed-income portion of the Account favors issuers with leadership in ESG performance relative to all peers. For government issuers, typically, environmental assessment categories include the issuer’s ability to protect, harness and supplement its natural resources, and to manage environmental vulnerabilities and externalities. Social assessment categories include the issuer’s ability to develop a healthy, productive and stable workforce and knowledge capital, and to create a supportive economic environment. Governance assessment categories include the issuer’s institutional capacity to support long-term stability and well-functioning financial, judicial and political systems, and capacity to address environmental and social risks. The government ESG evaluation process is conducted on a global basis and reflects how an issuer’s exposure to and management of ESG risk factor may affect the long-term sustainability of its economy.

Additionally, TCIM invests some of the fixed-income portion of the Account taking into consideration the Impact framework as implemented by the Account’s portfolio management team. As of December 31, 2023, 36.95% of the fixed-income portion of the Account was invested in impact investments. These investments provide direct exposure to issuers and/or individual projects that TCIM, through its proprietary analysis, believes have the potential to have social or environmental benefits. Within this exposure to impact investments, the Account seeks opportunities to invest in publicly traded fixed-income securities that finance initiatives in areas including affordable housing, community and economic development, renewable energy and climate change and natural resources. These investments will be selected based on the same financial criteria used by TCIM in selecting the Account’s other fixed-income investments. The portion of the Account invested in accordance with the Impact framework is not additionally subject to the ESG criteria. TCIM engages with certain issuers of investments deemed by TCIM to represent impact securities to communicate impact reporting preferences and encourage alignment with industry best practices regarding responsible investment.

The ESG criteria implemented by both the equity and fixed-income portions of the Account and the Impact framework implemented by the fixed-income portion of the Account are both non-fundamental investment policies and may be changed without the approval of the Account’s participants. While TCIM may invest in issuers or projects that meet these criteria, it is not required to invest in every issuer that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible Account investment.

As noted above, the fixed-income portion of the Account may invest in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other financial institutions or by certain government sponsored enterprises such as Fannie Mae or Freddie Mac. TCIM does not take into consideration whether the sponsor of an asset-backed security in which the Account invests meets the ESG criteria or the Impact framework. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Account could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Account could not invest directly.

The fixed-income portion of the Account may also use a trading technique called “mortgage rolls” or “dollar rolls” in which the Account “rolls over” an investment in a mortgage-backed security before its settlement date in exchange for a similar security with a later settlement date.

Money market instruments and short-term debt securities held by the Account are primarily securities with maturities of 397 days or less at the time of purchase that TCIM believes present minimal credit risks, including “government securities” as such term is defined in the applicable rules governing money market funds. The Account can also hold other kinds of short-term instruments. These help the Account to maintain liquidity, use cash balances effectively and take advantage of attractive investment opportunities.

The Account may also buy and sell derivative instruments, such as options, swaps, options on swaps, futures contracts and options on futures. The Account may use these instruments as hedging techniques, for cash management purposes or to seek to increase total return. These instruments do, however, involve special risks. The Account is not required to hedge its investments and such instruments will not be subject to the Account’s ESG criteria.

The Board of Trustees reviews the ESG criteria used to evaluate securities held by the Account and the ESG vendor(s) that provide the data that help inform this criteria. Subject to Board review, TCIM has the right to change the ESG vendor(s) at any time and to add to the number of vendor(s) providing the ESG data.

Investing on the basis of ESG criteria and according to the Impact framework are qualitative and subjective by nature. There can be no assurance that every Account investment will meet ESG criteria or the Impact framework, or will do so at all times, or that the ESG criteria and the Impact framework or any judgement exercised by TCIM will reflect the beliefs or values of any particular investor.

The Account is not restricted from investing in any securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Account may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the Board of Trustees.

Principal Risks of Investing (N-3) [Text Block]

Principal Investment Risks: The Account is subject to the following principal investment risks:

● market risk;

● issuer risk (often called financial risk);

● foreign investment risk;

● active management risk;

● quantitative analysis risk;

● ESG criteria and impact risk;

● low carbon risk;

● interest rate risk;

● prepayment risk;

● extension risk;

● income volatility risk;

● credit risk;

● call risk;

● volatility, liquidity and valuation risk;

● downgrade risk;

● mortgage roll risk;

● non-investment-grade risk;

● illiquid investments risk;

● derivatives risk; and

● U.S. Government securities risk.

As with any investment, you can lose money by investing in this Account.

Who May Want to Invest: The Social Choice Account may be best for individuals who want to avoid investing in companies that do not meet certain ESG or impact criteria; want an Account balanced among stocks and bonds; and/or want an Account that may be less volatile than an Equity Account.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Money Market Account [Member]
Prospectus:
Investment Objectives (N-3) [Text Block]	Investment Objective: High current income consistent with maintaining liquidity and preserving capital.
Investment Strategies (N-3) [Text Block]

Principal Investment Strategies: The Account is a “government money market fund” as defined in the applicable rules governing money market funds and as such, invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. These investments include (1) securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities and (2) repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Short-term, U.S. Government securities generally pay interest that is among the lowest for income-paying securities. Because of this, the yield on the Account will likely be lower than the yields on funds that invest in longer-term or lower-quality securities.

The Account’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds. The Account maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and invests in debt obligations that are deemed to mature in 397 days or less.

TCIM limits the Account’s investments to U.S. Government securities or securities that present minimal credit risks to the Account and are of eligible quality.

A government money market fund is not required to impose liquidity fees and the Account does not currently intend to impose such fees. However, the Account’s Board of Trustees could elect to subject the Account to such fees in the future.

The above list of investments is not exclusive and the Account may make other investments consistent with its investment objective and policies.

The peer group average to which the Account is compared is the iMoneyNet Money Fund AveragesTM —All Government.

Principal Risks of Investing (N-3) [Text Block]

Principal Investment Risks: You could lose money by investing in the Money Market Account. Because the accumulation unit value of the Account will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the Account is not a bank account and is not insured or guaranteed by the FDIC or any other government agency. The Account’s sponsor is not required to reimburse the Account for losses, and you should not expect that the sponsor will provide financial support to the Account at any time, including during periods of market stress. The Account is subject to the following principal investment risks:

● interest rate risk;

● issuer risk (often called financial risk);

● income volatility risk;

● credit risk;

● market volatility, liquidity and valuation risk

● active management risk;

● current income risk;

● U.S. Government securities risk; and

● floating and variable securities risk.

No Constant Accumulation Value: Unlike most money market funds, the Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of $1.00 per unit and the AUV will fluctuate.

Who May Want to Invest: The Money Market Account may be best for individuals who have a shorter time horizon and/or who are risk averse.

See “Principal risks of investing in the Accounts” below and “Additional information about investment strategies and risks” below for more information.

Risk Money Market Fund Price Fluctuates [Text Block]	Because the accumulation unit value of the Account will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Risk Money Market Fund Sponsor May Not Provide Support [Text Block]	The Account’s sponsor is not required to reimburse the Account for losses, and you should not expect that the sponsor will provide financial support to the Account at any time, including during periods of market stress.
Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]

Business Continuity Risks. We are exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, disease outbreaks and terrorist acts, which could adversely affect our ability to administer a Contract. In the event that a natural or man-made disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process Contract transactions or to calculate Contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.

Call Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Call Risk—The risk that an issuer will redeem a fixed-income security prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income security. If a fixed-income security is called early, an Account may not be able to benefit fully from the increase in value that other fixed-income securities experience when interest rates decline. Additionally, an Account would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income

Credit Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Credit Risk (a type of Issuer Risk)—The risk that a decline, or perceived decline (whether by market participants, rating agencies, pricing services or otherwise), in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing an Account to lose its investment. Credit risk is heightened in times of market turmoil, when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Additionally, credit risk is heightened in market environments where interest rates are rising, particularly when rates are rising significantly, to the extent that an issuer is less willing or able to make payments when due. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because they are speculative in nature and their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties and they have a higher risk of becoming insolvent. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

Current Income Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]	● Current Income Risk—The risk that the income an Account receives may fall as a result of a decline in interest rates.
Cyber Security Risks [Member]
Prospectus:
Principal Risk [Text Block]

Cybersecurity Risks. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the Accounts, intermediaries and other affiliated or third party service providers are susceptible to operational, information security and related risks through breaches in cybersecurity. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cybersecurity failures by us or any of our service providers, the Accounts, or the issuers of securities in which the Accounts invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses; interference with our processing of Contract transactions, including the processing of orders from our website; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that we or our service providers will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, we cannot directly control the cybersecurity plans or systems implemented by our service providers.

Derivatives Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Derivatives Risk—The risks associated with investing in derivatives and other similar instruments (referred to collectively as “derivatives”) may be different from and greater than the risks associated with directly investing in the underlying securities and other instruments, including leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error, and legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Derivatives such as swaps are particularly subject to risks such as liquidity risk, interest rate risk, market risk, legal risk and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present counterparty risk, or the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Changes in the value of a derivative may also create margin delivery or settlement obligations for an Account. An Account may have to sell securities or other instruments at a time when it may be disadvantageous to do so to meet such payment requirements. Some of these risks exist for futures, options and swaps which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of an Account than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, may be greater than investing directly in the underlying security or other instrument. Derivatives can create leverage by magnifying investment losses or gains, and an Account could lose more than the amount invested.

Downgrade Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Downgrade Risk—The risk that securities are subsequently downgraded should TCIM and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these investments may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

ESG Criteria and Impact Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● ESG Criteria and Impact Risk—The risk that because the Account’s ESG criteria and/or proprietary Impact framework exclude securities of certain issuers for nonfinancial reasons, the Account may forgo some market opportunities available to funds or accounts that do not use these criteria. TCIM’s evaluation of ESG criteria or the Impact framework in connection with its management of the Account may also cause the Account’s performance to differ from funds or accounts that do not use such criteria. Sustainability data, including sustainability data obtained from independent research vendor(s), may be incomplete, inaccurate, inconsistent or unavailable, which could adversely affect the analysis of a particular investment. It is possible that the investments identified by TCIM as being aligned with its ESG criteria or Impact framework will not operate as expected or that, because the assessment of whether an issuer meets the ESG criteria or Impact framework is conducted at the time of investment, an issuer initially meeting the criteria will not continue to do so over time. Investors may differ in their view of whether a particular investment fits within the ESG criteria or Impact framework, and as a result, the Account may invest in issuers that do not reflect the beliefs and/or values of any particular investor. The decision not to invest in certain investments as a result of the ESG criteria or Impact framework may adversely affect Account performance at times when such investments are performing well. The regulatory landscape with respect to ESG and impact investing in the U.S. is still under development and, as a result, future regulations and/or rules adopted by applicable regulators could require the Account to change or adjust its investment process with respect to ESG and impact investing.

Emerging Markets Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect an Account’s ability to evaluate potential portfolio companies. Certain emerging market countries may also face other significant internal or external risks, such as the risk of war, macroeconomic, geopolitical, global health conditions, and ethnic, religious and racial conflicts. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect

TCIM’s ability to evaluate local companies or their potential impact on an Account’s performance. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Accounts are subject to a variety of special restrictions in many emerging market countries. Moreover, legal remedies for investors in emerging markets (including derivative litigation) may be more limited, and U.S. authorities (such as the SEC or U.S. Department of Justice) may have less ability to bring actions against bad actors in emerging market countries. National policies (including sanctions programs) may limit an Account’s investment opportunities including restrictions on investment in issuers or industries deemed sensitive to national interests. The risks outlined above are often more pronounced in “frontier markets” in which an Account may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors may make investing in frontier market countries significantly riskier than investing in other countries.

Equity Accounts - Active Management Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Active Management Risk—The risk that the performance of an Account, which is actively managed, reflects in part the ability of the portfolio manager(s) to make active investment, strategic or trading decisions that are suited to achieving the Account’s investment objective. As a result of strategy, investment selection or trading execution, such Account could underperform its benchmark or other investment products with similar investment objectives and may not produce expected returns.

Equity Accounts - Inssuer Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

Extension Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing an Account from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by an Account can result in losses to investors in the Account.

Fixed-Income and Money Market Accounts - Active Management Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Active Management Risk—The risk that the performance of an Account, which is actively managed, reflects in part the ability of the portfolio manager(s) to make active investment, strategic or trading decisions that are suited to achieving the Account’s investment objective. As a result of strategy, investment selection or trading execution, such Account could underperform its benchmark or other investment products with similar investment objectives and may not produce expected returns.

Fixed-Income and Money Market Accounts - Issuer Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

Fixed-Income Foreign Investment Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of armed conflict or political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. Additionally, to the extent that the underlying securities held by an Account trade on foreign exchanges or in foreign markets that may be closed when the U.S. markets are open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate an Account’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Account’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. The imposition of sanctions could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent an Account from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Account’s liquidity and performance. Sanctions and other similar measures may be in place for a substantial period of time and enacted with limited advanced notice. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In some cases, as a result of economic sanctions and other similar governmental actions or developments, an Account may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The economies of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

Floating and Variable Rate Securities Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Floating and Variable Rate Securities Risk— Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on an Account’s ability to sell the securities at any given time. Such securities also may lose value.

Foreign Investment Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of armed conflict or political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Additionally, to the extent that the underlying securities held by an Account trade on foreign exchanges or in foreign markets that may be closed when the U.S. markets are open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate an Account’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Account’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. The imposition of sanctions could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent an Account from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Account’s liquidity and performance. Sanctions and other similar measures may be in place for a substantial period of time and enacted with limited advanced notice. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be difficult to use foreign laws and courts to enforce financial or legal obligations. In some cases, as a result of economic sanctions and other similar governmental actions or developments, an Account may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. To the extent an Account invests in depositary receipts, the Account will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt. To the extent an Account invests a significant portion of its assets in the securities of companies in a single country or region (or depositary receipts representing such securities), it is more likely to be impacted by events or conditions affecting that country or region. Investment in an Account may be more exposed to a single country’s or a region’s cycles, stock market valuations and currency, which could increase its risk compared with a more geographically diversified Account. In addition, political, social, regulatory, economic or environmental events that occur in a single country or region may adversely affect the values of that country’s or region’s securities and thus the holdings of an Account.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Because the financial markets of emerging market countries may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as an Account are subject to a variety of special restrictions in many such countries. The economies of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.

Illiquid Investments Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame. Illiquid investments are those that are not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Pursuant to applicable SEC regulations, an Account may not invest more than 15% of its net assets in illiquid investments that are assets. The Accounts have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to this regulation. An Account may be limited in its ability to invest in illiquid and “less liquid” investments, which may adversely affect an Account’s performance and ability to achieve its investment objective. An Account’s investments in illiquid investments may reduce the returns of the Account because it may be unable to sell the illiquid investment at an advantageous time or price, which could prevent the Account from taking advantage of other investment opportunities. There is also a risk that unusually high withdrawal requests from certain large plans or participants (such as institutional investors) or asset allocation changes, may make it difficult for an Account to sell investments in sufficient time to allow it to meet withdrawals or require an Account to sell illiquid investments at reduced prices or under unfavorable conditions. Illiquid investments may trade less frequently, in lower quantities and/or at a discount as compared to more liquid investments, which may cause an Account to receive distressed prices and incur higher transaction costs when selling such investments. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions, changes in interest rates or investor perceptions and geopolitical risk. Dislocations in certain parts of the markets are resulting in reduced liquidity for certain investments. It is uncertain when financial markets will improve and economic conditions will stabilize. Liquidity of financial markets may also be affected by government intervention and political, social, health, economic or market developments. During periods of market stress, an Account’s assets could potentially experience significant levels of illiquidity.

Income Volatility Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

Index Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Index Risk—The risk that the performance of an Account may not correspond to, or may underperform, its benchmark index for any period of time. Although each Account attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike an Account, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Account to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, no Account can guarantee that its performance will match or exceed its index for any period of time.

Information Technology Sector Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Information Technology Sector Risk – The Equity Accounts and Index Account currently invest a significant portion of their assets in the information technology sector, although this may change over time. Securities of companies in the information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights. An Account may be adversely affected by events or developments negatively impacting the information technology sector.

Interest Rate Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Interest Rate Risk (a type of Market Risk)—The risk that the value, liquidity or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect an Account’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-duration investments. Interest rate risk is generally heightened during periods when prevailing interest rates are changing. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. In general, changing interest rates, including rates that fall below zero, or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for an Account to sell fixed-income investments. During periods of very low or negative interest rates, an Account may not be able to maintain positive returns. Low interest rates may magnify the risks associated with rising interest rates. An Account may also be subject to heightened interest rate risk when the U.S. Federal Reserve changes interest rates. A wide variety of factors can cause interest rates to change (e.g., central bank monetary policies, inflation rates, general economic conditions). Rising interest rates may cause issuers to not make principal and interest payments on fixed-income investments when due. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Changes in interest rates may also lead to an increase in Account redemptions, which may result in high portfolio turnover costs, thereby adversely affecting an Account’s performance.

Large-Cap Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Large-Cap Risk—The risk that, by focusing on securities of larger companies, an Account may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

Low-Carbon Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Low-Carbon Risk—The risk that because the Account’s investment strategy includes a special emphasis on companies with low current carbon emissions and an absence of fossil fuel reserves ownership, the Account’s portfolio might exclude certain issuers for nonfinancial reasons and the Account may forgo some market opportunities that otherwise would be available.

Market Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates, the availability of credit and the occurrence of other factors, such as natural disasters or public health emergencies (pandemics and epidemics) as well as armed conflict.

There is an increased likelihood that these types of events or conditions can, sometimes rapidly and unpredictably, result in a variety of adverse developments and circumstances, such as reduced liquidity, supply chain disruptions and market volatility, as well as increased general uncertainty and broad ramifications for markets, economies, issuers, businesses in many sectors and societies globally. Accordingly, the value of the equity investments that an Account holds may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Such conditions may add significantly to the risk of volatility in the AUV of the Account’s units and adversely affect the Account and its investments. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, an Account may undergo an extended period of decline. From time to time, an Account may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Account more vulnerable to adverse developments affecting such sectors or industries.

Market Volatility, Liquidity and Valuation Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which an Account invests may be dramatically reduced or cease at any time, whether due to general market turmoil, limited dealer capacity, problems experienced by a single company or a market sector, or other factors, such as natural disasters or public health emergencies (pandemics and epidemics). In such cases, it may be difficult for an Account to properly value assets represented by such investments. In addition, an Account may not be able to purchase or sell a security at a price deemed to be attractive, if at all, which may inhibit the Account from pursuing its investment strategies or negatively impact the values of portfolio holdings. Further, an increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Account investments, adversely affect values of portfolio holdings, and increase an Account’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets. Certain fixed-income investments, with longer durations or maturities may face heightened levels of liquidity risk.

Mid-Cap Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that an Account wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

Mortgage Roll Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]	● Mortgage Roll Risk— The risk that TCIM will not correctly predict mortgage prepayments and interest rates, which will diminish the investment
Non-Diversification Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Non-Diversification Risk—While the Equity Index Account is considered to be a diversified investment company under the 1940 Act, this Account may become non-diversified under the 1940 Act without Account participant approval when necessary to continue to track its benchmark index.

Non-diversified status means that this Account can invest a greater percentage of its assets in the securities of a single issuer than a diversified investment company. Investing in a non-diversified investment company involves greater risk than investing in a diversified investment company because a loss in value of a particular investment may have a greater effect on the investment company’s return since that investment may represent a larger portion of the investment company’s total portfolio assets, which could lead to greater volatility in the investment company’s returns.

Non-Investment-Grade Securities Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk” bonds, are typically speculative in nature, in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating. In addition, high-yield securities generally are less liquid than investment-grade securities and the risks associated with high-yield securities are heightened during times of weakening economic, political, unusual or adverse market conditions or rising interest rates. Any investment in distressed or defaulted securities subjects an Account to even greater credit risk than investments in other below-investment-grade securities.

Portfolio Turnover Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Portfolio Turnover Risk—In pursuing their investment objectives, the Accounts may engage in trading that results in a high portfolio turnover rate, which may vary greatly from year to year, as well as within a given year. A higher portfolio turnover rate may result in correspondingly greater transactional expenses that are borne by the Account. Such expenses may include bid-ask spreads, dealer mark-ups and other transactional costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to participants as ordinary income). These costs, which are not reflected in annual account operating expenses or in the example thereunder, may affect the Account’s performance.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]

Possible Adverse Tax Consequences. The tax rules applicable to the Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Prepayment Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing an Account to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed investments and other asset-backed investments. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income investments held by an Account can result in losses to investors in the Account.

Quantitative Analysis Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]	● Quantitative Analysis Risk—The risk that securities selected for Accounts that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends and the risk that such quantitative analysis and modeling may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions and may rely on inaccurate data inputs. If inaccurate market data is entered into a quantitative model, the resulting information will be incorrect. Because such models are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended,
Risks Associated with CREF [Member]
Prospectus:
Principal Risk [Text Block]

Risks Associated with CREF. An investment in the Contract is subject to risks related to CREF and any obligations, guarantees or benefits of the Contract are subject to CREF’s overall financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any variable annuity. The “mortality risk” of each Account is shared among those who receive income from it and is not guaranteed by either CREF or TIAA.

Small-Cap Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. The securities of small-sized companies often have lower overall liquidity than those of larger, more established companies. The number of small-sized companies whose securities are listed on securities exchanges has been declining while investor demand for the securities of such issuers has been increasing, in each case relative to historical trends, which may increase an Account’s exposure to illiquid investments risk. As a result, an Account’s investments in the securities of small-sized companies may be difficult to purchase or sell at an advantageous time or price, which could prevent the Account from taking advantage of investment opportunities. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that an Account wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

Special Risks of Inflation-Indexed Bonds [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Special Risks of Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by an Account may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

Style Risk/Risks of Growth Investing [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● Style Risk/Risks of Growth Investing—Use of either a growth investing or value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Account’s portfolio value. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. Accordingly, a stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general and may be out of favor with investors for varying periods of time.

U.S. Government Securities Risk [Member]
Prospectus:
Principal Risks of Investing (N-3) [Text Block]

● U.S. Government Securities Risk— U.S. Treasury obligations and some obligations of U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Government. Other U.S. Government agencies or instrumentalities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if not required to do so by law, and such agencies or instrumentalities may not have the funds to meet their payment obligations in the future. Therefore, securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government may involve increased risk of loss of principal and interest. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

To the extent an Account invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which an Account invests may have a significant impact on the Account’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one U.S. Government agency or instrumentality may adversely affect the market prices of securities issued or guaranteed by other agencies or instrumentalities.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss ● You can lose money by investing in your Contract, including loss of principal. Principal risks of investing in the Contract
Principal Risk [Text Block]

Risk of Loss. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not guaranteed by the U.S. Government, the FDIC or any other governmental agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	Not a Short-Term Investment

● The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash (except for the Money Market Account).

● The benefits of a tax deferral product, adding premiums over time to the value of your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

● Your employer’s plan or the Internal Revenue Code (“IRC”) may impose restrictions on your ability to redeem your accumulation under certain circumstances.

● If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.

	Principal risks of investing in the Contract
Principal Risk [Text Block]

Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash (except for the Money Market Account). The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also means the Contract is more beneficial to investors with a long-term horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for you. If you make early withdrawals, you may be subject to pay ordinary income tax, including a premature distribution tax if you are under age 59½. Your employer’s plan or the IRC may impose restrictions on your ability to redeem your accumulation under certain circumstances.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	Risks Associated with Investments

● An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the Accounts that you choose under the Contract.

● Each Account has its own unique risks.

● You should review the Accounts before making an investment decision.

Principal risks of investing in the Contract

Appendix—Additional information about the Accounts available under the Contract

Principal Risk [Text Block]

Investment Risk. As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the Accounts. Performance can vary depending on the performance of the Accounts you selected that are available under the Contract. You bear the risk of any decline in the account balance of your Contract resulting from the performance of the Accounts you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should review the Accounts carefully before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Insurance Company Risks ● An investment in the Contract is subject to risks related to CREF, and any obligations, guarantees or benefits of the Contract are subject to CREF’s claims-paying ability. CREF may not be able to meet its obligations to you. CREF is not an insurance company. Principal risks of investing in the Contract
Annual Maintenance Fee [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death benefit
Purpose of Benefit [Text Block]	The amount of the death benefit is the accumulation on the Valuation Day that we authorize payment of the death benefit.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● Withdrawals could significantly reduce the death benefit. ● Only available in accumulation phase.
Name of Benefit [Text Block]	Death benefit
Benefit Standard or Optional [Text Block]	Standard
Internal Transfers [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Internal transfers
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract, you may internally transfer accumulation units generally not less than $1,000 from one Account to another Account or to your companion TIAA contract.
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● Subject generally to a minimum amount of $1,000. ● Internal transfers may be restricted to not more than one in a calendar quarter.
Name of Benefit [Text Block]	Internal transfers
Benefit Standard or Optional [Text Block]	Optional
Origination Fee for Residential Loans [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 125
Origination Fee [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	75
Retirement Transition Benefit [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Retirement transition benefit
Purpose of Benefit [Text Block]

If your employer’s plan allows, you may be able to receive a single-sum payment of up to 10% of the value of any part of an accumulation being converted to a one-life or two-life annuity on the annuity starting date. Such employer plan and 10% limitations do not apply to IRAs.

Subject to the provisions under your Contract, you may redeem accumulation units generally not less than $1,000 from one or more of the Accounts prior to annuitization.

Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]

● Subject generally to a minimum amount of $1,000.

● This benefit will not be available before the earliest date permitted under your employer’s plan.

● The portion of your accumulation available to you in this benefit may be limited by your employer’s plan.

● If you are married and if some or all of your accumulation is subject to ERISA, your right to receive this benefit is subject to the rights of your spouse.

● Withdrawals may lower your Contract value, will be subject to ordinary tax and may be subject to a premature distribution tax if taken before age 59½.

Name of Benefit [Text Block]	Retirement transition benefit
Benefit Standard or Optional [Text Block]	Optional
Systematic Internal Transfers [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Systematic internal transfers
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract, you may internally transfer accumulation units generally not less than $100 from one Account to another Account or to your companion TIAA contract on a systematic basis.
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● Subject generally to a minimum amount of $100. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.
Name of Benefit [Text Block]	Systematic internal transfers
Benefit Standard or Optional [Text Block]	Optional
Systematic Withdrawals [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Systematic withdrawals
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract, you may redeem accumulation units generally not less than $100 from one or more of the Accounts on a systematic basis.
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]

● Subject generally to a minimum amount of $100.

● May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

● If you are married and if some or all of your accumulation is subject to ERISA, your right to receive a single-sum benefit is subject to the rights of your spouse.

● Withdrawals may lower your Contract value, will be subject to ordinary income tax and may be subject to a premature distribution tax if taken before age 59½.

Name of Benefit [Text Block]	Systematic withdrawals
Benefit Standard or Optional [Text Block]	Optional
Systematic Withdrawals to Pay Financial Advisory Fees [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Systematic withdrawals to pay financial advisory fees
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your adviser.
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]

● We will not assess a charge for the withdrawal of these advisory fees.

● Withdrawals may lower your Contract value.

● You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

● Such withdrawals may occur monthly, quarterly, semi-annually or annually and are transacted at the current accumulation unit value of the specified Investment Account.

Name of Benefit [Text Block]	Systematic withdrawals to pay financial advisory fees
Benefit Standard or Optional [Text Block]	Optional
Class R1 [Member] | Stock Account [Member]
Prospectus:
Contract Expense (of Average Annual Net Assets) (N-3) Maximum [Percent]	0.485%
Optional Benefits Maximum [Percent]
Highest Annual Cost [Dollars]	$ 463
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.08%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.34%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.06%
Other Annual Expense (of Average Account Value), Current [Percent]	0.40%
Total Annual Expenses, Current [Percent]	0.485%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 496
Surrender Expense, 3 Years, Maximum [Dollars]	1,556
Surrender Expense, 5 Years, Maximum [Dollars]	2,714
Surrender Expense, 10 Years, Maximum [Dollars]	6,099
Annuitized Expense, 1 Year, Maximum [Dollars]	496
Annuitized Expense, 3 Years, Maximum [Dollars]	1,556
Annuitized Expense, 5 Years, Maximum [Dollars]	2,714
Annuitized Expense, 10 Years, Maximum [Dollars]	6,099
No Surrender Expense, 1 Year, Maximum [Dollars]	496
No Surrender Expense, 3 Years, Maximum [Dollars]	1,556
No Surrender Expense, 5 Years, Maximum [Dollars]	2,714
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 6,099
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.39%	[4]
Average Annual Total Returns, 1 Year [Percent]	(22.10%)
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.39%	[4]
Class R1 [Member] | Annual Maintenance Fee [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R1 [Member] | Origination Fee for Residential Loans [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R1 [Member] | Origination Fee [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R2 [Member] | Stock Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.08%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.21%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.025%
Other Annual Expense (of Average Account Value), Current [Percent]	0.235%
Total Annual Expenses, Current [Percent]	0.32%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 327
Surrender Expense, 3 Years, Maximum [Dollars]	1,029
Surrender Expense, 5 Years, Maximum [Dollars]	1,798
Surrender Expense, 10 Years, Maximum [Dollars]	4,058
Annuitized Expense, 1 Year, Maximum [Dollars]	327
Annuitized Expense, 3 Years, Maximum [Dollars]	1,029
Annuitized Expense, 5 Years, Maximum [Dollars]	1,798
Annuitized Expense, 10 Years, Maximum [Dollars]	4,058
No Surrender Expense, 1 Year, Maximum [Dollars]	327
No Surrender Expense, 3 Years, Maximum [Dollars]	1,029
No Surrender Expense, 5 Years, Maximum [Dollars]	1,798
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 4,058
Average Annual Total Returns, 1 Year [Percent]	22.28%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.58%	[4]
Average Annual Total Returns, 1 Year [Percent]	22.28%
Average Annual Total Returns, 5 Years [Percent]	12.20%
Average Annual Total Returns, 10 Years [Percent]	8.58%	[4]
Class R2 [Member] | Annual Maintenance Fee [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R2 [Member] | Origination Fee for Residential Loans [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R2 [Member] | Origination Fee [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R3 [Member] | Stock Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.08%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.15%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.02%
Other Annual Expense (of Average Account Value), Current [Percent]	0.17%
Total Annual Expenses, Current [Percent]	0.255%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 261
Surrender Expense, 3 Years, Maximum [Dollars]	821
Surrender Expense, 5 Years, Maximum [Dollars]	1,435
Surrender Expense, 10 Years, Maximum [Dollars]	3,245
Annuitized Expense, 1 Year, Maximum [Dollars]	261
Annuitized Expense, 3 Years, Maximum [Dollars]	821
Annuitized Expense, 5 Years, Maximum [Dollars]	1,435
Annuitized Expense, 10 Years, Maximum [Dollars]	3,245
No Surrender Expense, 1 Year, Maximum [Dollars]	261
No Surrender Expense, 3 Years, Maximum [Dollars]	821
No Surrender Expense, 5 Years, Maximum [Dollars]	1,435
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,245
Investment Option Objective (N-3) [Text Block]	Seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.
Investment Option Name (N-3) [Text Block]	Stock Account
Investment Option Adviser [Text Block]	TCIM
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.255%
Average Annual Total Returns, 1 Year [Percent]	22.37%	[6]
Average Annual Total Returns, 5 Years [Percent]	12.26%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.64%	[6]
Annual Return Bar Chart (N-3) [Table Text Block]	Stock Account Best quarter: 21.33%, for the quarter ended June 30, 2020. Worst quarter: -22.41%, for the quarter ended March 31, 2020.	[7]
Annual Return, 2014 [Percent]	6.41%	[7]
Annual Return, 2015 [Percent]	(0.84%)	[7]
Annual Return, 2016 [Percent]	9.17%	[7]
Annual Return, 2017 [Percent]	23.43%	[7]
Annual Return, 2018 [Percent]	(9.65%)	[7]
Annual Return, 2019 [Percent]	27.45%	[7]
Annual Return, 2020 [Percent]	17.91%	[7]
Annual Return, 2021 [Percent]	18.92%	[7]
Annual Return, 2022 [Percent]	(18.45%)	[7]
Annual Return, 2023 [Percent]	22.37%	[7]
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]	Best quarter: 21.33%, for the quarter ended June 30, 2020. Worst quarter: -22.41%, for the quarter ended March 31, 2020.	[7]
Highest Quarterly Return [Percent]	21.33%	[7]
Lowest Quarterly Return [Percent]	(22.41%)	[7]
Highest Quarterly Return [Date]	Jun. 30, 2020	[7]
Lowest Quarterly Return [Date]	Mar. 31, 2020	[7]
Average Annual Total Returns, 1 Year [Percent]	22.37%	[6]
Average Annual Total Returns, 5 Years [Percent]	12.26%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.64%	[6]
Class R3 [Member] | Annual Maintenance Fee [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R3 [Member] | Origination Fee for Residential Loans [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R3 [Member] | Origination Fee [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R1 [Member] | Global Equities Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.075%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.34%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.06%
Other Annual Expense (of Average Account Value), Current [Percent]	0.40%
Total Annual Expenses, Current [Percent]	0.48%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 491
Surrender Expense, 3 Years, Maximum [Dollars]	1,540
Surrender Expense, 5 Years, Maximum [Dollars]	2,686
Surrender Expense, 10 Years, Maximum [Dollars]	6,037
Annuitized Expense, 1 Year, Maximum [Dollars]	491
Annuitized Expense, 3 Years, Maximum [Dollars]	1,540
Annuitized Expense, 5 Years, Maximum [Dollars]	2,686
Annuitized Expense, 10 Years, Maximum [Dollars]	6,037
No Surrender Expense, 1 Year, Maximum [Dollars]	491
No Surrender Expense, 3 Years, Maximum [Dollars]	1,540
No Surrender Expense, 5 Years, Maximum [Dollars]	2,686
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 6,037
Average Annual Total Returns, 1 Year [Percent]	(23.66%)
Average Annual Total Returns, 5 Years [Percent]	(12.72%)
Average Annual Total Returns, 10 Years [Percent]	7.93%	[4]
Average Annual Total Returns, 1 Year [Percent]	(23.66%)
Average Annual Total Returns, 5 Years [Percent]	(12.72%)
Average Annual Total Returns, 10 Years [Percent]	7.93%	[4]
Class R1 [Member] | Annual Maintenance Fee [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R1 [Member] | Origination Fee for Residential Loans [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R1 [Member] | Origination Fee [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R2 [Member] | Global Equities Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.075%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.21%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.025%
Other Annual Expense (of Average Account Value), Current [Percent]	0.235%
Total Annual Expenses, Current [Percent]	0.315%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 322
Surrender Expense, 3 Years, Maximum [Dollars]	1,013
Surrender Expense, 5 Years, Maximum [Dollars]	1,770
Surrender Expense, 10 Years, Maximum [Dollars]	3,996
Annuitized Expense, 1 Year, Maximum [Dollars]	322
Annuitized Expense, 3 Years, Maximum [Dollars]	1,013
Annuitized Expense, 5 Years, Maximum [Dollars]	1,770
Annuitized Expense, 10 Years, Maximum [Dollars]	3,996
No Surrender Expense, 1 Year, Maximum [Dollars]	322
No Surrender Expense, 3 Years, Maximum [Dollars]	1,013
No Surrender Expense, 5 Years, Maximum [Dollars]	1,770
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,996
Average Annual Total Returns, 1 Year [Percent]	(23.85%)
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.12%	[4]
Average Annual Total Returns, 1 Year [Percent]	(23.85%)
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.12%	[4]
Class R2 [Member] | Annual Maintenance Fee [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R2 [Member] | Origination Fee for Residential Loans [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R2 [Member] | Origination Fee [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R3 [Member] | Global Equities Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.075%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.15%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.02%
Other Annual Expense (of Average Account Value), Current [Percent]	0.17%
Total Annual Expenses, Current [Percent]	0.25%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 256
Surrender Expense, 3 Years, Maximum [Dollars]	805
Surrender Expense, 5 Years, Maximum [Dollars]	1,407
Surrender Expense, 10 Years, Maximum [Dollars]	3,182
Annuitized Expense, 1 Year, Maximum [Dollars]	256
Annuitized Expense, 3 Years, Maximum [Dollars]	805
Annuitized Expense, 5 Years, Maximum [Dollars]	1,407
Annuitized Expense, 10 Years, Maximum [Dollars]	3,182
No Surrender Expense, 1 Year, Maximum [Dollars]	256
No Surrender Expense, 3 Years, Maximum [Dollars]	805
No Surrender Expense, 5 Years, Maximum [Dollars]	1,407
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,182
Investment Option Objective (N-3) [Text Block]	Seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.
Investment Option Name (N-3) [Text Block]	Global Equities Account
Investment Option Adviser [Text Block]	TCIM
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	23.94%	[6]
Average Annual Total Returns, 5 Years [Percent]	12.97%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.18%	[6]
Annual Return Bar Chart (N-3) [Table Text Block]	Global Equities Account Best quarter: 22.61%, for the quarter ended June 30, 2020. Worst quarter: -21.72%, for the quarter ended March 31, 2020.	[7]
Annual Return, 2014 [Percent]	4.17%	[7]
Annual Return, 2015 [Percent]	(0.34%)	[7]
Annual Return, 2016 [Percent]	5.11%	[7]
Annual Return, 2017 [Percent]	24.81%	[7]
Annual Return, 2018 [Percent]	(12.36%)	[7]
Annual Return, 2019 [Percent]	28.28%	[7]
Annual Return, 2020 [Percent]	22.75%	[7]
Annual Return, 2021 [Percent]	15.65%	[7]
Annual Return, 2022 [Percent]	(18.49%)	[7]
Annual Return, 2023 [Percent]	23.94%	[7]
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]	Best quarter: 22.61%, for the quarter ended June 30, 2020. Worst quarter: -21.72%, for the quarter ended March 31, 2020.	[7]
Highest Quarterly Return [Percent]	22.61%	[7]
Lowest Quarterly Return [Percent]	(21.72%)	[7]
Highest Quarterly Return [Date]	Jun. 30, 2020	[7]
Lowest Quarterly Return [Date]	Mar. 31, 2020	[7]
Average Annual Total Returns, 1 Year [Percent]	23.94%	[6]
Average Annual Total Returns, 5 Years [Percent]	12.97%	[6]
Average Annual Total Returns, 10 Years [Percent]	8.18%	[6]
Class R3 [Member] | Annual Maintenance Fee [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R3 [Member] | Origination Fee for Residential Loans [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R3 [Member] | Origination Fee [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R1 [Member] | Growth Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.05%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.34%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.06%
Other Annual Expense (of Average Account Value), Current [Percent]	0.40%
Total Annual Expenses, Current [Percent]	0.455%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 465
Surrender Expense, 3 Years, Maximum [Dollars]	1,460
Surrender Expense, 5 Years, Maximum [Dollars]	2,548
Surrender Expense, 10 Years, Maximum [Dollars]	5,730
Annuitized Expense, 1 Year, Maximum [Dollars]	2,548
Annuitized Expense, 3 Years, Maximum [Dollars]	1,460
Annuitized Expense, 5 Years, Maximum [Dollars]	465
Annuitized Expense, 10 Years, Maximum [Dollars]	5,730
No Surrender Expense, 1 Year, Maximum [Dollars]	2,548
No Surrender Expense, 3 Years, Maximum [Dollars]	1,460
No Surrender Expense, 5 Years, Maximum [Dollars]	465
No Surrender Expense, 10 Years, Maximum [Dollars]	5,730
Class R1 [Member] | Annual Maintenance Fee [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	25
Class R1 [Member] | Origination Fee for Residential Loans [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R1 [Member] | Origination Fee [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R2 [Member] | Growth Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.05%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.21%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.025%
Other Annual Expense (of Average Account Value), Current [Percent]	0.235%
Total Annual Expenses, Current [Percent]	0.29%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 297
Surrender Expense, 3 Years, Maximum [Dollars]	933
Surrender Expense, 5 Years, Maximum [Dollars]	1,631
Surrender Expense, 10 Years, Maximum [Dollars]	3,683
Annuitized Expense, 1 Year, Maximum [Dollars]	297
Annuitized Expense, 3 Years, Maximum [Dollars]	933
Annuitized Expense, 5 Years, Maximum [Dollars]	1,631
Annuitized Expense, 10 Years, Maximum [Dollars]	3,683
No Surrender Expense, 1 Year, Maximum [Dollars]	297
No Surrender Expense, 3 Years, Maximum [Dollars]	933
No Surrender Expense, 5 Years, Maximum [Dollars]	1,631
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,683
Average Annual Total Returns, 1 Year [Percent]	(45.98%)
Average Annual Total Returns, 5 Years [Percent]	17.08%
Average Annual Total Returns, 10 Years [Percent]	13.39%	[4]
Average Annual Total Returns, 1 Year [Percent]	(45.98%)
Average Annual Total Returns, 5 Years [Percent]	17.08%
Average Annual Total Returns, 10 Years [Percent]	13.39%	[4]
Class R2 [Member] | Annual Maintenance Fee [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R2 [Member] | Origination Fee for Residential Loans [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R2 [Member] | Origination Fee [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R3 [Member] | Growth Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.05%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.15%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.02%
Other Annual Expense (of Average Account Value), Current [Percent]	0.17%
Total Annual Expenses, Current [Percent]	0.225%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 230
Surrender Expense, 3 Years, Maximum [Dollars]	725
Surrender Expense, 5 Years, Maximum [Dollars]	1,267
Surrender Expense, 10 Years, Maximum [Dollars]	2,867
Annuitized Expense, 1 Year, Maximum [Dollars]	230
Annuitized Expense, 3 Years, Maximum [Dollars]	725
Annuitized Expense, 5 Years, Maximum [Dollars]	1,267
Annuitized Expense, 10 Years, Maximum [Dollars]	2,867
No Surrender Expense, 1 Year, Maximum [Dollars]	230
No Surrender Expense, 3 Years, Maximum [Dollars]	725
No Surrender Expense, 5 Years, Maximum [Dollars]	1,267
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 2,867
Investment Option Objective (N-3) [Text Block]	Seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.
Investment Option Name (N-3) [Text Block]	Growth Account
Investment Option Adviser [Text Block]	TCIM
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.225%
Average Annual Total Returns, 1 Year [Percent]	46.09%	[6]
Average Annual Total Returns, 5 Years [Percent]	17.15%	[6]
Average Annual Total Returns, 10 Years [Percent]	13.45%	[6]
Annual Return Bar Chart (N-3) [Table Text Block]	Growth Account Best quarter: 29.32%, for the quarter ended June 30, 2020. Worst quarter: -22.13%, for the quarter ended June 30, 2022.	[7]
Annual Return, 2014 [Percent]	13.66%	[7]
Annual Return, 2015 [Percent]	6.47%	[7]
Annual Return, 2016 [Percent]	2.92%	[7]
Annual Return, 2017 [Percent]	31.83%	[7]
Annual Return, 2018 [Percent]	(2.46%)	[7]
Annual Return, 2019 [Percent]	31.66%	[7]
Annual Return, 2020 [Percent]	40.76%	[7]
Annual Return, 2021 [Percent]	20.43%	[7]
Annual Return, 2022 [Percent]	(32.34%)	[7]
Annual Return, 2023 [Percent]	46.09%	[7]
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]	Best quarter: 29.32%, for the quarter ended June 30, 2020. Worst quarter: -22.13%, for the quarter ended June 30, 2022.	[7]
Highest Quarterly Return [Percent]	29.32%	[7]
Lowest Quarterly Return [Percent]	(22.13%)	[7]
Highest Quarterly Return [Date]	Jun. 30, 2020	[7]
Lowest Quarterly Return [Date]	Jun. 30, 2022	[7]
Average Annual Total Returns, 1 Year [Percent]	46.09%	[6]
Average Annual Total Returns, 5 Years [Percent]	17.15%	[6]
Average Annual Total Returns, 10 Years [Percent]	13.45%	[6]
Class R3 [Member] | Annual Maintenance Fee [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R3 [Member] | Origination Fee for Residential Loans [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R3 [Member] | Origination Fee [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R1 [Member] | Equity Index Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.34%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.06%
Other Annual Expense (of Average Account Value), Current [Percent]	0.40%
Total Annual Expenses, Current [Percent]	0.415%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 425
Surrender Expense, 3 Years, Maximum [Dollars]	1,333
Surrender Expense, 5 Years, Maximum [Dollars]	2,326
Surrender Expense, 10 Years, Maximum [Dollars]	5,237
Annuitized Expense, 1 Year, Maximum [Dollars]	425
Annuitized Expense, 3 Years, Maximum [Dollars]	1,333
Annuitized Expense, 5 Years, Maximum [Dollars]	2,326
Annuitized Expense, 10 Years, Maximum [Dollars]	5,237
No Surrender Expense, 1 Year, Maximum [Dollars]	425
No Surrender Expense, 3 Years, Maximum [Dollars]	1,333
No Surrender Expense, 5 Years, Maximum [Dollars]	2,326
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 5,237
Average Annual Total Returns, 1 Year [Percent]	(25.50%)
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	11.01%	[4]
Average Annual Total Returns, 1 Year [Percent]	(25.50%)
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	11.01%	[4]
Class R1 [Member] | Annual Maintenance Fee [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R1 [Member] | Origination Fee for Residential Loans [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R1 [Member] | Origination Fee [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R2 [Member] | Equity Index Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.21%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.025%
Other Annual Expense (of Average Account Value), Current [Percent]	0.235%
Total Annual Expenses, Current [Percent]	0.25%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 256
Surrender Expense, 3 Years, Maximum [Dollars]	805
Surrender Expense, 5 Years, Maximum [Dollars]	1,407
Surrender Expense, 10 Years, Maximum [Dollars]	3,182
Annuitized Expense, 1 Year, Maximum [Dollars]	256
Annuitized Expense, 3 Years, Maximum [Dollars]	805
Annuitized Expense, 5 Years, Maximum [Dollars]	1,407
Annuitized Expense, 10 Years, Maximum [Dollars]	3,182
No Surrender Expense, 1 Year, Maximum [Dollars]	256
No Surrender Expense, 3 Years, Maximum [Dollars]	805
No Surrender Expense, 5 Years, Maximum [Dollars]	1,407
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,182
Average Annual Total Returns, 1 Year [Percent]	(25.68%)
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	11.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	(25.68%)
Average Annual Total Returns, 5 Years [Percent]	14.92%
Average Annual Total Returns, 10 Years [Percent]	11.20%	[4]
Class R2 [Member] | Annual Maintenance Fee [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R2 [Member] | Origination Fee for Residential Loans [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R2 [Member] | Origination Fee [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R3 [Member] | Equity Index Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.15%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.02%
Other Annual Expense (of Average Account Value), Current [Percent]	0.17%
Total Annual Expenses, Current [Percent]	0.185%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 189
Surrender Expense, 3 Years, Maximum [Dollars]	596
Surrender Expense, 5 Years, Maximum [Dollars]	1,043
Surrender Expense, 10 Years, Maximum [Dollars]	2,362
Annuitized Expense, 1 Year, Maximum [Dollars]	189
Annuitized Expense, 3 Years, Maximum [Dollars]	596
Annuitized Expense, 5 Years, Maximum [Dollars]	1,043
Annuitized Expense, 10 Years, Maximum [Dollars]	2,362
No Surrender Expense, 1 Year, Maximum [Dollars]	189
No Surrender Expense, 3 Years, Maximum [Dollars]	596
No Surrender Expense, 5 Years, Maximum [Dollars]	1,043
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 2,362
Investment Option Objective (N-3) [Text Block]	Seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.
Investment Option Name (N-3) [Text Block]	Equity Index Account
Investment Option Adviser [Text Block]	TCIM
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.185%
Average Annual Total Returns, 1 Year [Percent]	25.77%	[6]
Average Annual Total Returns, 5 Years [Percent]	14.99%	[6]
Average Annual Total Returns, 10 Years [Percent]	11.26%	[6]
Annual Return Bar Chart (N-3) [Table Text Block]	Equity Index Account Best quarter: 21.88%, for the quarter ended June 30, 2020. Worst quarter: -20.87%, for the quarter ended March 31, 2020.	[7]
Annual Return, 2014 [Percent]	12.17%	[7]
Annual Return, 2015 [Percent]	0.25%	[7]
Annual Return, 2016 [Percent]	12.49%	[7]
Annual Return, 2017 [Percent]	20.84%	[7]
Annual Return, 2018 [Percent]	(5.37%)	[7]
Annual Return, 2019 [Percent]	30.73%	[7]
Annual Return, 2020 [Percent]	20.63%	[7]
Annual Return, 2021 [Percent]	25.52%	[7]
Annual Return, 2022 [Percent]	(19.25%)	[7]
Annual Return, 2023 [Percent]	25.77%	[7]
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]	Best quarter: 21.88%, for the quarter ended June 30, 2020. Worst quarter: -20.87%, for the quarter ended March 31, 2020.	[7]
Highest Quarterly Return [Percent]	21.88%	[7]
Lowest Quarterly Return [Percent]	(20.87%)	[7]
Highest Quarterly Return [Date]	Jun. 30, 2020	[7]
Lowest Quarterly Return [Date]	Mar. 31, 2020	[7]
Average Annual Total Returns, 1 Year [Percent]	25.77%	[6]
Average Annual Total Returns, 5 Years [Percent]	14.99%	[6]
Average Annual Total Returns, 10 Years [Percent]	11.26%	[6]
Class R3 [Member] | Annual Maintenance Fee [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R3 [Member] | Origination Fee for Residential Loans [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R3 [Member] | Origination Fee [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R1 [Member] | Core Bond Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.075%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.34%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.06%
Other Annual Expense (of Average Account Value), Current [Percent]	0.40%
Total Annual Expenses, Current [Percent]	0.48%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 491
Surrender Expense, 3 Years, Maximum [Dollars]	1,540
Surrender Expense, 5 Years, Maximum [Dollars]	2,686
Surrender Expense, 10 Years, Maximum [Dollars]	6,037
Annuitized Expense, 1 Year, Maximum [Dollars]	491
Annuitized Expense, 3 Years, Maximum [Dollars]	1,540
Annuitized Expense, 5 Years, Maximum [Dollars]	2,686
Annuitized Expense, 10 Years, Maximum [Dollars]	6,037
No Surrender Expense, 1 Year, Maximum [Dollars]	491
No Surrender Expense, 3 Years, Maximum [Dollars]	1,540
No Surrender Expense, 5 Years, Maximum [Dollars]	2,686
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 6,037
Average Annual Total Returns, 1 Year [Percent]	(6.07%)
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.80%	[4]
Average Annual Total Returns, 1 Year [Percent]	(6.07%)
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.80%	[4]
Class R1 [Member] | Annual Maintenance Fee [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R1 [Member] | Origination Fee for Residential Loans [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R1 [Member] | Origination Fee [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R2 [Member] | Core Bond Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.075%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.21%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.025%
Other Annual Expense (of Average Account Value), Current [Percent]	0.235%
Total Annual Expenses, Current [Percent]	0.315%
Average Annual Total Returns, 1 Year [Percent]	(6.23%)
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	1.98%	[4]
Average Annual Total Returns, 1 Year [Percent]	(6.23%)
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	1.98%	[4]
Class R2 [Member] | Annual Maintenance Fee [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R2 [Member] | Origination Fee for Residential Loans [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R2 [Member] | Origination Fee [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R3 [Member] | Core Bond Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.075%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.15%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.02%
Other Annual Expense (of Average Account Value), Current [Percent]	0.17%
Total Annual Expenses, Current [Percent]	0.25%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 256
Surrender Expense, 3 Years, Maximum [Dollars]	805
Surrender Expense, 5 Years, Maximum [Dollars]	1,407
Surrender Expense, 10 Years, Maximum [Dollars]	3,182
Annuitized Expense, 1 Year, Maximum [Dollars]	256
Annuitized Expense, 3 Years, Maximum [Dollars]	805
Annuitized Expense, 5 Years, Maximum [Dollars]	1,407
Annuitized Expense, 10 Years, Maximum [Dollars]	3,182
No Surrender Expense, 1 Year, Maximum [Dollars]	256
No Surrender Expense, 3 Years, Maximum [Dollars]	805
No Surrender Expense, 5 Years, Maximum [Dollars]	1,407
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,182
Investment Option Objective (N-3) [Text Block]	Seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.
Investment Option Name (N-3) [Text Block]	Core Bond Account
Investment Option Adviser [Text Block]	TCIM
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	6.31%	[6]
Average Annual Total Returns, 5 Years [Percent]	1.42%	[6]
Average Annual Total Returns, 10 Years [Percent]	2.04%	[6]
Annual Return Bar Chart (N-3) [Table Text Block]	Core Bond Account Best quarter: 6.65%, for the quarter ended December 31, 2023. Worst quarter: -5.85%, for the quarter ended March 31, 2022.	[7]
Annual Return, 2014 [Percent]	5.52%	[7]
Annual Return, 2015 [Percent]	0.51%	[7]
Annual Return, 2016 [Percent]	3.47%	[7]
Annual Return, 2017 [Percent]	4.12%	[7]
Annual Return, 2018 [Percent]	(0.19%)	[7]
Annual Return, 2019 [Percent]	9.03%	[7]
Annual Return, 2020 [Percent]	7.92%	[7]
Annual Return, 2021 [Percent]	(1.23%)	[7]
Annual Return, 2022 [Percent]	(13.14%)	[7]
Annual Return, 2023 [Percent]	6.31%	[7]
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]	Best quarter: 6.65%, for the quarter ended December 31, 2023. Worst quarter: -5.85%, for the quarter ended March 31, 2022.	[7]
Highest Quarterly Return [Percent]	6.65%	[7]
Lowest Quarterly Return [Percent]	(5.85%)	[7]
Highest Quarterly Return [Date]	Dec. 31, 2023	[7]
Lowest Quarterly Return [Date]	Mar. 31, 2022	[7]
Average Annual Total Returns, 1 Year [Percent]	6.31%	[6]
Average Annual Total Returns, 5 Years [Percent]	1.42%	[6]
Average Annual Total Returns, 10 Years [Percent]	2.04%	[6]
Class R3 [Member] | Annual Maintenance Fee [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R3 [Member] | Origination Fee for Residential Loans [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R3 [Member] | Origination Fee [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R1 [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.04%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.34%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.06%
Other Annual Expense (of Average Account Value), Current [Percent]	0.40%
Total Annual Expenses, Current [Percent]	0.445%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 455
Surrender Expense, 3 Years, Maximum [Dollars]	1,429
Surrender Expense, 5 Years, Maximum [Dollars]	2,493
Surrender Expense, 10 Years, Maximum [Dollars]	5,607
Annuitized Expense, 1 Year, Maximum [Dollars]	455
Annuitized Expense, 3 Years, Maximum [Dollars]	1,429
Annuitized Expense, 5 Years, Maximum [Dollars]	2,493
Annuitized Expense, 10 Years, Maximum [Dollars]	5,607
No Surrender Expense, 1 Year, Maximum [Dollars]	455
No Surrender Expense, 3 Years, Maximum [Dollars]	1,429
No Surrender Expense, 5 Years, Maximum [Dollars]	2,493
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 5,607
Average Annual Total Returns, 1 Year [Percent]	(4.39%)
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	2.21%	[4]
Average Annual Total Returns, 1 Year [Percent]	(4.39%)
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	2.21%	[4]
Class R1 [Member] | Annual Maintenance Fee [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R1 [Member] | Origination Fee for Residential Loans [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R1 [Member] | Origination Fee [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R2 [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.04%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.21%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.025%
Other Annual Expense (of Average Account Value), Current [Percent]	0.235%
Total Annual Expenses, Current [Percent]	0.28%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 287
Surrender Expense, 3 Years, Maximum [Dollars]	901
Surrender Expense, 5 Years, Maximum [Dollars]	1,575
Surrender Expense, 10 Years, Maximum [Dollars]	3,558
Annuitized Expense, 1 Year, Maximum [Dollars]	287
Annuitized Expense, 3 Years, Maximum [Dollars]	901
Annuitized Expense, 5 Years, Maximum [Dollars]	1,575
Annuitized Expense, 10 Years, Maximum [Dollars]	3,558
No Surrender Expense, 1 Year, Maximum [Dollars]	287
No Surrender Expense, 3 Years, Maximum [Dollars]	901
No Surrender Expense, 5 Years, Maximum [Dollars]	1,575
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,558
Average Annual Total Returns, 1 Year [Percent]	(4.54%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	2.39%	[4]
Average Annual Total Returns, 1 Year [Percent]	(4.54%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	2.39%	[4]
Class R2 [Member] | Annual Maintenance Fee [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R2 [Member] | Origination Fee for Residential Loans [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R2 [Member] | Origination Fee [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R3 [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.04%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.15%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.02%
Other Annual Expense (of Average Account Value), Current [Percent]	0.17%
Total Annual Expenses, Current [Percent]	0.215%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 220
Surrender Expense, 3 Years, Maximum [Dollars]	693
Surrender Expense, 5 Years, Maximum [Dollars]	1,211
Surrender Expense, 10 Years, Maximum [Dollars]	2,741
Annuitized Expense, 1 Year, Maximum [Dollars]	220
Annuitized Expense, 3 Years, Maximum [Dollars]	693
Annuitized Expense, 5 Years, Maximum [Dollars]	1,211
Annuitized Expense, 10 Years, Maximum [Dollars]	2,741
No Surrender Expense, 1 Year, Maximum [Dollars]	220
No Surrender Expense, 3 Years, Maximum [Dollars]	693
No Surrender Expense, 5 Years, Maximum [Dollars]	1,211
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 2,741
Investment Option Objective (N-3) [Text Block]	Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.
Investment Option Name (N-3) [Text Block]	Inflation-Linked Bond Account
Investment Option Adviser [Text Block]	TCIM
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.215%
Average Annual Total Returns, 1 Year [Percent]	4.62%	[6]
Average Annual Total Returns, 5 Years [Percent]	3.49%	[6]
Average Annual Total Returns, 10 Years [Percent]	2.45%	[6]
Annual Return Bar Chart (N-3) [Table Text Block]	Inflation-Linked Bond Account Best quarter: 4.01%, for the quarter ended March 31, 2016. Worst quarter: -3.41%, for the quarter ended September 30, 2022.	[7]
Annual Return, 2014 [Percent]	3.32%	[7]
Annual Return, 2015 [Percent]	(1.68%)	[7]
Annual Return, 2016 [Percent]	4.23%	[7]
Annual Return, 2017 [Percent]	1.85%	[7]
Annual Return, 2018 [Percent]	(0.49%)	[7]
Annual Return, 2019 [Percent]	6.53%	[7]
Annual Return, 2020 [Percent]	8.03%	[7]
Annual Return, 2021 [Percent]	5.28%	[7]
Annual Return, 2022 [Percent]	(6.34%)	[7]
Annual Return, 2023 [Percent]	4.62%	[7]
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]	Best quarter: 4.01%, for the quarter ended March 31, 2016. Worst quarter: -3.41%, for the quarter ended September 30, 2022.	[7]
Highest Quarterly Return [Percent]	4.01%	[7]
Lowest Quarterly Return [Percent]	(3.41%)	[7]
Highest Quarterly Return [Date]	Mar. 31, 2016	[7]
Lowest Quarterly Return [Date]	Sep. 30, 2022	[7]
Average Annual Total Returns, 1 Year [Percent]	4.62%	[6]
Average Annual Total Returns, 5 Years [Percent]	3.49%	[6]
Average Annual Total Returns, 10 Years [Percent]	2.45%	[6]
Class R3 [Member] | Annual Maintenance Fee [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R3 [Member] | Origination Fee for Residential Loans [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R3 [Member] | Origination Fee [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R1 [Member] | Social Choice Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.045%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.34%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.06%
Other Annual Expense (of Average Account Value), Current [Percent]	0.40%
Total Annual Expenses, Current [Percent]	0.45%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 460
Surrender Expense, 3 Years, Maximum [Dollars]	1,444
Surrender Expense, 5 Years, Maximum [Dollars]	2,520
Surrender Expense, 10 Years, Maximum [Dollars]	5,669
Annuitized Expense, 1 Year, Maximum [Dollars]	460
Annuitized Expense, 3 Years, Maximum [Dollars]	1,444
Annuitized Expense, 5 Years, Maximum [Dollars]	2,520
Annuitized Expense, 10 Years, Maximum [Dollars]	5,669
No Surrender Expense, 1 Year, Maximum [Dollars]	460
No Surrender Expense, 3 Years, Maximum [Dollars]	1,444
No Surrender Expense, 5 Years, Maximum [Dollars]	2,520
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 5,669
Average Annual Total Returns, 1 Year [Percent]	(14.56%)
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	6.18%	[4]
Average Annual Total Returns, 1 Year [Percent]	(14.56%)
Average Annual Total Returns, 5 Years [Percent]	8.20%
Average Annual Total Returns, 10 Years [Percent]	6.18%	[4]
Class R1 [Member] | Annual Maintenance Fee [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R1 [Member] | Origination Fee for Residential Loans [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R1 [Member] | Origination Fee [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R2 [Member] | Social Choice Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.045%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.21%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.025%
Other Annual Expense (of Average Account Value), Current [Percent]	0.235%
Total Annual Expenses, Current [Percent]	0.285%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 292
Surrender Expense, 3 Years, Maximum [Dollars]	917
Surrender Expense, 5 Years, Maximum [Dollars]	1,603
Surrender Expense, 10 Years, Maximum [Dollars]	3,621
Annuitized Expense, 1 Year, Maximum [Dollars]	292
Annuitized Expense, 3 Years, Maximum [Dollars]	917
Annuitized Expense, 5 Years, Maximum [Dollars]	1,603
Annuitized Expense, 10 Years, Maximum [Dollars]	3,621
No Surrender Expense, 1 Year, Maximum [Dollars]	292
No Surrender Expense, 3 Years, Maximum [Dollars]	917
No Surrender Expense, 5 Years, Maximum [Dollars]	1,603
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,621
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	6.37%	[4]
Average Annual Total Returns, 1 Year [Percent]	(14.73%)
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	6.37%	[4]
Class R2 [Member] | Annual Maintenance Fee [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R2 [Member] | Origination Fee for Residential Loans [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R2 [Member] | Origination Fee [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R3 [Member] | Social Choice Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.045%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.15%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.02%
Other Annual Expense (of Average Account Value), Current [Percent]	0.17%
Total Annual Expenses, Current [Percent]	0.22%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 225
Surrender Expense, 3 Years, Maximum [Dollars]	709
Surrender Expense, 5 Years, Maximum [Dollars]	1,239
Surrender Expense, 10 Years, Maximum [Dollars]	2,804
Annuitized Expense, 1 Year, Maximum [Dollars]	225
Annuitized Expense, 3 Years, Maximum [Dollars]	709
Annuitized Expense, 5 Years, Maximum [Dollars]	1,239
Annuitized Expense, 10 Years, Maximum [Dollars]	2,804
No Surrender Expense, 1 Year, Maximum [Dollars]	225
No Surrender Expense, 3 Years, Maximum [Dollars]	709
No Surrender Expense, 5 Years, Maximum [Dollars]	1,239
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 2,804
Investment Option Objective (N-3) [Text Block]	Seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.
Investment Option Name (N-3) [Text Block]	Social Choice Account
Investment Option Adviser [Text Block]	TCIM
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	14.82%	[6]
Average Annual Total Returns, 5 Years [Percent]	8.44%	[6]
Average Annual Total Returns, 10 Years [Percent]	6.43%	[6]
Annual Return Bar Chart (N-3) [Table Text Block]	Social Choice Account Best quarter: 14.00%, for the quarter ended June 30, 2020. Worst quarter: -13.19%, for the quarter ended March 31, 2020.	[7]
Annual Return, 2014 [Percent]	6.83%	[7]
Annual Return, 2015 [Percent]	(0.86%)	[7]
Annual Return, 2016 [Percent]	7.40%	[7]
Annual Return, 2017 [Percent]	14.27%	[7]
Annual Return, 2018 [Percent]	(4.29%)	[7]
Annual Return, 2019 [Percent]	20.80%	[7]
Annual Return, 2020 [Percent]	13.52%	[7]
Annual Return, 2021 [Percent]	12.64%	[7]
Annual Return, 2022 [Percent]	(15.47%)	[7]
Annual Return, 2023 [Percent]	14.82%	[7]
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]	Best quarter: 14.00%, for the quarter ended June 30, 2020. Worst quarter: -13.19%, for the quarter ended March 31, 2020.	[7]
Highest Quarterly Return [Percent]	14.00%	[7]
Lowest Quarterly Return [Percent]	(13.19%)	[7]
Highest Quarterly Return [Date]	Jun. 30, 2020	[7]
Lowest Quarterly Return [Date]	Mar. 31, 2020	[7]
Average Annual Total Returns, 1 Year [Percent]	14.82%	[6]
Average Annual Total Returns, 5 Years [Percent]	8.44%	[6]
Average Annual Total Returns, 10 Years [Percent]	6.43%	[6]
Class R3 [Member] | Annual Maintenance Fee [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R3 [Member] | Origination Fee for Residential Loans [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R3 [Member] | Origination Fee [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R1 [Member] | Money Market Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.015%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.34%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.06%
Other Annual Expense (of Average Account Value), Current [Percent]	0.40%
Total Annual Expenses, Current [Percent]	0.42%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 430
Surrender Expense, 3 Years, Maximum [Dollars]	1,349
Surrender Expense, 5 Years, Maximum [Dollars]	2,354
Surrender Expense, 10 Years, Maximum [Dollars]	5,299
Annuitized Expense, 1 Year, Maximum [Dollars]	430
Annuitized Expense, 3 Years, Maximum [Dollars]	1,349
Annuitized Expense, 5 Years, Maximum [Dollars]	2,354
Annuitized Expense, 10 Years, Maximum [Dollars]	5,299
No Surrender Expense, 1 Year, Maximum [Dollars]	430
No Surrender Expense, 3 Years, Maximum [Dollars]	1,349
No Surrender Expense, 5 Years, Maximum [Dollars]	2,354
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 5,299
Average Annual Total Returns, 1 Year [Percent]	(4.50%)	[8]
Average Annual Total Returns, 5 Years [Percent]	1.43%	[8]
Average Annual Total Returns, 10 Years [Percent]	0.84%	[4],[8]
Average Annual Total Returns, 1 Year [Percent]	(4.50%)	[8]
Average Annual Total Returns, 5 Years [Percent]	1.43%	[8]
Average Annual Total Returns, 10 Years [Percent]	0.84%	[4],[8]
Class R1 [Member] | Annual Maintenance Fee [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R1 [Member] | Origination Fee for Residential Loans [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R1 [Member] | Origination Fee [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R2 [Member] | Money Market Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.015%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.21%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.025%
Other Annual Expense (of Average Account Value), Current [Percent]	0.235%
Total Annual Expenses, Current [Percent]	0.255%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 261
Surrender Expense, 3 Years, Maximum [Dollars]	821
Surrender Expense, 5 Years, Maximum [Dollars]	1,435
Surrender Expense, 10 Years, Maximum [Dollars]	3,245
Annuitized Expense, 1 Year, Maximum [Dollars]	261
Annuitized Expense, 3 Years, Maximum [Dollars]	821
Annuitized Expense, 5 Years, Maximum [Dollars]	1,435
Annuitized Expense, 10 Years, Maximum [Dollars]	3,245
No Surrender Expense, 1 Year, Maximum [Dollars]	261
No Surrender Expense, 3 Years, Maximum [Dollars]	821
No Surrender Expense, 5 Years, Maximum [Dollars]	1,435
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 3,245
Average Annual Total Returns, 1 Year [Percent]	(4.90%)	[8]
Average Annual Total Returns, 5 Years [Percent]	1.64%	[8]
Average Annual Total Returns, 10 Years [Percent]	1.00%	[4],[8]
Average Annual Total Returns, 1 Year [Percent]	(4.90%)	[8]
Average Annual Total Returns, 5 Years [Percent]	1.64%	[8]
Average Annual Total Returns, 10 Years [Percent]	1.00%	[4],[8]
Class R2 [Member] | Annual Maintenance Fee [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R2 [Member] | Origination Fee for Residential Loans [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R2 [Member] | Origination Fee [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R3 [Member] | Money Market Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.015%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.15%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.02%
Other Annual Expense (of Average Account Value), Current [Percent]	0.17%
Total Annual Expenses, Current [Percent]	0.19%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 195
Surrender Expense, 3 Years, Maximum [Dollars]	612
Surrender Expense, 5 Years, Maximum [Dollars]	1,071
Surrender Expense, 10 Years, Maximum [Dollars]	2,426
Annuitized Expense, 1 Year, Maximum [Dollars]	195
Annuitized Expense, 3 Years, Maximum [Dollars]	612
Annuitized Expense, 5 Years, Maximum [Dollars]	1,071
Annuitized Expense, 10 Years, Maximum [Dollars]	2,426
No Surrender Expense, 1 Year, Maximum [Dollars]	195
No Surrender Expense, 3 Years, Maximum [Dollars]	612
No Surrender Expense, 5 Years, Maximum [Dollars]	1,071
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 2,426
Investment Option Objective (N-3) [Text Block]	Seeks high current income consistent with maintaining liquidity and preserving capital.
Investment Option Name (N-3) [Text Block]	Money Market Account
Investment Option Adviser [Text Block]	TCIM
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	4.97%	[6],[8]
Average Annual Total Returns, 5 Years [Percent]	1.71%	[6],[8]
Average Annual Total Returns, 10 Years [Percent]	1.06%	[6],[8]
Annual Return Bar Chart (N-3) [Table Text Block]	Money Market Account Best quarter: 1.31%, for the quarter ended December 31, 2023. Worst quarter: -0.02%, for the quarter ended March 31, 2022.	[7]
Annual Return, 2014 [Percent]	0.00%	[7]
Annual Return, 2015 [Percent]	0.00%	[7]
Annual Return, 2016 [Percent]	0.13%	[7]
Annual Return, 2017 [Percent]	0.50%	[7]
Annual Return, 2018 [Percent]	1.46%	[7]
Annual Return, 2019 [Percent]	2.02%	[7]
Annual Return, 2020 [Percent]	0.38%	[7]
Annual Return, 2021 [Percent]	0.00%	[7]
Annual Return, 2022 [Percent]	1.24%	[7]
Annual Return, 2023 [Percent]	4.97%	[7]
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]	Best quarter: 1.31%, for the quarter ended December 31, 2023. Worst quarter: -0.02%, for the quarter ended March 31, 2022.	[7]
Highest Quarterly Return [Percent]	1.31%	[7]
Lowest Quarterly Return [Percent]	(0.02%)	[7]
Highest Quarterly Return [Date]	Dec. 31, 2023	[7]
Lowest Quarterly Return [Date]	Mar. 31, 2022	[7]
Average Annual Total Returns, 1 Year [Percent]	4.97%	[6],[8]
Average Annual Total Returns, 5 Years [Percent]	1.71%	[6],[8]
Average Annual Total Returns, 10 Years [Percent]	1.06%	[6],[8]
Class R3 [Member] | Annual Maintenance Fee [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R3 [Member] | Origination Fee for Residential Loans [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R3 [Member] | Origination Fee [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R4 [Member] | Stock Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.08%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.005%
Other Annual Expense (of Average Account Value), Current [Percent]	0.015%
Total Annual Expenses, Current [Percent]	0.10%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 102
Surrender Expense, 3 Years, Maximum [Dollars]	323
Surrender Expense, 5 Years, Maximum [Dollars]	565
Surrender Expense, 10 Years, Maximum [Dollars]	1,283
Annuitized Expense, 1 Year, Maximum [Dollars]	102
Annuitized Expense, 3 Years, Maximum [Dollars]	323
Annuitized Expense, 5 Years, Maximum [Dollars]	565
Annuitized Expense, 10 Years, Maximum [Dollars]	1,283
No Surrender Expense, 1 Year, Maximum [Dollars]	102
No Surrender Expense, 3 Years, Maximum [Dollars]	323
No Surrender Expense, 5 Years, Maximum [Dollars]	565
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 1,283
Average Annual Total Returns, 1 Year [Percent]	(22.56%)
Average Annual Total Returns, 5 Years [Percent]	12.31%	[4]
Average Annual Total Returns, 10 Years [Percent]	8.66%	[4]
Average Annual Total Returns, 1 Year [Percent]	(22.56%)
Average Annual Total Returns, 5 Years [Percent]	12.31%	[4]
Average Annual Total Returns, 10 Years [Percent]	8.66%	[4]
Class R4 [Member] | Annual Maintenance Fee [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R4 [Member] | Origination Fee for Residential Loans [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R4 [Member] | Origination Fee [Member] | Stock Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R4 [Member] | Global Equities Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 97
Surrender Expense, 3 Years, Maximum [Dollars]	307
Surrender Expense, 5 Years, Maximum [Dollars]	537
Surrender Expense, 10 Years, Maximum [Dollars]	1,219
Annuitized Expense, 1 Year, Maximum [Dollars]	97
Annuitized Expense, 3 Years, Maximum [Dollars]	307
Annuitized Expense, 5 Years, Maximum [Dollars]	537
Annuitized Expense, 10 Years, Maximum [Dollars]	1,219
No Surrender Expense, 1 Year, Maximum [Dollars]	97
No Surrender Expense, 3 Years, Maximum [Dollars]	307
No Surrender Expense, 5 Years, Maximum [Dollars]	537
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 1,219
Average Annual Total Returns, 1 Year [Percent]	(24.13%)
Average Annual Total Returns, 5 Years [Percent]	13.01%	[4]
Average Annual Total Returns, 10 Years [Percent]	8.21%	[4]
Average Annual Total Returns, 1 Year [Percent]	(24.13%)
Average Annual Total Returns, 5 Years [Percent]	13.01%	[4]
Average Annual Total Returns, 10 Years [Percent]	8.21%	[4]
Class R4 [Member] | Annual Maintenance Fee [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R4 [Member] | Origination Fee for Residential Loans [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R4 [Member] | Origination Fee [Member] | Global Equities Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R4 [Member] | Growth Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.05%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.005%
Other Annual Expense (of Average Account Value), Current [Percent]	0.015%
Total Annual Expenses, Current [Percent]	0.07%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 72
Surrender Expense, 3 Years, Maximum [Dollars]	226
Surrender Expense, 5 Years, Maximum [Dollars]	396
Surrender Expense, 10 Years, Maximum [Dollars]	899
Annuitized Expense, 1 Year, Maximum [Dollars]	72
Annuitized Expense, 3 Years, Maximum [Dollars]	226
Annuitized Expense, 5 Years, Maximum [Dollars]	396
Annuitized Expense, 10 Years, Maximum [Dollars]	899
No Surrender Expense, 1 Year, Maximum [Dollars]	72
No Surrender Expense, 3 Years, Maximum [Dollars]	226
No Surrender Expense, 5 Years, Maximum [Dollars]	396
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 899
Average Annual Total Returns, 1 Year [Percent]	(46.31%)
Average Annual Total Returns, 5 Years [Percent]	17.19%	[4]
Average Annual Total Returns, 10 Years [Percent]	13.47%	[4]
Average Annual Total Returns, 1 Year [Percent]	(46.31%)
Average Annual Total Returns, 5 Years [Percent]	17.19%	[4]
Average Annual Total Returns, 10 Years [Percent]	13.47%	[4]
Class R4 [Member] | Annual Maintenance Fee [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R4 [Member] | Origination Fee for Residential Loans [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R4 [Member] | Origination Fee [Member] | Growth Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R4 [Member] | Equity Index Account [Member]
Prospectus:
Contract Expense (of Average Annual Net Assets) (N-3) Minimum [Percent]	0.03%
Optional Benefits Minimum [Percent]
Lowest Annual Cost [Dollars]	$ 29
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.005%
Other Annual Expense (of Average Account Value), Current [Percent]	0.015%
Total Annual Expenses, Current [Percent]	0.03%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 31
Surrender Expense, 3 Years, Maximum [Dollars]	97
Surrender Expense, 5 Years, Maximum [Dollars]	170
Surrender Expense, 10 Years, Maximum [Dollars]	386
Annuitized Expense, 1 Year, Maximum [Dollars]	31
Annuitized Expense, 3 Years, Maximum [Dollars]	97
Annuitized Expense, 5 Years, Maximum [Dollars]	170
Annuitized Expense, 10 Years, Maximum [Dollars]	386
No Surrender Expense, 1 Year, Maximum [Dollars]	31
No Surrender Expense, 3 Years, Maximum [Dollars]	97
No Surrender Expense, 5 Years, Maximum [Dollars]	170
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 386
Average Annual Total Returns, 1 Year [Percent]	(25.97%)
Average Annual Total Returns, 5 Years [Percent]	15.03%	[4]
Average Annual Total Returns, 10 Years [Percent]	11.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	(25.97%)
Average Annual Total Returns, 5 Years [Percent]	15.03%	[4]
Average Annual Total Returns, 10 Years [Percent]	11.29%	[4]
Class R4 [Member] | Annual Maintenance Fee [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R4 [Member] | Origination Fee for Residential Loans [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R4 [Member] | Origination Fee [Member] | Equity Index Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R4 [Member] | Global Equities Account [Member]
Prospectus:
Management Fees (of Average Account Value), Current [Percent]	0.075%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.005%
Other Annual Expense (of Average Account Value), Current [Percent]	0.015%
Total Annual Expenses, Current [Percent]	0.095%
Class R4 [Member] | Core Bond Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.075%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.005%
Other Annual Expense (of Average Account Value), Current [Percent]	0.015%
Total Annual Expenses, Current [Percent]	0.095%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 97
Surrender Expense, 3 Years, Maximum [Dollars]	307
Surrender Expense, 5 Years, Maximum [Dollars]	537
Surrender Expense, 10 Years, Maximum [Dollars]	1,219
Annuitized Expense, 1 Year, Maximum [Dollars]	97
Annuitized Expense, 3 Years, Maximum [Dollars]	307
Annuitized Expense, 5 Years, Maximum [Dollars]	537
Annuitized Expense, 10 Years, Maximum [Dollars]	1,219
No Surrender Expense, 1 Year, Maximum [Dollars]	97
No Surrender Expense, 3 Years, Maximum [Dollars]	307
No Surrender Expense, 5 Years, Maximum [Dollars]	537
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 1,219
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	1.46%	[4]
Average Annual Total Returns, 10 Years [Percent]	2.06%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.48%
Average Annual Total Returns, 5 Years [Percent]	1.46%	[4]
Average Annual Total Returns, 10 Years [Percent]	2.06%	[4]
Class R4 [Member] | Annual Maintenance Fee [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R4 [Member] | Origination Fee for Residential Loans [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R4 [Member] | Origination Fee [Member] | Core Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R4 [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.04%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.005%
Other Annual Expense (of Average Account Value), Current [Percent]	0.015%
Total Annual Expenses, Current [Percent]	0.06%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 61
Surrender Expense, 3 Years, Maximum [Dollars]	194
Surrender Expense, 5 Years, Maximum [Dollars]	339
Surrender Expense, 10 Years, Maximum [Dollars]	771
Annuitized Expense, 1 Year, Maximum [Dollars]	61
Annuitized Expense, 3 Years, Maximum [Dollars]	194
Annuitized Expense, 5 Years, Maximum [Dollars]	339
Annuitized Expense, 10 Years, Maximum [Dollars]	771
No Surrender Expense, 1 Year, Maximum [Dollars]	61
No Surrender Expense, 3 Years, Maximum [Dollars]	194
No Surrender Expense, 5 Years, Maximum [Dollars]	339
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 771
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	3.53%	[4]
Average Annual Total Returns, 10 Years [Percent]	2.47%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	3.53%	[4]
Average Annual Total Returns, 10 Years [Percent]	2.47%	[4]
Class R4 [Member] | Annual Maintenance Fee [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R4 [Member] | Origination Fee for Residential Loans [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R4 [Member] | Origination Fee [Member] | Inflation-Linked Bond Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R4 [Member] | Social Choice Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.045%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.005%
Other Annual Expense (of Average Account Value), Current [Percent]	0.015%
Total Annual Expenses, Current [Percent]	0.065%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 67
Surrender Expense, 3 Years, Maximum [Dollars]	210
Surrender Expense, 5 Years, Maximum [Dollars]	368
Surrender Expense, 10 Years, Maximum [Dollars]	835
Annuitized Expense, 1 Year, Maximum [Dollars]	67
Annuitized Expense, 3 Years, Maximum [Dollars]	210
Annuitized Expense, 5 Years, Maximum [Dollars]	368
Annuitized Expense, 10 Years, Maximum [Dollars]	835
No Surrender Expense, 1 Year, Maximum [Dollars]	67
No Surrender Expense, 3 Years, Maximum [Dollars]	210
No Surrender Expense, 5 Years, Maximum [Dollars]	368
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 835
Average Annual Total Returns, 1 Year [Percent]	(15.00%)
Average Annual Total Returns, 5 Years [Percent]	8.48%	[4]
Average Annual Total Returns, 10 Years [Percent]	6.45%	[4]
Average Annual Total Returns, 1 Year [Percent]	(15.00%)
Average Annual Total Returns, 5 Years [Percent]	8.48%	[4]
Average Annual Total Returns, 10 Years [Percent]	6.45%	[4]
Class R4 [Member] | Annual Maintenance Fee [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R4 [Member] | Origination Fee for Residential Loans [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R4 [Member] | Origination Fee [Member] | Social Choice Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75
Class R4 [Member] | Money Market Account [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 0	[5]
Base Contract Expense (of Average Account Value), Current [Percent]	0.005%
Management Fees (of Average Account Value), Current [Percent]	0.015%
Other Annual Expense 1 (of Average Account Value), Current [Percent]	0.01%
Other Annual Expense 2 (of Average Account Value), Current [Percent]	0.005%
Other Annual Expense (of Average Account Value), Current [Percent]	0.015%
Total Annual Expenses, Current [Percent]	0.035%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 36
Surrender Expense, 3 Years, Maximum [Dollars]	113
Surrender Expense, 5 Years, Maximum [Dollars]	198
Surrender Expense, 10 Years, Maximum [Dollars]	450
Annuitized Expense, 1 Year, Maximum [Dollars]	36
Annuitized Expense, 3 Years, Maximum [Dollars]	113
Annuitized Expense, 5 Years, Maximum [Dollars]	198
Annuitized Expense, 10 Years, Maximum [Dollars]	450
No Surrender Expense, 1 Year, Maximum [Dollars]	36
No Surrender Expense, 3 Years, Maximum [Dollars]	113
No Surrender Expense, 5 Years, Maximum [Dollars]	198
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 450
Average Annual Total Returns, 1 Year [Percent]	(5.14%)	[4],[8]
Average Annual Total Returns, 5 Years [Percent]	1.74%	[4],[8]
Average Annual Total Returns, 10 Years [Percent]	1.08%	[4],[8]
Average Annual Total Returns, 1 Year [Percent]	(5.14%)	[4],[8]
Average Annual Total Returns, 5 Years [Percent]	1.74%	[4],[8]
Average Annual Total Returns, 10 Years [Percent]	1.08%	[4],[8]
Class R4 [Member] | Annual Maintenance Fee [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 25
Class R4 [Member] | Origination Fee for Residential Loans [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	125
Class R4 [Member] | Origination Fee [Member] | Money Market Account [Member]
Prospectus:
Other Annual Expense, Current [Dollars]	$ 75

[1]	Effective May 1, 2024, the equity components of the Account's Composite Index changed from the Russell 3000 Index to the S&P 500 Index and from the MSCI EAFE + Canada Index to the MSCI EAFE Index. The returns of the S&P 500 Index and the MSCI EAFE Index are more appropriate for comparison purposes due to the investment strategy of the Account to seek to achieve the returns of the U.S. stock market and foreign stock markets, while taking into consideration certain ESG criteria.
[2]	The CREF Social Choice Account Composite Index is a weighted average of three unmanaged indices. As of December 31, 2023 the CREF Social Choice Account Composite Index consisted of: 42.0% Russell 3000® Index, 40.0% Bloomberg U.S. Aggregate Bond Index and 18.0% MSCI EAFE + Canada Index. The weights in the composite index approximately reflect the relative sizes of the domestic, domestic investment-grade bond and developed foreign market segments of the Social Choice Account. The Account’s composite index, the components that make up a composite index and the method of calculating a composite index’s performance may vary over time. See “More about benchmarks and other indices” below for additional information.
[3]	The CREF Stock Account Composite Index is a weighted average of two unmanaged indices. As of December 31, 2023 the CREF Stock Account Composite Index consisted of: 65.0% Russell 3000® Index (domestic equities) and 35.0% MSCI ACWI ex USA IMI (foreign equities). The weights in the composite index approximately reflect the relative sizes of the domestic and foreign equity segments of the Stock Account. The Account’s composite index, the components that make up a composite index and the method of calculating a composite index’s performance may vary over time. See “More about benchmarks and other indices” below for additional information.
[4]	The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Accounts’ Class R3. The performance for Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher and lower than Class R3 for the same period. The performance for Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
[5]	Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.
[6]	Previously, the information stated above showed each Account’s average annual total returns and current expenses for Class R1. Class R3 has been selected because Class R3 is the oldest class of CREF.
[7]	Previously, the bar charts above showed each Account’s annual total returns for Class R1. Class R3 has been selected because Class R3 is the oldest class of CREF, which resulted in a change in inception dates for Classes R1 and R3, as shown in the tables below.
[8]	TIAA withheld (“waived”) a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1–R3 of the CREF Money Market Account (the “Account”) when a class’s yield was less than zero until December 31, 2021. TIAA had the right, for a period of three years after the date an amount was waived, to recover from each class of the Account, including from Class R4 with respect to assets transferred from Classes R1–R3 that benefitted from the waiver, a portion of the amounts waived at such time as the class’s daily yield was positive absent the effect of the waiver and, in such event, the amount of recovery on any day was approximately 25% of the class’s yield (net of all other expenses) on that day.